UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor Managed Retirement Income Fund℠
Fidelity Advisor Managed Retirement 2005 Fund℠
Fidelity Advisor Managed Retirement 2010 Fund℠
Fidelity Advisor Managed Retirement 2015 Fund℠
Fidelity Advisor Managed Retirement 2020 Fund℠
Fidelity Advisor Managed Retirement 2025 Fund℠
Class A, Class M, Class C and Class I

Semi-Annual Report

January 31, 2018

Each Class A, Class M, Class C and Class I are classes of Fidelity Managed Retirement Funds℠

Contents

Fidelity Managed Retirement Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2005 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Managed Retirement Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.6
Fidelity Series Government Money Market Fund 1.39%	22.8
Fidelity Series Short-Term Credit Fund	5.7
Fidelity Series Inflation-Protected Bond Index Fund	3.8
Fidelity Series Emerging Markets Fund	3.2
Fidelity Series International Growth Fund	2.7
Fidelity Series International Value Fund	2.7
Fidelity Series Intrinsic Opportunities Fund	2.1
Fidelity Series Long-Term Treasury Bond Index Fund	2.1
Fidelity Series Commodity Strategy Fund	2.1
84.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.5%
International Equity Funds	9.6%
Bond Funds	46.4%
Short-Term Funds	28.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement Income Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,605	$47,910
Fidelity Series 1000 Value Index Fund (a)	4,470	59,093
Fidelity Series All-Sector Equity Fund (a)	6,717	90,410
Fidelity Series Blue Chip Growth Fund (a)	6,171	92,744
Fidelity Series Commodity Strategy Fund (a)	39,331	218,679
Fidelity Series Growth & Income Fund (a)	12,660	209,528
Fidelity Series Growth Company Fund (a)	10,103	185,190
Fidelity Series Intrinsic Opportunities Fund (a)	11,924	226,199
Fidelity Series Opportunistic Insights Fund (a)	5,375	101,912
Fidelity Series Real Estate Equity Fund (a)	1,443	17,825
Fidelity Series Small Cap Discovery Fund (a)	2,136	27,343
Fidelity Series Small Cap Opportunities Fund (a)	5,631	81,588
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,009	161,766
Fidelity Series Value Discovery Fund (a)	8,262	114,763
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,461,590)		1,634,950

International Equity Funds - 9.6%
Fidelity Series Canada Fund (a)	2,556	28,089
Fidelity Series Emerging Markets Fund (a)	14,576	339,474
Fidelity Series International Growth Fund (a)	16,736	286,182
Fidelity Series International Small Cap Fund (a)	3,586	68,379
Fidelity Series International Value Fund (a)	25,129	284,211
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $873,773)		1,006,335

Bond Funds - 46.4%
Fidelity Series Emerging Markets Debt Fund (a)	6,106	62,710
Fidelity Series Floating Rate High Income Fund (a)	2,715	25,925
Fidelity Series High Income Fund (a)	16,250	158,758
Fidelity Series Inflation-Protected Bond Index Fund (a)	40,882	395,742
Fidelity Series International Credit Fund (a)	576	5,744
Fidelity Series Investment Grade Bond Fund (a)	356,123	3,956,523
Fidelity Series Long-Term Treasury Bond Index Fund (a)	25,753	222,251
Fidelity Series Real Estate Income Fund (a)	4,448	47,946
TOTAL BOND FUNDS
(Cost $4,950,234)		4,875,599

Short-Term Funds - 28.5%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	2,405,337	2,405,337
Fidelity Series Short-Term Credit Fund (a)	60,352	598,084
TOTAL SHORT-TERM FUNDS
(Cost $3,008,748)		3,003,421
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,294,345)		10,520,305
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,216)
NET ASSETS - 100%		$10,516,089

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$53,599	$1,023	$13,378	$1,021	$5,650	$1,016	$47,910
Fidelity Series 1000 Value Index Fund	65,482	2,314	13,070	2,310	778	3,589	59,093
Fidelity Series All-Sector Equity Fund	100,754	9,328	23,039	9,316	1,271	2,096	90,410
Fidelity Series Blue Chip Growth Fund	102,044	11,158	27,143	11,078	960	5,725	92,744
Fidelity Series Canada Fund	--	31,783	5,058	319	118	1,246	28,089
Fidelity Series Commodity Strategy Fund	234,136	1,223	30,009	1,217	919	12,410	218,679
Fidelity Series Emerging Markets Debt Fund	67,678	2,827	7,390	2,825	(7)	(398)	62,710
Fidelity Series Emerging Markets Fund	535,409	10,358	270,718	10,339	31,103	33,322	339,474
Fidelity Series Floating Rate High Income Fund	28,257	729	3,079	728	(7)	25	25,925
Fidelity Series Government Money Market Fund 1.39%	2,226,650	432,066	253,379	13,792	--	--	2,405,337
Fidelity Series Growth & Income Fund	235,591	11,101	56,140	11,092	2,773	16,203	209,528
Fidelity Series Growth Company Fund	202,742	17,839	56,924	17,815	5,627	15,906	185,190
Fidelity Series High Income Fund	169,753	5,540	17,007	5,536	(2)	474	158,758
Fidelity Series Inflation-Protected Bond Index Fund	430,047	20,757	47,053	8,237	(119)	(7,890)	395,742
Fidelity Series International Credit Fund	5,663	108	10	108	--	(17)	5,744
Fidelity Series International Growth Fund	327,958	8,908	80,130	8,894	4,725	24,721	286,182
Fidelity Series International Small Cap Fund	75,432	4,212	17,855	4,206	1,410	5,180	68,379
Fidelity Series International Value Fund	331,860	8,894	78,754	8,881	4,590	17,621	284,211
Fidelity Series Intrinsic Opportunities Fund	240,891	11,101	47,581	11,098	2,595	19,193	226,199
Fidelity Series Investment Grade Bond Fund	4,250,329	214,896	442,069	69,365	(247)	(66,386)	3,956,523
Fidelity Series Long-Term Treasury Bond Index Fund	106,209	140,150	20,198	2,548	(86)	(3,824)	222,251
Fidelity Series Opportunistic Insights Fund	112,951	11,392	30,711	11,378	2,551	5,729	101,912
Fidelity Series Real Estate Equity Fund	20,423	1,705	2,923	969	(10)	(1,370)	17,825
Fidelity Series Real Estate Income Fund	53,628	2,622	5,790	2,619	(46)	(2,468)	47,946
Fidelity Series Short-Term Credit Fund	947,882	15,604	359,646	6,921	(427)	(5,329)	598,084
Fidelity Series Small Cap Discovery Fund	30,163	277	5,611	217	355	2,159	27,343
Fidelity Series Small Cap Opportunities Fund	91,011	9,592	19,670	9,529	246	409	81,588
Fidelity Series Stock Selector Large Cap Value Fund	176,654	10,573	31,582	10,559	1,540	4,581	161,766
Fidelity Series Value Discovery Fund	124,457	7,677	22,220	6,144	733	4,116	114,763
Total	$11,347,653	$1,005,757	$1,988,137	$249,061	$66,993	$88,039	$10,520,305

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $10,294,345) — See accompanying schedule		$10,520,305
Cash		1
Receivable for investments sold		133,629
Total assets		10,653,935
Liabilities
Payable for investments purchased	$128,354
Payable for fund shares redeemed	5,275
Accrued management fee	4,111
Distribution and service plan fees payable	106
Total liabilities		137,846
Net Assets		$10,516,089
Net Assets consist of:
Paid in capital		$10,176,067
Undistributed net investment income		10,854
Accumulated undistributed net realized gain (loss) on investments		103,208
Net unrealized appreciation (depreciation) on investments		225,960
Net Assets		$10,516,089
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($180,404 ÷ 3,085.30 shares)		$58.47
Maximum offering price per share (100/94.25 of $58.47)		$62.04
Class M:
Net Asset Value and redemption price per share ($60,545 ÷ 1,034.70 shares)		$58.51
Maximum offering price per share (100/96.50 of $58.51)		$60.63
Class C:
Net Asset Value and offering price per share ($51,700 ÷ 886.90 shares)(a)		$58.29
Fidelity Managed Retirement Income:
Net Asset Value, offering price and redemption price per share ($10,160,996 ÷ 173,852.50 shares)		$58.45
Class I:
Net Asset Value, offering price and redemption price per share ($62,444 ÷ 1,068.50 shares)		$58.44

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$138,863
Expenses
Management fee	$25,407
Distribution and service plan fees	744
Independent trustees' fees and expenses	21
Total expenses before reductions	26,172
Expense reductions	(178)	25,994
Net investment income (loss)		112,869
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	66,993
Capital gain distributions from underlying funds	110,198
Total net realized gain (loss)		177,191
Change in net unrealized appreciation (depreciation) on underlying funds		88,039
Net gain (loss)		265,230
Net increase (decrease) in net assets resulting from operations		$378,099

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$112,869	$195,011
Net realized gain (loss)	177,191	879,557
Change in net unrealized appreciation (depreciation)	88,039	(466,546)
Net increase (decrease) in net assets resulting from operations	378,099	608,022
Distributions to shareholders from net investment income	(115,933)	(184,761)
Distributions to shareholders from net realized gain	(724,656)	(14,929)
Total distributions	(840,589)	(199,690)
Share transactions - net increase (decrease)	(364,567)	(2,860,773)
Total increase (decrease) in net assets	(827,057)	(2,452,441)
Net Assets
Beginning of period	11,343,146	13,795,587
End of period	$10,516,089	$11,343,146
Other Information
Undistributed net investment income end of period	$10,854	$13,918

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement Income Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$61.00	$59.02	$58.61	$57.41	$54.16	$50.46
Income from Investment Operations
Net investment income (loss)A	.541	.756	.758	.686	.708	.825
Net realized and unrealized gain (loss)	1.438	2.008	.457	1.311	3.351	3.933
Total from investment operations	1.979	2.764	1.215	1.997	4.059	4.758
Distributions from net investment income	(.534)	(.717)	(.754)	(.658)	(.686)	(.804)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(4.509)	(.784)	(.805)	(.797)	(.809)	(1.058)
Net asset value, end of period	$58.47	$61.00	$59.02	$58.61	$57.41	$54.16
Total ReturnB,C,D	3.42%	4.73%	2.12%	3.50%	7.54%	9.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G,H	.32%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.71%G,H	.32%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.71%G,H	.32%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.83%G	1.27%	1.32%	1.18%	1.26%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$180	$287	$293	$432	$419	$391
Portfolio turnover rateE	18%G	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$61.04	$59.07	$58.67	$57.46	$54.24	$50.53
Income from Investment Operations
Net investment income (loss)A	.467	.608	.615	.540	.581	.686
Net realized and unrealized gain (loss)	1.444	2.008	.450	1.318	3.339	3.958
Total from investment operations	1.911	2.616	1.065	1.858	3.920	4.644
Distributions from net investment income	(.466)	(.579)	(.614)	(.509)	(.577)	(.680)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(4.441)	(.646)	(.665)	(.648)	(.700)	(.934)
Net asset value, end of period	$58.51	$61.04	$59.07	$58.67	$57.46	$54.24
Total ReturnB,C,D	3.29%	4.47%	1.86%	3.25%	7.26%	9.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.96%G,H	.57%	.50%	.50%	.49%H	.49%H
Expenses net of fee waivers, if any	.96%G,H	.57%	.50%	.50%	.49%H	.49%H
Expenses net of all reductions	.96%G,H	.57%	.50%	.50%	.49%H	.49%H
Net investment income (loss)	1.58%G	1.02%	1.07%	.93%	1.02%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$61	$82	$86	$90	$26	$1
Portfolio turnover rateE	18%G	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.85	$58.91	$58.53	$57.34	$54.13	$50.49
Income from Investment Operations
Net investment income (loss)A	.317	.310	.328	.245	.293	.434
Net realized and unrealized gain (loss)	1.432	2.009	.435	1.323	3.354	3.919
Total from investment operations	1.749	2.319	.763	1.568	3.647	4.353
Distributions from net investment income	(.334)	(.312)	(.332)	(.239)	(.314)	(.459)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(4.309)	(.379)	(.383)	(.378)	(.437)	(.713)
Net asset value, end of period	$58.29	$60.85	$58.91	$58.53	$57.34	$54.13
Total ReturnB,C,D	3.02%	3.96%	1.34%	2.72%	6.76%	8.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.46%G,H	1.07%	1.00%	1.01%H	.99%H	1.00%
Expenses net of fee waivers, if any	1.46%G,H	1.07%	1.00%	1.01%H	.99%H	1.00%
Expenses net of all reductions	1.46%G,H	1.07%	1.00%	1.01%H	.99%H	1.00%
Net investment income (loss)	1.08%G	.52%	.57%	.42%	.52%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$52	$52	$58	$60	$325	$54
Portfolio turnover rateE	18%G	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$61.00	$59.01	$58.61	$57.41	$54.15	$50.46
Income from Investment Operations
Net investment income (loss)A	.612	.905	.901	.831	.851	.956
Net realized and unrealized gain (loss)	1.451	2.003	.452	1.313	3.358	3.922
Total from investment operations	2.063	2.908	1.353	2.144	4.209	4.878
Distributions from net investment income	(.638)	(.851)	(.902)	(.805)	(.826)	(.934)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(4.613)	(.918)	(.953)	(.944)	(.949)	(1.188)
Net asset value, end of period	$58.45	$61.00	$59.01	$58.61	$57.41	$54.15
Total ReturnB,C	3.56%	4.98%	2.37%	3.76%	7.82%	9.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.07%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.47%F	.07%	-%	-%	-%	-%
Expenses net of all reductions	.46%F	.07%	-%	-%	-%	-%
Net investment income (loss)	2.08%F	1.52%	1.57%	1.43%	1.51%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$10,161	$10,828	$13,227	$14,208	$9,774	$4,474
Portfolio turnover rateD	18%F	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.99	$58.99	$58.59	$57.39	$54.14	$50.45
Income from Investment Operations
Net investment income (loss)A	.615	.906	.899	.830	.856	.957
Net realized and unrealized gain (loss)	1.438	2.013	.454	1.314	3.343	3.921
Total from investment operations	2.053	2.919	1.353	2.144	4.199	4.878
Distributions from net investment income	(.628)	(.852)	(.902)	(.805)	(.826)	(.934)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(4.603)	(.919)	(.953)	(.944)	(.949)	(1.188)
Net asset value, end of period	$58.44	$60.99	$58.99	$58.59	$57.39	$54.14
Total ReturnB,C	3.55%	5.01%	2.37%	3.76%	7.81%	9.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F,G	.07%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.46%F,G	.07%	-%	-%	-%	-%
Expenses net of all reductions	.46%F,G	.07%	-%	-%	-%	-%
Net investment income (loss)	2.08%F	1.52%	1.57%	1.43%	1.51%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$62	$94	$131	$90	$61	$4
Portfolio turnover rateD	18%F	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	36.9
Fidelity Series Government Money Market Fund 1.39%	21.2
Fidelity Series Short-Term Credit Fund	5.3
Fidelity Series Inflation-Protected Bond Index Fund	3.6
Fidelity Series Emerging Markets Fund	3.5
Fidelity Series International Growth Fund	3.0
Fidelity Series International Value Fund	3.0
Fidelity Series Intrinsic Opportunities Fund	2.5
Fidelity Series Growth & Income Fund	2.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.1
83.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.5%
International Equity Funds	10.5%
Bond Funds	45.5%
Short-Term Funds	26.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2005 Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,121	$39,007
Fidelity Series 1000 Value Index Fund (a)	3,639	48,113
Fidelity Series All-Sector Equity Fund (a)	5,469	73,609
Fidelity Series Blue Chip Growth Fund (a)	5,024	75,508
Fidelity Series Commodity Strategy Fund (a)	27,904	155,144
Fidelity Series Growth & Income Fund (a)	10,308	170,592
Fidelity Series Growth Company Fund (a)	8,235	150,948
Fidelity Series Intrinsic Opportunities Fund (a)	9,687	183,755
Fidelity Series Opportunistic Insights Fund (a)	4,376	82,972
Fidelity Series Real Estate Equity Fund (a)	1,160	14,327
Fidelity Series Small Cap Discovery Fund (a)	1,739	22,262
Fidelity Series Small Cap Opportunities Fund (a)	4,584	66,429
Fidelity Series Stock Selector Large Cap Value Fund (a)	9,778	131,715
Fidelity Series Value Discovery Fund (a)	6,728	93,447
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,166,343)		1,307,828

International Equity Funds - 10.5%
Fidelity Series Canada Fund (a)	1,998	21,962
Fidelity Series Emerging Markets Fund (a)	11,302	263,214
Fidelity Series International Growth Fund (a)	13,087	223,793
Fidelity Series International Small Cap Fund (a)	2,804	53,470
Fidelity Series International Value Fund (a)	19,650	222,243
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $681,446)		784,682

Bond Funds - 45.5%
Fidelity Series Emerging Markets Debt Fund (a)	4,301	44,170
Fidelity Series Floating Rate High Income Fund (a)	1,906	18,204
Fidelity Series High Income Fund (a)	11,717	114,472
Fidelity Series Inflation-Protected Bond Index Fund (a)	27,647	267,626
Fidelity Series International Credit Fund (a)	512	5,104
Fidelity Series Investment Grade Bond Fund (a)	247,373	2,748,318
Fidelity Series Long-Term Treasury Bond Index Fund (a)	18,247	157,470
Fidelity Series Real Estate Income Fund (a)	3,128	33,719
TOTAL BOND FUNDS
(Cost $3,440,165)		3,389,083

Short-Term Funds - 26.5%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	1,582,392	1,582,392
Fidelity Series Short-Term Credit Fund (a)	39,817	394,582
TOTAL SHORT-TERM FUNDS
(Cost $1,980,453)		1,976,974
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,268,407)		7,458,567
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,453)
NET ASSETS - 100%		$7,455,114

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$56,868	$2,337	$26,169	$918	$10,874	$(4,903)	$39,007
Fidelity Series 1000 Value Index Fund	69,477	3,806	28,950	2,077	1,329	2,451	48,113
Fidelity Series All-Sector Equity Fund	106,903	11,038	47,199	8,380	1,739	1,128	73,609
Fidelity Series Blue Chip Growth Fund	108,267	13,270	51,424	10,529	1,324	4,071	75,508
Fidelity Series Canada Fund	--	30,679	9,981	272	244	1,020	21,962
Fidelity Series Commodity Strategy Fund	206,740	6,219	67,858	954	2,008	8,035	155,144
Fidelity Series Emerging Markets Debt Fund	60,536	3,786	19,903	2,238	(21)	(228)	44,170
Fidelity Series Emerging Markets Fund	517,918	21,958	332,076	8,501	35,783	19,631	263,214
Fidelity Series Floating Rate High Income Fund	25,278	1,224	8,293	579	(19)	14	18,204
Fidelity Series Government Money Market Fund 1.39%	1,821,465	416,383	655,456	10,025	--	--	1,582,392
Fidelity Series Growth & Income Fund	249,973	17,248	112,073	11,050	3,845	11,599	170,592
Fidelity Series Growth Company Fund	215,087	21,602	104,787	16,131	8,454	10,592	150,948
Fidelity Series High Income Fund	151,884	8,241	45,931	4,422	(39)	317	114,472
Fidelity Series Inflation-Protected Bond Index Fund	367,711	27,266	121,713	6,091	(574)	(5,064)	267,626
Fidelity Series International Credit Fund	5,101	96	78	96	--	(15)	5,104
Fidelity Series International Growth Fund	331,436	15,653	148,524	7,629	7,246	17,982	223,793
Fidelity Series International Small Cap Fund	76,229	5,547	33,872	3,612	2,126	3,440	53,470
Fidelity Series International Value Fund	335,403	15,822	147,705	7,617	7,179	11,544	222,243
Fidelity Series Intrinsic Opportunities Fund	249,469	18,036	103,998	11,019	5,920	14,328	183,755
Fidelity Series Investment Grade Bond Fund	3,707,152	292,205	1,203,611	53,812	(287)	(47,141)	2,748,318
Fidelity Series Long-Term Treasury Bond Index Fund	93,409	120,075	53,469	2,004	(235)	(2,310)	157,470
Fidelity Series Opportunistic Insights Fund	119,844	13,255	57,474	10,236	3,625	3,722	82,972
Fidelity Series Real Estate Equity Fund	21,952	1,977	8,302	908	(78)	(1,222)	14,327
Fidelity Series Real Estate Income Fund	47,956	3,294	15,590	2,082	(140)	(1,801)	33,719
Fidelity Series Short-Term Credit Fund	768,230	31,124	400,745	5,083	(547)	(3,480)	394,582
Fidelity Series Small Cap Discovery Fund	32,002	1,221	13,217	192	682	1,574	22,262
Fidelity Series Small Cap Opportunities Fund	96,562	11,361	41,663	8,951	1,050	(881)	66,429
Fidelity Series Stock Selector Large Cap Value Fund	187,439	14,112	75,002	9,467	2,662	2,504	131,715
Fidelity Series Value Discovery Fund	132,047	10,908	53,370	5,487	1,085	2,777	93,447
Total	$10,162,338	$1,139,743	$3,988,433	$210,362	$95,235	$49,684	$7,458,567

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $7,268,407) — See accompanying schedule		$7,458,567
Cash		2
Receivable for investments sold		123,569
Total assets		7,582,138
Liabilities
Payable for investments purchased	$123,568
Accrued management fee	3,154
Distribution and service plan fees payable	302
Total liabilities		127,024
Net Assets		$7,455,114
Net Assets consist of:
Paid in capital		$7,140,319
Undistributed net investment income		7,108
Accumulated undistributed net realized gain (loss) on investments		117,527
Net unrealized appreciation (depreciation) on investments		190,160
Net Assets		$7,455,114
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($311,827 ÷ 5,224.55 shares)		$59.68
Maximum offering price per share (100/94.25 of $59.68)		$63.32
Class M:
Net Asset Value and redemption price per share ($260,369 ÷ 4,360.69 shares)		$59.71
Maximum offering price per share (100/96.50 of $59.71)		$61.88
Class C:
Net Asset Value and offering price per share ($150,896 ÷ 2,541.41 shares)(a)		$59.37
Fidelity Managed Retirement 2005:
Net Asset Value, offering price and redemption price per share ($6,608,453 ÷ 110,694.41 shares)		$59.70
Class I:
Net Asset Value, offering price and redemption price per share ($123,569 ÷ 2,070.74 shares)		$59.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$110,939
Expenses
Management fee	$21,460
Distribution and service plan fees	1,993
Independent trustees' fees and expenses	17
Total expenses before reductions	23,470
Expense reductions	(171)	23,299
Net investment income (loss)		87,640
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	95,235
Capital gain distributions from underlying funds	99,423
Total net realized gain (loss)		194,658
Change in net unrealized appreciation (depreciation) on underlying funds		49,684
Net gain (loss)		244,342
Net increase (decrease) in net assets resulting from operations		$331,982

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,640	$148,140
Net realized gain (loss)	194,658	862,246
Change in net unrealized appreciation (depreciation)	49,684	(260,347)
Net increase (decrease) in net assets resulting from operations	331,982	750,039
Distributions to shareholders from net investment income	(91,958)	(138,732)
Distributions to shareholders from net realized gain	(786,025)	(48,306)
Total distributions	(877,983)	(187,038)
Share transactions - net increase (decrease)	(2,156,577)	1,224,348
Total increase (decrease) in net assets	(2,702,578)	1,787,349
Net Assets
Beginning of period	10,157,692	8,370,343
End of period	$7,455,114	$10,157,692
Other Information
Undistributed net investment income end of period	$7,108	$11,426

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2005 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.39	$60.26	$60.57	$58.78	$54.81	$50.09
Income from Investment Operations
Net investment income (loss)A	.541	.788	.801	.724	.735	.906
Net realized and unrealized gain (loss)	1.751	3.402	.274	1.910	4.084	4.920
Total from investment operations	2.292	4.190	1.075	2.634	4.819	5.826
Distributions from net investment income	(.582)	(.733)	(.785)	(.698)	(.708)	(.879)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(6.002)	(1.060)	(1.385)	(.844)	(.849)	(1.106)
Net asset value, end of period	$59.68	$63.39	$60.26	$60.57	$58.78	$54.81
Total ReturnB,C,D	3.88%	7.05%	1.88%	4.50%	8.84%	11.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.34%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.74%G	.34%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.74%G	.34%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.79%G	1.29%	1.38%	1.21%	1.28%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$312	$338	$577	$727	$526	$304
Portfolio turnover rateE	26%G	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.41	$60.30	$60.61	$58.83	$54.82	$50.08
Income from Investment Operations
Net investment income (loss)A	.466	.635	.655	.574	.587	.781
Net realized and unrealized gain (loss)	1.759	3.399	.276	1.910	4.098	4.911
Total from investment operations	2.225	4.034	.931	2.484	4.685	5.692
Distributions from net investment income	(.505)	(.597)	(.641)	(.558)	(.534)	(.725)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(5.925)	(.924)	(1.241)	(.704)	(.675)	(.952)
Net asset value, end of period	$59.71	$63.41	$60.30	$60.61	$58.83	$54.82
Total ReturnB,C,D	3.76%	6.78%	1.63%	4.24%	8.58%	11.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.99%G	.59%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.99%G	.59%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.99%G	.59%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.54%G	1.04%	1.13%	.96%	1.03%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$260	$297	$308	$328	$39	$85
Portfolio turnover rateE	26%G	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.07	$60.03	$60.40	$58.69	$54.76	$50.12
Income from Investment Operations
Net investment income (loss)A	.319	.327	.360	.278	.303	.508
Net realized and unrealized gain (loss)	1.737	3.383	.276	1.899	4.086	4.915
Total from investment operations	2.056	3.710	.636	2.177	4.389	5.423
Distributions from net investment income	(.336)	(.343)	(.406)	(.321)	(.318)	(.556)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(5.756)	(.670)	(1.006)	(.467)	(.459)	(.783)
Net asset value, end of period	$59.37	$63.07	$60.03	$60.40	$58.69	$54.76
Total ReturnB,C,D	3.49%	6.24%	1.12%	3.72%	8.04%	10.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.48%G,H	1.09%	1.00%	.99%H	1.00%	1.00%
Expenses net of fee waivers, if any	1.48%G,H	1.09%	1.00%	.99%H	1.00%	1.00%
Expenses net of all reductions	1.48%G,H	1.09%	1.00%	.99%H	1.00%	1.00%
Net investment income (loss)	1.05%G	.54%	.62%	.47%	.53%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$151	$254	$250	$86	$33	$31
Portfolio turnover rateE	26%G	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.41	$60.27	$60.58	$58.79	$54.81	$50.09
Income from Investment Operations
Net investment income (loss)A	.619	.942	.945	.874	.878	1.040
Net realized and unrealized gain (loss)	1.752	3.403	.277	1.909	4.094	4.914
Total from investment operations	2.371	4.345	1.222	2.783	4.972	5.954
Distributions from net investment income	(.661)	(.878)	(.932)	(.847)	(.851)	(1.007)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(6.081)	(1.205)	(1.532)	(.993)	(.992)	(1.234)
Net asset value, end of period	$59.70	$63.41	$60.27	$60.58	$58.79	$54.81
Total ReturnB,C	4.01%	7.32%	2.14%	4.76%	9.13%	12.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.09%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.49%F	.09%	-%	-%	-%	-%
Expenses net of all reductions	.49%F	.09%	-%	-%	-%	-%
Net investment income (loss)	2.05%F	1.54%	1.63%	1.46%	1.53%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$6,608	$9,236	$7,205	$6,160	$3,677	$1,702
Portfolio turnover rateD	26%F	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.40	$60.27	$60.58	$58.79	$54.81	$50.09
Income from Investment Operations
Net investment income (loss)A	.603	.942	.945	.875	.877	1.039
Net realized and unrealized gain (loss)	1.768	3.394	.277	1.908	4.095	4.915
Total from investment operations	2.371	4.336	1.222	2.783	4.972	5.954
Distributions from net investment income	(.681)	(.879)	(.932)	(.847)	(.851)	(1.007)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(6.101)	(1.206)	(1.532)	(.993)	(.992)	(1.234)
Net asset value, end of period	$59.67	$63.40	$60.27	$60.58	$58.79	$54.81
Total ReturnB,C	4.01%	7.31%	2.14%	4.76%	9.13%	12.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.09%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.49%F	.09%	-%	-%	-%	-%
Expenses net of all reductions	.49%F	.09%	-%	-%	-%	-%
Net investment income (loss)	2.04%F	1.54%	1.63%	1.46%	1.53%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$124	$32	$30	$31	$30	$27
Portfolio turnover rateD	26%F	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	34.6
Fidelity Series Government Money Market Fund 1.39%	17.1
Fidelity Series Emerging Markets Fund	4.3
Fidelity Series Short-Term Credit Fund	4.3
Fidelity Series International Growth Fund	3.7
Fidelity Series International Value Fund	3.7
Fidelity Series Intrinsic Opportunities Fund	3.3
Fidelity Series Inflation-Protected Bond Index Fund	3.3
Fidelity Series Growth & Income Fund	3.1
Fidelity Series Growth Company Fund	2.7
80.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.9%
International Equity Funds	13.0%
Bond Funds	42.7%
Short-Term Funds	21.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2010 Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,191	$77,066
Fidelity Series 1000 Value Index Fund (a)	7,190	95,055
Fidelity Series All-Sector Equity Fund (a)	10,805	145,431
Fidelity Series Blue Chip Growth Fund (a)	9,926	149,187
Fidelity Series Commodity Strategy Fund (a)	40,465	224,984
Fidelity Series Growth & Income Fund (a)	20,365	337,039
Fidelity Series Growth Company Fund (a)	16,248	297,829
Fidelity Series Intrinsic Opportunities Fund (a)	19,207	364,348
Fidelity Series Opportunistic Insights Fund (a)	8,646	163,934
Fidelity Series Real Estate Equity Fund (a)	2,327	28,735
Fidelity Series Small Cap Discovery Fund (a)	3,436	43,983
Fidelity Series Small Cap Opportunities Fund (a)	9,057	131,239
Fidelity Series Stock Selector Large Cap Value Fund (a)	19,318	260,212
Fidelity Series Value Discovery Fund (a)	13,290	184,603
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,217,558)		2,503,645

International Equity Funds - 13.0%
Fidelity Series Canada Fund (a)	3,662	40,241
Fidelity Series Emerging Markets Fund (a)	20,128	468,792
Fidelity Series International Growth Fund (a)	23,977	410,014
Fidelity Series International Small Cap Fund (a)	5,137	97,968
Fidelity Series International Value Fund (a)	36,004	407,200
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,237,365)		1,424,215

Bond Funds - 42.7%
Fidelity Series Emerging Markets Debt Fund (a)	6,232	64,004
Fidelity Series Floating Rate High Income Fund (a)	2,771	26,461
Fidelity Series High Income Fund (a)	16,521	161,415
Fidelity Series Inflation-Protected Bond Index Fund (a)	36,864	356,842
Fidelity Series International Credit Fund (a)	586	5,838
Fidelity Series Investment Grade Bond Fund (a)	340,570	3,783,737
Fidelity Series Long-Term Treasury Bond Index Fund (a)	27,053	233,470
Fidelity Series Real Estate Income Fund (a)	4,544	48,980
TOTAL BOND FUNDS
(Cost $4,751,291)		4,680,747

Short-Term Funds - 21.4%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	1,878,812	1,878,812
Fidelity Series Short-Term Credit Fund (a)	47,177	467,522
TOTAL SHORT-TERM FUNDS
(Cost $2,350,421)		2,346,334
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,556,635)		10,954,941
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,992)
NET ASSETS - 100%		$10,949,949

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$85,581	$1,642	$20,731	$1,639	$10,395	$179	$77,066
Fidelity Series 1000 Value Index Fund	104,555	3,713	20,095	3,707	1,086	5,796	95,055
Fidelity Series All-Sector Equity Fund	160,873	14,973	35,631	14,955	1,817	3,399	145,431
Fidelity Series Blue Chip Growth Fund	162,928	17,946	42,086	17,941	1,119	9,280	149,187
Fidelity Series Canada Fund	--	44,982	7,067	449	211	2,115	40,241
Fidelity Series Commodity Strategy Fund	223,293	8,804	20,603	1,205	382	13,108	224,984
Fidelity Series Emerging Markets Debt Fund	67,994	2,841	6,441	2,840	23	(413)	64,004
Fidelity Series Emerging Markets Fund	658,745	13,832	288,203	13,734	33,580	50,838	468,792
Fidelity Series Floating Rate High Income Fund	28,393	732	2,683	732	(7)	26	26,461
Fidelity Series Government Money Market Fund 1.39%	1,633,490	399,209	153,887	10,228	--	--	1,878,812
Fidelity Series Growth & Income Fund	376,168	17,817	86,845	17,803	4,022	25,877	337,039
Fidelity Series Growth Company Fund	323,699	28,635	88,793	28,600	8,594	25,694	297,829
Fidelity Series High Income Fund	170,506	5,568	15,143	5,564	(4)	488	161,415
Fidelity Series Inflation-Protected Bond Index Fund	371,207	26,859	34,161	7,228	(46)	(7,017)	356,842
Fidelity Series International Credit Fund	5,750	110	5	110	--	(17)	5,838
Fidelity Series International Growth Fund	463,530	12,684	107,516	12,665	5,784	35,532	410,014
Fidelity Series International Small Cap Fund	106,614	5,997	23,898	5,990	1,781	7,474	97,968
Fidelity Series International Value Fund	469,054	12,663	105,310	12,645	5,358	25,435	407,200
Fidelity Series Intrinsic Opportunities Fund	406,502	18,413	94,691	18,408	3,594	30,530	364,348
Fidelity Series Investment Grade Bond Fund	3,905,037	294,341	353,503	64,232	381	(62,519)	3,783,737
Fidelity Series Long-Term Treasury Bond Index Fund	100,842	149,940	13,244	2,573	(1)	(4,067)	233,470
Fidelity Series Opportunistic Insights Fund	180,350	18,290	47,777	18,267	3,814	9,257	163,934
Fidelity Series Real Estate Equity Fund	32,781	2,164	4,009	1,564	2	(2,203)	28,735
Fidelity Series Real Estate Income Fund	53,920	2,664	5,047	2,662	(25)	(2,532)	48,980
Fidelity Series Short-Term Credit Fund	683,122	20,547	231,826	5,139	(233)	(4,088)	467,522
Fidelity Series Small Cap Discovery Fund	48,158	339	8,509	339	512	3,483	43,983
Fidelity Series Small Cap Opportunities Fund	145,314	15,405	30,337	15,401	176	681	131,239
Fidelity Series Stock Selector Large Cap Value Fund	282,066	16,967	48,314	16,944	2,077	7,416	260,212
Fidelity Series Value Discovery Fund	198,719	9,876	31,522	9,859	882	6,648	184,603
Total	$11,449,191	$1,167,953	$1,927,877	$313,423	$85,274	$180,400	$10,954,941

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $10,556,635) — See accompanying schedule		$10,954,941
Cash		2
Receivable for investments sold		198,118
Total assets		11,153,061
Liabilities
Payable for investments purchased	$197,868
Payable for fund shares redeemed	250
Accrued management fee	4,858
Distribution and service plan fees payable	136
Total liabilities		203,112
Net Assets		$10,949,949
Net Assets consist of:
Paid in capital		$10,379,292
Undistributed net investment income		19,419
Accumulated undistributed net realized gain (loss) on investments		152,932
Net unrealized appreciation (depreciation) on investments		398,306
Net Assets		$10,949,949
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($134,708 ÷ 2,329.82 shares)		$57.82
Maximum offering price per share (100/94.25 of $57.82)		$61.35
Class M:
Net Asset Value and redemption price per share ($18,036 ÷ 311.34 shares)		$57.93
Maximum offering price per share (100/96.50 of $57.93)		$60.03
Class C:
Net Asset Value and offering price per share ($120,834 ÷ 2,106.28 shares)(a)		$57.37
Fidelity Managed Retirement 2010:
Net Asset Value, offering price and redemption price per share ($10,641,274 ÷ 184,011.36 shares)		$57.83
Class I:
Net Asset Value, offering price and redemption price per share ($35,097 ÷ 606.93 shares)		$57.83

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$147,425
Expenses
Management fee	$29,529
Distribution and service plan fees	801
Independent trustees' fees and expenses	21
Total expenses before reductions	30,351
Expense reductions	(178)	30,173
Net investment income (loss)		117,252
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	85,274
Capital gain distributions from underlying funds	165,998
Total net realized gain (loss)		251,272
Change in net unrealized appreciation (depreciation) on underlying funds		180,400
Net gain (loss)		431,672
Net increase (decrease) in net assets resulting from operations		$548,924

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$117,252	$201,706
Net realized gain (loss)	251,272	1,743,316
Change in net unrealized appreciation (depreciation)	180,400	(849,139)
Net increase (decrease) in net assets resulting from operations	548,924	1,095,883
Distributions to shareholders from net investment income	(110,118)	(192,757)
Distributions to shareholders from net realized gain	(1,501,816)	(107,778)
Total distributions	(1,611,934)	(300,535)
Share transactions - net increase (decrease)	569,094	(3,572,918)
Total increase (decrease) in net assets	(493,916)	(2,777,570)
Net Assets
Beginning of period	11,443,865	14,221,435
End of period	$10,949,949	$11,443,865
Other Information
Undistributed net investment income end of period	$19,419	$12,285

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2010 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.87	$60.07	$61.33	$59.84	$55.45	$50.12
Income from Investment Operations
Net investment income (loss)A	.552	.789	.799	.747	.740	.886
Net realized and unrealized gain (loss)	2.295	4.240	.112B	2.210	4.505	5.568
Total from investment operations	2.847	5.029	.911	2.957	5.245	6.454
Distributions from net investment income	(.515)	(.754)	(.794)	(.746)	(.700)	(.896)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(8.897)	(1.229)	(2.171)	(1.467)	(.855)	(1.124)
Net asset value, end of period	$57.82	$63.87	$60.07	$61.33	$59.84	$55.45
Total ReturnC,D,E	4.98%	8.51%	1.67%	5.00%	9.51%	13.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.78%H	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.78%H	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.88%H	1.29%	1.38%	1.23%	1.27%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$135	$136	$156	$285	$257	$145
Portfolio turnover rateF	21%H	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.98	$60.19	$61.44	$59.95	$55.55	$50.20
Income from Investment Operations
Net investment income (loss)A	.476	.637	.658	.600	.597	.745
Net realized and unrealized gain (loss)	2.295	4.245	.118B	2.211	4.507	5.590
Total from investment operations	2.771	4.882	.776	2.811	5.104	6.335
Distributions from net investment income	(.439)	(.617)	(.649)	(.600)	(.549)	(.757)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(8.821)	(1.092)	(2.026)	(1.321)	(.704)	(.985)
Net asset value, end of period	$57.93	$63.98	$60.19	$61.44	$59.95	$55.55
Total ReturnC,D,E	4.84%	8.24%	1.43%	4.74%	9.23%	12.78%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H,I	.58%	.50%	.50%	.50%	.51%I
Expenses net of fee waivers, if any	1.04%H,I	.58%	.50%	.50%	.50%	.51%I
Expenses net of all reductions	1.04%H,I	.58%	.50%	.50%	.50%	.51%I
Net investment income (loss)	1.62%H	1.04%	1.13%	.99%	1.03%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$18	$17	$16	$21	$17	$15
Portfolio turnover rateF	21%H	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.46	$59.76	$61.06	$59.64	$55.33	$50.07
Income from Investment Operations
Net investment income (loss)A	.328	.327	.361	.291	.303	.486
Net realized and unrealized gain (loss)	2.272	4.218	.115B	2.202	4.486	5.561
Total from investment operations	2.600	4.545	.476	2.493	4.789	6.047
Distributions from net investment income	(.308)	(.370)	(.399)	(.352)	(.324)	(.559)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(8.690)	(.845)	(1.776)	(1.073)	(.479)	(.787)
Net asset value, end of period	$57.37	$63.46	$59.76	$61.06	$59.64	$55.33
Total ReturnC,D,E	4.58%	7.71%	.92%	4.22%	8.68%	12.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%H	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.53%H	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.53%H	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.13%H	.54%	.63%	.48%	.52%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$121	$117	$200	$345	$353	$315
Portfolio turnover rateF	21%H	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.88	$60.07	$61.33	$59.84	$55.45	$50.12
Income from Investment Operations
Net investment income (loss)A	.626	.942	.944	.900	.888	1.015
Net realized and unrealized gain (loss)	2.296	4.236	.116B	2.209	4.502	5.567
Total from investment operations	2.922	5.178	1.060	3.109	5.390	6.582
Distributions from net investment income	(.590)	(.893)	(.943)	(.898)	(.845)	(1.024)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(8.972)	(1.368)	(2.320)	(1.619)	(1.000)	(1.252)
Net asset value, end of period	$57.83	$63.88	$60.07	$61.33	$59.84	$55.45
Total ReturnC,D	5.11%	8.78%	1.93%	5.27%	9.78%	13.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G	.08%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.53%G	.08%	-%	-%	-%	-%
Expenses net of all reductions	.53%G	.08%	-%	-%	-%	-%
Net investment income (loss)	2.13%G	1.54%	1.63%	1.48%	1.52%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$10,641	$11,140	$13,819	$17,079	$15,175	$5,367
Portfolio turnover rateE	21%G	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.88	$60.07	$61.33	$59.84	$55.45	$50.12
Income from Investment Operations
Net investment income (loss)A	.623	.942	.942	.902	.885	1.020
Net realized and unrealized gain (loss)	2.302	4.238	.118B	2.207	4.505	5.562
Total from investment operations	2.925	5.180	1.060	3.109	5.390	6.582
Distributions from net investment income	(.593)	(.895)	(.943)	(.898)	(.845)	(1.024)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(8.975)	(1.370)	(2.320)	(1.619)	(1.000)	(1.252)
Net asset value, end of period	$57.83	$63.88	$60.07	$61.33	$59.84	$55.45
Total ReturnC,D	5.12%	8.78%	1.93%	5.26%	9.78%	13.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G,H	.08%	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.54%G,H	.08%	-%	-%	-%	-%
Expenses net of all reductions	.54%G,H	.08%	-%	-%	-%	-%
Net investment income (loss)	2.12%G	1.54%	1.63%	1.48%	1.52%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$35	$33	$31	$32	$63	$57
Portfolio turnover rateE	21%G	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	32.3
Fidelity Series Government Money Market Fund 1.39%	13.1
Fidelity Series Emerging Markets Fund	5.1
Fidelity Series International Growth Fund	4.5
Fidelity Series International Value Fund	4.5
Fidelity Series Intrinsic Opportunities Fund	4.2
Fidelity Series Growth & Income Fund	3.9
Fidelity Series Growth Company Fund	3.4
Fidelity Series Short-Term Credit Fund	3.3
Fidelity Series Stock Selector Large Cap Value Fund	3.0
77.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.2%
International Equity Funds	15.6%
Bond Funds	39.9%
Short-Term Funds	16.4%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2015 Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,221	$40,840
Fidelity Series 1000 Value Index Fund (a)	3,811	50,375
Fidelity Series All-Sector Equity Fund (a)	5,725	77,064
Fidelity Series Blue Chip Growth Fund (a)	5,260	79,051
Fidelity Series Commodity Strategy Fund (a)	16,929	94,127
Fidelity Series Growth & Income Fund (a)	10,792	178,612
Fidelity Series Growth Company Fund (a)	8,628	158,150
Fidelity Series Intrinsic Opportunities Fund (a)	10,149	192,518
Fidelity Series Opportunistic Insights Fund (a)	4,581	86,862
Fidelity Series Real Estate Equity Fund (a)	1,205	14,884
Fidelity Series Small Cap Discovery Fund (a)	1,821	23,308
Fidelity Series Small Cap Opportunities Fund (a)	4,800	69,553
Fidelity Series Stock Selector Large Cap Value Fund (a)	10,237	137,898
Fidelity Series Value Discovery Fund (a)	7,043	97,827
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,140,675)		1,301,069

International Equity Funds - 15.6%
Fidelity Series Canada Fund (a)	1,848	20,314
Fidelity Series Emerging Markets Fund (a)	10,074	234,621
Fidelity Series International Growth Fund (a)	12,103	206,962
Fidelity Series International Small Cap Fund (a)	2,593	49,452
Fidelity Series International Value Fund (a)	18,174	205,546
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $623,096)		716,895

Bond Funds - 39.9%
Fidelity Series Emerging Markets Debt Fund (a)	2,585	26,544
Fidelity Series Floating Rate High Income Fund (a)	1,154	11,025
Fidelity Series High Income Fund (a)	6,926	67,667
Fidelity Series Inflation-Protected Bond Index Fund (a)	12,925	125,111
Fidelity Series International Credit Fund (a)	289	2,883
Fidelity Series Investment Grade Bond Fund (a)	133,992	1,488,651
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,441	98,734
Fidelity Series Real Estate Income Fund (a)	1,880	20,261
TOTAL BOND FUNDS
(Cost $1,868,229)		1,840,876

Short-Term Funds - 16.4%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	605,524	605,524
Fidelity Series Short-Term Credit Fund (a)	15,202	150,649
TOTAL SHORT-TERM FUNDS
(Cost $757,472)		756,173
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,389,472)		4,615,013
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,385)
NET ASSETS - 100%		$4,612,628

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$52,269	$915	$18,237	$914	$11,683	$(5,790)	$40,840
Fidelity Series 1000 Value Index Fund	63,856	2,068	19,389	2,066	1,014	2,826	50,375
Fidelity Series All-Sector Equity Fund	98,245	8,339	32,348	8,336	1,329	1,499	77,064
Fidelity Series Blue Chip Growth Fund	99,489	10,741	36,120	10,736	583	4,358	79,051
Fidelity Series Canada Fund	--	26,440	7,207	237	128	953	20,314
Fidelity Series Commodity Strategy Fund	113,961	560	26,387	556	908	5,085	94,127
Fidelity Series Emerging Markets Debt Fund	33,243	1,276	7,843	1,274	18	(150)	26,544
Fidelity Series Emerging Markets Fund	370,928	7,323	188,182	7,196	21,598	22,954	234,621
Fidelity Series Floating Rate High Income Fund	13,880	331	3,186	331	(9)	9	11,025
Fidelity Series Government Money Market Fund 1.39%	604,340	150,658	149,474	3,499	--	--	605,524
Fidelity Series Growth & Income Fund	229,739	10,366	77,793	10,358	3,230	13,070	178,612
Fidelity Series Growth Company Fund	197,669	15,948	74,310	15,942	6,427	12,416	158,150
Fidelity Series High Income Fund	83,398	2,512	18,454	2,509	18	193	67,667
Fidelity Series Inflation-Protected Bond Index Fund	150,836	12,133	35,371	2,633	(128)	(2,359)	125,111
Fidelity Series International Credit Fund	2,837	55	--	54	--	(9)	2,883
Fidelity Series International Growth Fund	271,259	6,722	93,065	6,713	4,782	17,264	206,962
Fidelity Series International Small Cap Fund	62,394	3,180	21,005	3,178	1,414	3,469	49,452
Fidelity Series International Value Fund	274,515	6,726	92,410	6,717	4,987	11,728	205,546
Fidelity Series Intrinsic Opportunities Fund	226,932	10,264	63,272	10,257	2,715	15,879	192,518
Fidelity Series Investment Grade Bond Fund	1,787,242	142,941	416,671	27,062	(1)	(24,860)	1,488,651
Fidelity Series Long-Term Treasury Bond Index Fund	51,804	64,621	15,873	1,155	(164)	(1,654)	98,734
Fidelity Series Opportunistic Insights Fund	110,142	10,185	40,541	10,183	2,654	4,422	86,862
Fidelity Series Real Estate Equity Fund	20,045	1,421	5,300	911	(73)	(1,209)	14,884
Fidelity Series Real Estate Income Fund	26,338	1,229	6,144	1,227	(77)	(1,085)	20,261
Fidelity Series Short-Term Credit Fund	252,449	8,648	109,001	1,774	(146)	(1,301)	150,649
Fidelity Series Small Cap Discovery Fund	29,410	189	8,508	188	468	1,749	23,308
Fidelity Series Small Cap Opportunities Fund	88,740	9,124	28,358	9,120	(62)	109	69,553
Fidelity Series Stock Selector Large Cap Value Fund	172,272	9,449	49,221	9,443	2,096	3,302	137,898
Fidelity Series Value Discovery Fund	121,363	6,283	33,862	5,495	820	3,223	97,827
Total	$5,609,595	$530,647	$1,677,532	$160,064	$66,212	$86,091	$4,615,013

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $4,389,472) — See accompanying schedule		$4,615,013
Receivable for investments sold		91,490
Total assets		4,706,503
Liabilities
Payable for investments purchased	$91,488
Accrued management fee	2,267
Distribution and service plan fees payable	120
Total liabilities		93,875
Net Assets		$4,612,628
Net Assets consist of:
Paid in capital		$4,286,079
Undistributed net investment income		7,363
Accumulated undistributed net realized gain (loss) on investments		93,645
Net unrealized appreciation (depreciation) on investments		225,541
Net Assets		$4,612,628
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($250,070 ÷ 4,544.07 shares)		$55.03
Maximum offering price per share (100/94.25 of $55.03)		$58.39
Class M:
Net Asset Value and redemption price per share ($26,191 ÷ 475.15 shares)		$55.12
Maximum offering price per share (100/96.50 of $55.12)		$57.12
Class C:
Net Asset Value and offering price per share ($68,733 ÷ 1,253.98 shares)(a)		$54.81
Fidelity Managed Retirement 2015:
Net Asset Value, offering price and redemption price per share ($4,035,754 ÷ 73,354.04 shares)		$55.02
Class I:
Net Asset Value, offering price and redemption price per share ($231,880 ÷ 4,214.71 shares)		$55.02

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$68,259
Expenses
Management fee	$14,516
Distribution and service plan fees	1,062
Independent trustees' fees and expenses	10
Total expenses before reductions	15,588
Expense reductions	(180)	15,408
Net investment income (loss)		52,851
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	66,212
Capital gain distributions from underlying funds	91,805
Total net realized gain (loss)		158,017
Change in net unrealized appreciation (depreciation) on underlying funds		86,091
Net gain (loss)		244,108
Net increase (decrease) in net assets resulting from operations		$296,959

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,851	$101,585
Net realized gain (loss)	158,017	1,181,902
Change in net unrealized appreciation (depreciation)	86,091	(689,674)
Net increase (decrease) in net assets resulting from operations	296,959	593,813
Distributions to shareholders from net investment income	(50,780)	(98,005)
Distributions to shareholders from net realized gain	(1,056,365)	(26,704)
Total distributions	(1,107,145)	(124,709)
Share transactions - net increase (decrease)	(183,837)	(2,608,458)
Total increase (decrease) in net assets	(994,023)	(2,139,354)
Net Assets
Beginning of period	5,606,651	7,746,005
End of period	$4,612,628	$5,606,651
Other Information
Undistributed net investment income end of period	$7,363	$5,292

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2015 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.42	$59.82	$61.43	$59.85	$55.44	$49.70
Income from Investment Operations
Net investment income (loss)A	.536	.798	.797	.753	.741	.840
Net realized and unrealized gain (loss)	2.779	4.786	(.018)	2.384	4.748	6.014
Total from investment operations	3.315	5.584	.779	3.137	5.489	6.854
Distributions from net investment income	(.515)	(.755)	(.795)	(.751)	(.723)	(.903)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(12.705)	(.984)	(2.389)	(1.557)	(1.079)	(1.114)
Net asset value, end of period	$55.03	$64.42	$59.82	$61.43	$59.85	$55.44
Total ReturnB,C,D	6.07%	9.45%	1.47%	5.31%	9.97%	13.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G,H	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.82%G,H	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.82%G,H	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.89%G	1.30%	1.38%	1.24%	1.27%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$250	$289	$280	$300	$126	$20
Portfolio turnover rateE	21%G	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.50	$59.85	$61.44	$59.85	$55.44	$49.70
Income from Investment Operations
Net investment income (loss)A	.461	.642	.647	.602	.592	.719
Net realized and unrealized gain (loss)	2.791	4.794	(.008)	2.387	4.742	6.008
Total from investment operations	3.252	5.436	.639	2.989	5.334	6.727
Distributions from net investment income	(.442)	(.557)	(.635)	(.593)	(.568)	(.776)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(12.632)	(.786)	(2.229)	(1.399)	(.924)	(.987)
Net asset value, end of period	$55.12	$64.50	$59.85	$61.44	$59.85	$55.44
Total ReturnB,C,D	5.95%	9.18%	1.23%	5.06%	9.68%	13.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.08%G	.58%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.08%G	.58%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.07%G	.58%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.64%G	1.05%	1.13%	.99%	1.02%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$26	$25	$94	$101	$96	$88
Portfolio turnover rateE	21%G	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.05	$59.58	$61.23	$59.74	$55.39	$49.70
Income from Investment Operations
Net investment income (loss)A	.323	.335	.363	.298	.300	.448
Net realized and unrealized gain (loss)	2.761	4.758	(.014)	2.370	4.746	6.020
Total from investment operations	3.084	5.093	.349	2.668	5.046	6.468
Distributions from net investment income	(.134)	(.394)	(.405)	(.372)	(.340)	(.567)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(12.324)	(.623)	(1.999)	(1.178)	(.696)	(.778)
Net asset value, end of period	$54.81	$64.05	$59.58	$61.23	$59.74	$55.39
Total ReturnB,C,D	5.68%	8.62%	.73%	4.52%	9.15%	13.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.57%G,H	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.57%G,H	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.56%G,H	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.14%G	.55%	.63%	.49%	.52%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$69	$156	$144	$132	$54	$49
Portfolio turnover rateE	21%G	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.41	$59.81	$61.42	$59.82	$55.41	$49.67
Income from Investment Operations
Net investment income (loss)A	.607	.950	.940	.905	.885	.975
Net realized and unrealized gain (loss)	2.788	4.778	(.017)	2.396	4.738	6.009
Total from investment operations	3.395	5.728	.923	3.301	5.623	6.984
Distributions from net investment income	(.595)	(.899)	(.939)	(.895)	(.857)	(1.033)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(12.785)	(1.128)	(2.533)	(1.701)	(1.213)	(1.244)
Net asset value, end of period	$55.02	$64.41	$59.81	$61.42	$59.82	$55.41
Total ReturnB,C	6.22%	9.71%	1.73%	5.60%	10.23%	14.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%F	.08%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.58%F	.08%	-%	-%	-%	-%
Expenses net of all reductions	.57%F	.08%	-%	-%	-%	-%
Net investment income (loss)	2.14%F	1.55%	1.63%	1.49%	1.52%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$4,036	$4,885	$6,996	$8,622	$8,313	$3,894
Portfolio turnover rateD	21%F	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.42	$59.81	$61.42	$59.83	$55.42	$49.67
Income from Investment Operations
Net investment income (loss)A	.604	.951	.940	.906	.884	.972
Net realized and unrealized gain (loss)	2.785	4.788	(.017)	2.385	4.739	6.022
Total from investment operations	3.389	5.739	.923	3.291	5.623	6.994
Distributions from net investment income	(.599)	(.900)	(.939)	(.895)	(.857)	(1.033)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(12.789)	(1.129)	(2.533)	(1.701)	(1.213)	(1.244)
Net asset value, end of period	$55.02	$64.42	$59.81	$61.42	$59.83	$55.42
Total ReturnB,C	6.22%	9.73%	1.73%	5.58%	10.23%	14.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%F	.08%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.58%F	.08%	-%	-%	-%	-%
Expenses net of all reductions	.57%F	.08%	-%	-%	-%	-%
Net investment income (loss)	2.14%F	1.55%	1.63%	1.49%	1.52%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$232	$252	$232	$228	$217	$139
Portfolio turnover rateD	21%F	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	30.2
Fidelity Series Government Money Market Fund 1.39%	9.3
Fidelity Series Emerging Markets Fund	5.7
Fidelity Series International Growth Fund	5.2
Fidelity Series International Value Fund	5.2
Fidelity Series Intrinsic Opportunities Fund	5.0
Fidelity Series Growth & Income Fund	4.6
Fidelity Series Growth Company Fund	4.2
Fidelity Series Stock Selector Large Cap Value Fund	3.6
Fidelity Series Value Discovery Fund	2.5
75.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.5%
International Equity Funds	17.8%
Bond Funds	37.2%
Short-Term Funds	11.6%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2020 Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,188	$40,237
Fidelity Series 1000 Value Index Fund (a)	3,754	49,632
Fidelity Series All-Sector Equity Fund (a)	5,640	75,915
Fidelity Series Blue Chip Growth Fund (a)	5,182	77,881
Fidelity Series Commodity Strategy Fund (a)	13,882	77,182
Fidelity Series Growth & Income Fund (a)	10,632	175,958
Fidelity Series Growth Company Fund (a)	8,606	157,755
Fidelity Series Intrinsic Opportunities Fund (a)	10,005	189,795
Fidelity Series Opportunistic Insights Fund (a)	4,513	85,576
Fidelity Series Real Estate Equity Fund (a)	1,119	13,819
Fidelity Series Small Cap Discovery Fund (a)	1,794	22,964
Fidelity Series Small Cap Opportunities Fund (a)	4,729	68,527
Fidelity Series Stock Selector Large Cap Value Fund (a)	10,088	135,882
Fidelity Series Value Discovery Fund (a)	6,860	95,290
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,116,725)		1,266,413

International Equity Funds - 17.8%
Fidelity Series Canada Fund (a)	1,764	19,383
Fidelity Series Emerging Markets Fund (a)	9,209	214,473
Fidelity Series International Growth Fund (a)	11,548	197,466
Fidelity Series International Small Cap Fund (a)	2,474	47,179
Fidelity Series International Value Fund (a)	17,342	196,134
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $586,580)		674,635

Bond Funds - 37.2%
Fidelity Series Emerging Markets Debt Fund (a)	2,096	21,524
Fidelity Series Floating Rate High Income Fund (a)	933	8,906
Fidelity Series High Income Fund (a)	5,619	54,902
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,161	78,998
Fidelity Series International Credit Fund (a)	236	2,356
Fidelity Series Investment Grade Bond Fund (a)	102,995	1,144,269
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,358	80,762
Fidelity Series Real Estate Income Fund (a)	1,526	16,447
TOTAL BOND FUNDS
(Cost $1,428,865)		1,408,164

Short-Term Funds - 11.6%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	352,138	352,138
Fidelity Series Short-Term Credit Fund (a)	8,920	88,402
TOTAL SHORT-TERM FUNDS
(Cost $441,293)		440,540
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,573,463)		3,789,752
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,114)
NET ASSETS - 100%		$3,787,638

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$51,511	$876	$17,692	$874	$9,364	$(3,822)	$40,237
Fidelity Series 1000 Value Index Fund	62,931	1,980	18,772	1,977	710	2,783	49,632
Fidelity Series All-Sector Equity Fund	96,829	8,096	31,470	8,092	986	1,474	75,915
Fidelity Series Blue Chip Growth Fund	98,067	9,614	34,992	9,610	738	4,454	77,881
Fidelity Series Canada Fund	--	22,663	4,759	221	193	1,286	19,383
Fidelity Series Commodity Strategy Fund	96,456	458	24,445	454	589	4,124	77,182
Fidelity Series Emerging Markets Debt Fund	27,467	1,024	6,845	1,024	(3)	(119)	21,524
Fidelity Series Emerging Markets Fund	331,585	6,583	162,446	6,413	17,329	21,422	214,473
Fidelity Series Floating Rate High Income Fund	11,471	265	2,828	265	(9)	7	8,906
Fidelity Series Government Money Market Fund 1.39%	349,035	94,672	91,569	1,959	--	--	352,138
Fidelity Series Growth & Income Fund	226,413	10,117	75,330	10,108	1,782	12,976	175,958
Fidelity Series Growth Company Fund	196,164	15,530	71,444	15,523	5,072	12,433	157,755
Fidelity Series High Income Fund	68,921	2,015	16,118	2,011	(71)	155	54,902
Fidelity Series Inflation-Protected Bond Index Fund	95,667	8,792	23,928	1,623	(61)	(1,472)	78,998
Fidelity Series International Credit Fund	2,318	45	--	44	--	(7)	2,356
Fidelity Series International Growth Fund	258,866	6,237	87,547	6,227	3,439	16,471	197,466
Fidelity Series International Small Cap Fund	59,541	2,984	19,835	2,983	1,180	3,309	47,179
Fidelity Series International Value Fund	261,940	6,226	86,705	6,217	3,482	11,191	196,134
Fidelity Series Intrinsic Opportunities Fund	215,054	9,754	53,858	9,747	3,010	15,835	189,795
Fidelity Series Investment Grade Bond Fund	1,387,095	117,399	341,573	20,431	407	(19,059)	1,144,269
Fidelity Series Long-Term Treasury Bond Index Fund	43,079	53,449	14,414	920	(9)	(1,343)	80,762
Fidelity Series Opportunistic Insights Fund	109,875	9,747	40,733	9,743	2,377	4,310	85,576
Fidelity Series Real Estate Equity Fund	19,662	815	5,490	814	(23)	(1,145)	13,819
Fidelity Series Real Estate Income Fund	21,759	954	5,362	952	(35)	(869)	16,447
Fidelity Series Short-Term Credit Fund	146,777	6,076	63,602	1,023	(95)	(754)	88,402
Fidelity Series Small Cap Discovery Fund	28,987	187	8,222	185	289	1,723	22,964
Fidelity Series Small Cap Opportunities Fund	87,465	8,223	27,235	8,221	(13)	87	68,527
Fidelity Series Stock Selector Large Cap Value Fund	169,772	8,943	47,530	8,936	1,444	3,253	135,882
Fidelity Series Value Discovery Fund	119,608	5,108	33,005	5,104	466	3,113	95,290
Total	$4,644,315	$418,832	$1,417,749	$141,701	$52,538	$91,816	$3,789,752

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $3,573,463) — See accompanying schedule		$3,789,752
Cash		3
Receivable for investments sold		72,377
Total assets		3,862,132
Liabilities
Payable for investments purchased	$72,377
Accrued management fee	1,955
Distribution and service plan fees payable	162
Total liabilities		74,494
Net Assets		$3,787,638
Net Assets consist of:
Paid in capital		$3,483,038
Undistributed net investment income		3,223
Accumulated undistributed net realized gain (loss) on investments		85,088
Net unrealized appreciation (depreciation) on investments		216,289
Net Assets		$3,787,638
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($17,639 ÷ 329.15 shares)		$53.59
Maximum offering price per share (100/94.25 of $53.59)		$56.86
Class M:
Net Asset Value and redemption price per share ($182,273 ÷ 3,404.06 shares)		$53.55
Maximum offering price per share (100/96.50 of $53.55)		$55.49
Class C:
Net Asset Value and offering price per share ($100,605 ÷ 1,896.89 shares)(a)		$53.04
Fidelity Managed Retirement 2020:
Net Asset Value, offering price and redemption price per share ($3,458,764 ÷ 64,529.76 shares)		$53.60
Class I:
Net Asset Value, offering price and redemption price per share ($28,357 ÷ 529.07 shares)		$53.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$54,449
Expenses
Management fee	$12,543
Distribution and service plan fees	970
Independent trustees' fees and expenses	8
Total expenses before reductions	13,521
Expense reductions	(178)	13,343
Net investment income (loss)		41,106
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	52,538
Capital gain distributions from underlying funds	87,252
Total net realized gain (loss)		139,790
Change in net unrealized appreciation (depreciation) on underlying funds		91,816
Net gain (loss)		231,606
Net increase (decrease) in net assets resulting from operations		$272,712

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,106	$70,651
Net realized gain (loss)	139,790	835,130
Change in net unrealized appreciation (depreciation)	91,816	(436,984)
Net increase (decrease) in net assets resulting from operations	272,712	468,797
Distributions to shareholders from net investment income	(41,842)	(67,773)
Distributions to shareholders from net realized gain	(829,320)	(29,677)
Total distributions	(871,162)	(97,450)
Share transactions - net increase (decrease)	(255,646)	(697,811)
Total increase (decrease) in net assets	(854,096)	(326,464)
Net Assets
Beginning of period	4,641,734	4,968,198
End of period	$3,787,638	$4,641,734
Other Information
Undistributed net investment income end of period	$3,223	$3,959

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2020 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$62.67	$57.92	$59.57	$57.74	$54.44	$48.41
Income from Investment Operations
Net investment income (loss)A	.495	.776	.774	.718	.738	.953
Net realized and unrealized gain (loss)	3.244	5.041	(.138)	2.463	4.763	6.186
Total from investment operations	3.739	5.817	.636	3.181	5.501	7.139
Distributions from net investment income	(.526)	(.706)	(.766)	(.712)	(.688)	(.909)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(12.819)	(1.067)	(2.286)	(1.351)	(2.201)	(1.109)
Net asset value, end of period	$53.59	$62.67	$57.92	$59.57	$57.74	$54.44
Total ReturnB,C,D	7.11%	10.19%	1.27%	5.58%	10.39%	14.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	.87%G	.34%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.87%G	.34%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.87%G	.34%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.81%G	1.29%	1.39%	1.22%	1.31%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$18	$17	$62	$172	$178	$121
Portfolio turnover rateE	21%G	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$62.61	$57.90	$59.56	$57.74	$54.44	$48.40
Income from Investment Operations
Net investment income (loss)A	.429	.611	.635	.571	.599	.820
Net realized and unrealized gain (loss)	3.251	5.045	(.140)	2.456	4.761	6.201
Total from investment operations	3.680	5.656	.495	3.027	5.360	7.021
Distributions from net investment income	(.447)	(.585)	(.635)	(.568)	(.547)	(.781)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(12.740)	(.946)	(2.155)	(1.207)	(2.060)	(.981)
Net asset value, end of period	$53.55	$62.61	$57.90	$59.56	$57.74	$54.44
Total ReturnB,C,D	7.00%	9.90%	1.02%	5.30%	10.11%	14.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.12%G	.60%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.12%G	.60%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.11%G	.60%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.57%G	1.03%	1.14%	.97%	1.07%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$182	$186	$183	$191	$190	$135
Portfolio turnover rateE	21%G	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$62.16	$57.58	$59.30	$57.56	$54.33	$48.37
Income from Investment Operations
Net investment income (loss)A	.289	.312	.355	.276	.315	.561
Net realized and unrealized gain (loss)	3.218	5.021	(.151)	2.444	4.755	6.186
Total from investment operations	3.507	5.333	.204	2.720	5.070	6.747
Distributions from net investment income	(.334)	(.392)	(.404)	(.341)	(.327)	(.587)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(12.627)	(.753)	(1.924)	(.980)	(1.840)	(.787)
Net asset value, end of period	$53.04	$62.16	$57.58	$59.30	$57.56	$54.33
Total ReturnB,C,D	6.73%	9.37%	.50%	4.77%	9.57%	14.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.62%G	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.62%G	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.61%G	1.10%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.07%G	.53%	.64%	.47%	.56%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$101	$98	$93	$104	$110	$84
Portfolio turnover rateE	21%G	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$62.67	$57.92	$59.58	$57.75	$54.45	$48.41
Income from Investment Operations
Net investment income (loss)A	.570	.909	.915	.865	.881	1.076
Net realized and unrealized gain (loss)	3.240	5.058	(.145)	2.464	4.759	6.200
Total from investment operations	3.810	5.967	.770	3.329	5.640	7.276
Distributions from net investment income	(.587)	(.856)	(.910)	(.860)	(.827)	(1.036)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(12.880)	(1.217)	(2.430)	(1.499)	(2.340)	(1.236)
Net asset value, end of period	$53.60	$62.67	$57.92	$59.58	$57.75	$54.45
Total ReturnB,C	7.25%	10.47%	1.52%	5.84%	10.66%	15.26%
Ratios to Average Net AssetsD,E
Expenses before reductions	.62%F	.10%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.62%F	.10%	-%	-%	-%	-%
Expenses net of all reductions	.61%F	.10%	-%	-%	-%	-%
Net investment income (loss)	2.07%F	1.53%	1.64%	1.47%	1.56%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$3,459	$4,314	$4,597	$6,181	$6,017	$1,942
Portfolio turnover rateD	21%F	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$62.67	$57.92	$59.58	$57.75	$54.45	$48.41
Income from Investment Operations
Net investment income (loss)A	.565	.909	.913	.865	.879	1.078
Net realized and unrealized gain (loss)	3.253	5.048	(.143)	2.464	4.761	6.198
Total from investment operations	3.818	5.957	.770	3.329	5.640	7.276
Distributions from net investment income	(.595)	(.846)	(.910)	(.860)	(.827)	(1.036)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(12.888)	(1.207)	(2.430)	(1.499)	(2.340)	(1.236)
Net asset value, end of period	$53.60	$62.67	$57.92	$59.58	$57.75	$54.45
Total ReturnB,C	7.27%	10.45%	1.52%	5.84%	10.66%	15.26%
Ratios to Average Net AssetsD,E
Expenses before reductions	.62%F	.10%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.62%F	.10%	-%	-%	-%	-%
Expenses net of all reductions	.61%F	.10%	-%	-%	-%	-%
Net investment income (loss)	2.07%F	1.53%	1.64%	1.47%	1.56%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$28	$26	$33	$34	$32	$29
Portfolio turnover rateD	21%F	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	29.4
Fidelity Series Government Money Market Fund 1.39%	6.9
Fidelity Series Emerging Markets Fund	6.0
Fidelity Series International Growth Fund	5.6
Fidelity Series International Value Fund	5.6
Fidelity Series Intrinsic Opportunities Fund	5.5
Fidelity Series Growth & Income Fund	5.1
Fidelity Series Growth Company Fund	4.5
Fidelity Series Stock Selector Large Cap Value Fund	3.9
Fidelity Series Value Discovery Fund	2.8
75.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.4%
International Equity Funds	19.1%
Bond Funds	36.0%
Short-Term Funds	8.6%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2025 Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	12,672	$233,039
Fidelity Series 1000 Value Index Fund (a)	21,744	287,459
Fidelity Series All-Sector Equity Fund (a)	32,670	439,732
Fidelity Series Blue Chip Growth Fund (a)	30,010	451,057
Fidelity Series Commodity Strategy Fund (a)	72,704	404,237
Fidelity Series Growth & Income Fund (a)	61,585	1,019,237
Fidelity Series Growth Company Fund (a)	49,293	903,542
Fidelity Series Intrinsic Opportunities Fund (a)	57,937	1,099,060
Fidelity Series Opportunistic Insights Fund (a)	26,140	495,618
Fidelity Series Real Estate Equity Fund (a)	6,783	83,764
Fidelity Series Small Cap Discovery Fund (a)	10,390	132,995
Fidelity Series Small Cap Opportunities Fund (a)	27,392	396,905
Fidelity Series Stock Selector Large Cap Value Fund (a)	58,425	786,985
Fidelity Series Value Discovery Fund (a)	40,192	558,270
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,449,635)		7,291,900

International Equity Funds - 19.1%
Fidelity Series Canada Fund (a)	10,063	110,590
Fidelity Series Emerging Markets Fund (a)	51,772	1,205,765
Fidelity Series International Growth Fund (a)	65,899	1,126,869
Fidelity Series International Small Cap Fund (a)	14,120	269,271
Fidelity Series International Value Fund (a)	98,964	1,119,285
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,333,822)		3,831,780

Bond Funds - 36.0%
Fidelity Series Emerging Markets Debt Fund (a)	10,989	112,858
Fidelity Series Floating Rate High Income Fund (a)	4,888	46,681
Fidelity Series High Income Fund (a)	29,566	288,858
Fidelity Series Inflation-Protected Bond Index Fund (a)	34,027	329,381
Fidelity Series International Credit Fund (a)	1,162	11,586
Fidelity Series Investment Grade Bond Fund (a)	530,924	5,898,568
Fidelity Series Long-Term Treasury Bond Index Fund (a)	50,042	431,867
Fidelity Series Real Estate Income Fund (a)	7,999	86,231
TOTAL BOND FUNDS
(Cost $7,310,649)		7,206,030

Short-Term Funds - 8.6%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	1,383,100	1,383,100
Fidelity Series Short-Term Credit Fund (a)	34,466	341,554
TOTAL SHORT-TERM FUNDS
(Cost $1,727,586)		1,724,654
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $18,821,692)		20,054,364
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,806)
NET ASSETS - 100%		$20,042,558

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$283,878	$5,135	$88,493	$5,132	$45,007	$(12,488)	$233,039
Fidelity Series 1000 Value Index Fund	346,809	14,040	94,400	11,601	4,374	16,636	287,459
Fidelity Series All-Sector Equity Fund	533,638	50,181	159,117	46,767	5,849	9,181	439,732
Fidelity Series Blue Chip Growth Fund	540,491	55,489	176,493	55,086	5,081	26,489	451,057
Fidelity Series Canada Fund	--	131,336	27,557	1,264	697	6,114	110,590
Fidelity Series Commodity Strategy Fund	472,418	8,696	102,335	2,318	3,283	22,175	404,237
Fidelity Series Emerging Markets Debt Fund	138,878	5,376	30,678	5,375	(65)	(653)	112,858
Fidelity Series Emerging Markets Fund	1,760,859	36,535	808,499	36,522	90,066	126,804	1,205,765
Fidelity Series Floating Rate High Income Fund	57,981	1,390	12,708	1,389	(22)	40	46,681
Fidelity Series Government Money Market Fund 1.39%	1,285,321	399,961	302,182	7,545	--	--	1,383,100
Fidelity Series Growth & Income Fund	1,247,824	61,752	381,769	55,422	14,746	76,684	1,019,237
Fidelity Series Growth Company Fund	1,073,827	89,370	361,749	89,362	28,517	73,577	903,542
Fidelity Series High Income Fund	348,435	10,583	70,936	10,580	(62)	838	288,858
Fidelity Series Inflation-Protected Bond Index Fund	380,397	40,060	84,461	6,893	(467)	(6,148)	329,381
Fidelity Series International Credit Fund	11,922	216	520	217	2	(34)	11,586
Fidelity Series International Growth Fund	1,410,808	35,976	435,048	35,965	19,942	95,191	1,126,869
Fidelity Series International Small Cap Fund	324,488	17,029	98,004	17,027	6,331	19,427	269,271
Fidelity Series International Value Fund	1,427,603	35,915	431,228	35,905	21,152	65,843	1,119,285
Fidelity Series Intrinsic Opportunities Fund	1,224,498	55,928	289,735	55,918	16,238	92,131	1,099,060
Fidelity Series Investment Grade Bond Fund	6,850,449	629,047	1,482,073	104,931	(1,493)	(97,362)	5,898,568
Fidelity Series Long-Term Treasury Bond Index Fund	219,389	302,150	81,836	4,918	(678)	(7,158)	431,867
Fidelity Series Opportunistic Insights Fund	598,299	57,122	198,522	57,116	12,455	26,264	495,618
Fidelity Series Real Estate Equity Fund	108,752	9,419	27,237	4,842	(454)	(6,716)	83,764
Fidelity Series Real Estate Income Fund	110,026	5,022	24,032	5,021	(206)	(4,579)	86,231
Fidelity Series Short-Term Credit Fund	526,317	20,752	202,301	3,817	(280)	(2,934)	341,554
Fidelity Series Small Cap Discovery Fund	159,754	3,656	42,696	1,052	2,100	10,181	132,995
Fidelity Series Small Cap Opportunities Fund	482,038	47,249	134,733	47,245	1,238	1,113	396,905
Fidelity Series Stock Selector Large Cap Value Fund	935,649	56,173	233,353	52,557	8,324	20,192	786,985
Fidelity Series Value Discovery Fund	659,173	47,005	170,206	30,677	3,283	19,015	558,270
Total	$23,519,921	$2,232,563	$6,552,901	$792,464	$284,958	$569,823	$20,054,364

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $18,821,692) — See accompanying schedule		$20,054,364
Receivable for investments sold		376,219
Total assets		20,430,583
Liabilities
Payable for investments purchased	$373,719
Payable for fund shares redeemed	2,500
Accrued management fee	11,285
Distribution and service plan fees payable	521
Total liabilities		388,025
Net Assets		$20,042,558
Net Assets consist of:
Paid in capital		$18,307,393
Undistributed net investment income		25,478
Accumulated undistributed net realized gain (loss) on investments		477,015
Net unrealized appreciation (depreciation) on investments		1,232,672
Net Assets		$20,042,558
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($630,854 ÷ 11,388.00 shares)		$55.40
Maximum offering price per share (100/94.25 of $55.40)		$58.78
Class M:
Net Asset Value and redemption price per share ($517,301 ÷ 9,338.10 shares)		$55.40
Maximum offering price per share (100/96.50 of $55.40)		$57.41
Class C:
Net Asset Value and offering price per share ($211,799 ÷ 3,863.00 shares)(a)		$54.83
Fidelity Managed Retirement 2025:
Net Asset Value, offering price and redemption price per share ($18,653,682 ÷ 336,500.10 shares)		$55.43
Class I:
Net Asset Value, offering price and redemption price per share ($28,922 ÷ 521.00 shares)		$55.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$304,722
Expenses
Management fee	$70,531
Distribution and service plan fees	3,061
Independent trustees' fees and expenses	41
Total expenses before reductions	73,633
Expense reductions	(179)	73,454
Net investment income (loss)		231,268
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	284,958
Capital gain distributions from underlying funds	487,742
Total net realized gain (loss)		772,700
Change in net unrealized appreciation (depreciation) on underlying funds		569,823
Net gain (loss)		1,342,523
Net increase (decrease) in net assets resulting from operations		$1,573,791

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$231,268	$419,391
Net realized gain (loss)	772,700	4,586,705
Change in net unrealized appreciation (depreciation)	569,823	(2,164,787)
Net increase (decrease) in net assets resulting from operations	1,573,791	2,841,309
Distributions to shareholders from net investment income	(223,256)	(407,945)
Distributions to shareholders from net realized gain	(4,301,071)	(227,253)
Total distributions	(4,524,327)	(635,198)
Share transactions - net increase (decrease)	(513,304)	(8,063,965)
Total increase (decrease) in net assets	(3,463,840)	(5,857,854)
Net Assets
Beginning of period	23,506,398	29,364,252
End of period	$20,042,558	$23,506,398
Other Information
Undistributed net investment income end of period	$25,478	$17,466

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2025 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.30	$59.20	$61.04	$59.16	$55.32	$48.66
Income from Investment Operations
Net investment income (loss)A	.547	.800	.798	.756	.755	.977
Net realized and unrealized gain (loss)	3.599	5.517	(.292)	2.687	5.194	6.833
Total from investment operations	4.146	6.317	.506	3.443	5.949	7.810
Distributions from net investment income	(.522)	(.749)	(.802)	(.750)	(.747)	(.973)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(13.046)	(1.217)	(2.346)	(1.563)	(2.109)	(1.150)
Net asset value, end of period	$55.40	$64.30	$59.20	$61.04	$59.16	$55.32
Total ReturnB,C,D	7.68%	10.85%	1.03%	5.90%	11.01%	16.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	.91%G	.35%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.91%G	.35%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.91%G	.35%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.94%G	1.31%	1.40%	1.26%	1.30%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$631	$592	$536	$636	$565	$70
Portfolio turnover rateE	21%G	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.30	$59.21	$61.05	$59.18	$55.33	$48.67
Income from Investment Operations
Net investment income (loss)A	.477	.648	.655	.605	.605	.836
Net realized and unrealized gain (loss)	3.606	5.517	(.294)	2.677	5.216	6.839
Total from investment operations	4.083	6.165	.361	3.282	5.821	7.675
Distributions from net investment income	(.459)	(.607)	(.657)	(.599)	(.609)	(.838)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(12.983)	(1.075)	(2.201)	(1.412)	(1.971)	(1.015)
Net asset value, end of period	$55.40	$64.30	$59.21	$61.05	$59.18	$55.33
Total ReturnB,C,D	7.56%	10.58%	.78%	5.62%	10.77%	15.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.16%G	.60%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.16%G	.60%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.16%G	.60%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.69%G	1.07%	1.15%	1.01%	1.05%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$517	$497	$479	$543	$482	$153
Portfolio turnover rateE	21%G	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.81	$58.87	$60.79	$59.00	$55.21	$48.64
Income from Investment Operations
Net investment income (loss)A	.334	.342	.368	.306	.317	.582
Net realized and unrealized gain (loss)	3.564	5.478	(.293)	2.673	5.194	6.821
Total from investment operations	3.898	5.820	.075	2.979	5.511	7.403
Distributions from net investment income	(.354)	(.412)	(.451)	(.376)	(.359)	(.656)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(12.878)	(.880)	(1.995)	(1.189)	(1.721)	(.833)
Net asset value, end of period	$54.83	$63.81	$58.87	$60.79	$59.00	$55.21
Total ReturnB,C,D	7.28%	10.02%	.28%	5.11%	10.19%	15.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.66%G	1.10%	1.00%	1.00%	1.00%	.99%H
Expenses net of fee waivers, if any	1.66%G	1.09%	1.00%	1.00%	1.00%	.99%H
Expenses net of all reductions	1.66%G	1.09%	1.00%	1.00%	1.00%	.99%H
Net investment income (loss)	1.19%G	.57%	.65%	.51%	.55%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$212	$216	$498	$594	$366	$97
Portfolio turnover rateE	21%G	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.34	$59.22	$61.06	$59.18	$55.32	$48.65
Income from Investment Operations
Net investment income (loss)A	.621	.951	.941	.906	.896	1.099
Net realized and unrealized gain (loss)	3.591	5.523	(.293)	2.687	5.202	6.837
Total from investment operations	4.212	6.474	.648	3.593	6.098	7.936
Distributions from net investment income	(.598)	(.886)	(.944)	(.900)	(.876)	(1.089)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(13.122)	(1.354)	(2.488)	(1.713)	(2.238)	(1.266)
Net asset value, end of period	$55.43	$64.34	$59.22	$61.06	$59.18	$55.32
Total ReturnB,C	7.80%	11.13%	1.29%	6.17%	11.30%	16.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	.66%F	.10%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.66%F	.10%	-%	-%	-%	-%
Expenses net of all reductions	.66%F	.10%	-%	-%	-%	-%
Net investment income (loss)	2.19%F	1.56%	1.65%	1.51%	1.55%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$18,654	$22,122	$27,774	$34,087	$32,313	$13,862
Portfolio turnover rateD	21%F	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.33	$59.21	$61.06	$59.18	$55.31	$48.64
Income from Investment Operations
Net investment income (loss)A	.629	.953	.943	.906	.897	1.095
Net realized and unrealized gain (loss)	3.602	5.521	(.305)	2.687	5.211	6.841
Total from investment operations	4.231	6.474	.638	3.593	6.108	7.936
Distributions from net investment income	(.527)	(.886)	(.944)	(.900)	(.876)	(1.089)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(13.051)	(1.354)	(2.488)	(1.713)	(2.238)	(1.266)
Net asset value, end of period	$55.51	$64.33	$59.21	$61.06	$59.18	$55.31
Total ReturnB,C	7.83%	11.14%	1.27%	6.17%	11.32%	16.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	.65%F,G	.10%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.65%F,G	.10%	-%	-%	-%	-%
Expenses net of all reductions	.65%F,G	.10%	-%	-%	-%	-%
Net investment income (loss)	2.20%F	1.56%	1.65%	1.51%	1.55%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$29	$79	$78	$148	$109	$30
Portfolio turnover rateD	21%F	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2025 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). In the prior year, the Funds transitioned their portfolios to invest exclusively in classes of the Fidelity Series funds, offered only to certain other Fidelity funds advised by FMR or its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in a systematic withdrawal plan, starting after the horizon date indicated by its name, resulting in the gradual liquidation of the shareholder's investment in the Fund.

Class A, Class M, Class C, Fidelity Managed Retirement shares and Class I of each Fund are closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Managed Retirement Income Fund	$10,294,702	$307,325	$(81,722)	$225,603
Fidelity Managed Retirement 2005 Fund	7,269,229	245,439	(56,101)	189,338
Fidelity Managed Retirement 2010 Fund	10,557,854	474,077	(76,990)	397,087
Fidelity Managed Retirement 2015 Fund	4,390,741	254,034	(29,762)	224,272
Fidelity Managed Retirement 2020 Fund	3,575,280	236,907	(22,435)	214,472
Fidelity Managed Retirement 2025 Fund	18,824,652	1,343,140	(113,428)	1,229,712

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Managed Retirement Income Fund	1,005,757	1,988,137
Fidelity Managed Retirement 2005 Fund	1,139,743	3,988,433
Fidelity Managed Retirement 2010 Fund	1,167,953	1,927,877
Fidelity Managed Retirement 2015 Fund	530,647	1,677,532
Fidelity Managed Retirement 2020 Fund	418,832	1,417,749
Fidelity Managed Retirement 2025 Fund	2,232,563	6,552,901

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract effective June 1, 2017, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services.

For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

Annual % of Class-Level Average Net Assets (Classes A, M, C, Retail and I)
Fidelity Managed Retirement Income Fund	.465%
Fidelity Managed Retirement 2005 Fund	.491%
Fidelity Managed Retirement 2010 Fund	.533%
Fidelity Managed Retirement 2015 Fund	.576%
Fidelity Managed Retirement 2020 Fund	.618%
Fidelity Managed Retirement 2025 Fund	.661%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares, except for Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	-%	.25%	$313	$–
Class M	.25%	.25%	174	–
Class C	.75%	.25%	257	–
			$744	$–
Fidelity Managed Retirement 2005 Fund
Class A	-%	.25%	$419	$–
Class M	.25%	.25%	690	–
Class C	.75%	.25%	884	8
			$1,993	$8
Fidelity Managed Retirement 2010 Fund
Class A	-%	.25%	$166	$–
Class M	.25%	.25%	44	–
Class C	.75%	.25%	591	–
			$801	$–
Fidelity Managed Retirement 2015 Fund
Class A	-%	.25%	$323	$–
Class M	.25%	.25%	63	63
Class C	.75%	.25%	676	103
			$1,062	$166
Fidelity Managed Retirement 2020 Fund
Class A	-%	.25%	$21	$13
Class M	.25%	.25%	456	–
Class C	.75%	.25%	493	–
			$970	$13
Fidelity Managed Retirement 2025 Fund
Class A	-%	.25%	$756	$–
Class M	.25%	.25%	1,256	–
Class C	.75%	.25%	1,049	–
			$3,061	$–

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

5. Expense Reductions.

Through arrangements with each applicable classes' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Fidelity Managed Retirement Income Fund
Class A	$4
Class M	1
Class C	1
Fidelity Managed Retirement Income	171
Class I	1
Fidelity Managed Retirement 2005 Fund
Class A	$3
Class M	3
Class C	2
Fidelity Managed Retirement 2005	162
Class I	1
Fidelity Managed Retirement 2010 Fund
Class A	$2
Class C	1
Fidelity Managed Retirement 2010	175
Fidelity Managed Retirement 2015 Fund
Class A	$9
Class M	1
Class C	5
Fidelity Managed Retirement 2015	157
Class I	8
Fidelity Managed Retirement 2020 Fund
Class M	$6
Class C	4
Fidelity Managed Retirement 2020	167
Class I	1
Fidelity Managed Retirement 2025 Fund
Class A	$4
Class M	3
Class C	2
Fidelity Managed Retirement 2025	169
Class I	1

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
Fidelity Managed Retirement Income Fund
From net investment income
Class A	$1,961	$3,521
Class M	504	806
Class C	294	301
Fidelity Managed Retirement Income	112,447	178,749
Class I	727	1,384
Total	$115,933	$184,761
From net realized gain
Class A	$18,004	$331
Class M	4,923	97
Class C	3,422	66
Fidelity Managed Retirement Income	693,468	14,332
Class I	4,839	103
Total	$724,656	$14,929
Fidelity Managed Retirement 2005 Fund
From net investment income
Class A	$3,276	$6,520
Class M	2,247	2,936
Class C	862	1,437
Fidelity Managed Retirement 2005	84,360	127,393
Class I	1,213	446
Total	$91,958	$138,732
From net realized gain
Class A	$28,834	$3,090
Class M	24,902	1,636
Class C	21,222	1,365
Fidelity Managed Retirement 2005	707,660	42,050
Class I	3,407	165
Total	$786,025	$48,306
Fidelity Managed Retirement 2010 Fund
From net investment income
Class A	$1,177	$1,685
Class M	133	165
Class C	640	1,227
Fidelity Managed Retirement 2010	107,821	189,217
Class I	347	463
Total	$110,118	$192,757
From net realized gain
Class A	$17,987	$1,079
Class M	2,275	126
Class C	15,519	1,579
Fidelity Managed Retirement 2010	1,461,609	104,750
Class I	4,426	244
Total	$1,501,816	$107,778
Fidelity Managed Retirement 2015 Fund
From net investment income
Class A	$2,338	$3,411
Class M	204	370
Class C	216	954
Fidelity Managed Retirement 2015	45,450	89,768
Class I	2,572	3,502
Total	$50,780	$98,005
From net realized gain
Class A	$54,663	$1,036
Class M	4,734	157
Class C	28,815	553
Fidelity Managed Retirement 2015	920,185	24,070
Class I	47,968	888
Total	$1,056,365	$26,704
Fidelity Managed Retirement 2020 Fund
From net investment income
Class A	$167	$84
Class M	1,506	1,827
Class C	622	616
Fidelity Managed Retirement 2020	39,247	64,760
Class I	300	486
Total	$41,842	$67,773
From net realized gain
Class A	$3,378	$39
Class M	36,645	1,133
Class C	19,556	573
Fidelity Managed Retirement 2020	764,479	27,725
Class I	5,262	207
Total	$829,320	$29,677
Fidelity Managed Retirement 2025 Fund
From net investment income
Class A	$5,763	$6,851
Class M	4,211	4,888
Class C	1,342	3,052
Fidelity Managed Retirement 2025	211,535	392,080
Class I	405	1,074
Total	$223,256	$407,945
From net realized gain
Class A	$116,723	$4,246
Class M	97,805	3,780
Class C	42,709	3,773
Fidelity Managed Retirement 2025	4,029,042	214,892
Class I	14,792	562
Total	$4,301,071	$227,253

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Fidelity Managed Retirement Income Fund
Class A
Reinvestment of distributions	341	57	$19,744	$3,382
Shares redeemed	(1,960)	(312)	(114,189)	(18,706)
Net increase (decrease)	(1,619)	(255)	$(94,445)	$(15,324)
Class M
Reinvestment of distributions	94	15	$5,427	$903
Shares redeemed	(402)	(134)	(23,633)	(7,936)
Net increase (decrease)	(308)	(119)	$(18,206)	$(7,033)
Class C
Reinvestment of distributions	64	4	$3,716	$212
Shares redeemed	(35)	(129)	(2,064)	(7,652)
Net increase (decrease)	29	(125)	$1,652	$(7,440)
Fidelity Managed Retirement Income
Shares sold	–	13,088	$–	$771,337
Reinvestment of distributions	13,075	2,091	756,893	123,783
Shares redeemed	(16,716)	(61,841)	(981,952)	(3,685,675)
Net increase (decrease)	(3,641)	(46,662)	$(225,059)	$(2,790,555)
Class I
Reinvestment of distributions	96	25	$5,566	$1,487
Shares redeemed	(571)	(709)	(34,075)	(41,908)
Net increase (decrease)	(475)	(684)	$(28,509)	$(40,421)
Fidelity Managed Retirement 2005 Fund
Class A
Reinvestment of distributions	535	146	$31,496	$8,821
Shares redeemed	(639)	(4,391)	(38,203)	(273,579)
Net increase (decrease)	(104)	(4,245)	$(6,707)	$(264,758)
Class M
Reinvestment of distributions	461	76	$27,149	$4,571
Shares redeemed	(789)	(491)	(46,981)	(30,000)
Net increase (decrease)	(328)	(415)	$(19,832)	$(25,429)
Class C
Reinvestment of distributions	377	47	$22,084	$2,802
Shares redeemed	(1,865)	(188)	(109,173)	(11,737)
Net increase (decrease)	(1,488)	(141)	$(87,089)	$(8,935)
Fidelity Managed Retirement 2005
Shares sold	–	60,758	$–	$3,652,284
Reinvestment of distributions	12,437	1,871	732,964	113,299
Shares redeemed	(47,402)	(36,512)	(2,867,635)	(2,242,724)
Net increase (decrease)	(34,965)	26,117	$(2,134,671)	$1,522,859
Class I
Shares sold	1,585	–	$93,293	$–
Reinvestment of distributions	78	10	4,620	611
Shares redeemed	(104)	–	(6,191)	–
Net increase (decrease)	1,559	10	$91,722	$611
Fidelity Managed Retirement 2010 Fund
Class A
Reinvestment of distributions	338	30	$19,164	$1,831
Shares redeemed	(142)	(496)	(8,075)	(29,871)
Net increase (decrease)	196	(466)	$11,089	$(28,040)
Class M
Reinvestment of distributions	42	5	$2,408	$289
Shares redeemed	–	–	–	–
Net increase (decrease)	42	5	$2,408	$289
Class C
Shares sold	–	9	$–	$538
Reinvestment of distributions	288	38	16,159	2,266
Shares redeemed	(26)	(1,542)	(1,500)	(96,370)
Net increase (decrease)	262	(1,495)	$14,659	$(93,566)
Fidelity Managed Retirement 2010
Shares sold	–	10,502	$–	$634,856
Reinvestment of distributions	25,265	3,546	1,430,784	213,604
Shares redeemed	(15,630)	(69,721)	(894,619)	(4,300,768)
Net increase (decrease)	9,635	(55,673)	$536,165	$(3,452,308)
Class I
Reinvestment of distributions	84	12	$4,773	$707
Net increase (decrease)	84	12	$4,773	$707
Fidelity Managed Retirement 2015 Fund
Class A
Shares sold	–	3,337	$–	$204,257
Reinvestment of distributions	1,062	29	57,001	1,777
Shares redeemed	(999)	(3,574)	(53,696)	(218,329)
Net increase (decrease)	63	(208)	$3,305	$(12,295)
Class M
Reinvestment of distributions	92	9	$4,938	$527
Shares redeemed	–	(1,201)	–	(72,678)
Net increase (decrease)	92	(1,192)	$4,938	$(72,151)
Class C
Reinvestment of distributions	545	25	$29,031	$1,507
Shares redeemed	(1,727)	–	(93,628)	–
Net increase (decrease)	(1,182)	25	$(64,597)	$1,507
Fidelity Managed Retirement 2015
Shares sold	–	1,825	$–	$109,468
Reinvestment of distributions	17,412	1,170	933,945	70,768
Shares redeemed	(19,903)	(44,125)	(1,077,593)	(2,707,652)
Net increase (decrease)	(2,491)	(41,130)	$(143,648)	$(2,527,416)
Class I
Reinvestment of distributions	942	72	$50,540	$4,390
Shares redeemed	(635)	(41)	(34,375)	(2,493)
Net increase (decrease)	307	31	$16,165	$1,897
Fidelity Managed Retirement 2020 Fund
Class A
Shares sold	–	161	$–	$10,000
Reinvestment of distributions	68	1	3,545	85
Shares redeemed	(11)	(968)	(557)	(56,479)
Net increase (decrease)	57	(806)	$2,988	$(46,394)
Class M
Reinvestment of distributions	719	35	$37,210	$2,012
Shares redeemed	(288)	(226)	(15,222)	(13,512)
Net increase (decrease)	431	(191)	$21,988	$(11,500)
Class C
Reinvestment of distributions	393	21	$20,178	$1,189
Shares redeemed	(70)	(59)	(3,626)	(3,382)
Net increase (decrease)	323	(38)	$16,552	$(2,193)
Fidelity Managed Retirement 2020
Shares sold	–	1,316	$–	$76,478
Reinvestment of distributions	14,581	1,312	756,141	76,684
Shares redeemed	(18,896)	(13,144)	(1,058,877)	(781,579)
Net increase (decrease)	(4,315)	(10,516)	$(302,736)	$(628,417)
Class I
Reinvestment of distributions	107	12	$5,562	$693
Shares redeemed	–	(162)	–	(10,000)
Net increase (decrease)	107	(150)	$5,562	$(9,307)
Fidelity Managed Retirement 2025 Fund
Class A
Reinvestment of distributions	2,295	186	$122,486	$11,058
Shares redeemed	(117)	(22)	(6,486)	(1,353)
Net increase (decrease)	2,178	164	$116,000	$9,705
Class M
Reinvestment of distributions	1,868	110	$99,623	$6,489
Shares redeemed	(265)	(470)	(14,478)	(28,648)
Net increase (decrease)	1,603	(360)	$85,145	$(22,159)
Class C
Reinvestment of distributions	834	96	$44,051	$5,616
Shares redeemed	(357)	(5,171)	(19,071)	(320,334)
Net increase (decrease)	477	(5,075)	$24,980	$(314,718)
Fidelity Managed Retirement 2025
Shares sold	–	17,285	$–	$1,029,554
Reinvestment of distributions	76,097	7,350	4,062,852	436,774
Shares redeemed	(83,446)	(149,785)	(4,763,676)	(9,197,756)
Net increase (decrease)	(7,349)	(125,150)	$(700,824)	$(7,731,428)
Class I
Reinvestment of distributions	285	27	$15,197	$1,635
Shares redeemed	(988)	(117)	(53,802)	(7,000)
Net increase (decrease)	(703)	(90)	$(38,605)	$(5,365)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Fidelity Managed Retirement Income Fund
Class A	.71%
Actual		$1,000.00	$1,034.20	$3.64
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Class M	.96%
Actual		$1,000.00	$1,032.90	$4.92
Hypothetical-C		$1,000.00	$1,020.37	$4.89
Class C	1.46%
Actual		$1,000.00	$1,030.20	$7.47
Hypothetical-C		$1,000.00	$1,017.85	$7.43
Fidelity Managed Retirement Income	.47%
Actual		$1,000.00	$1,035.60	$2.41
Hypothetical-C		$1,000.00	$1,022.84	$2.40
Class I	.46%
Actual		$1,000.00	$1,035.50	$2.36
Hypothetical-C		$1,000.00	$1,022.89	$2.35
Fidelity Managed Retirement 2005 Fund
Class A	.74%
Actual		$1,000.00	$1,038.80	$3.80
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Class M	.99%
Actual		$1,000.00	$1,037.60	$5.08
Hypothetical-C		$1,000.00	$1,020.21	$5.04
Class C	1.48%
Actual		$1,000.00	$1,034.90	$7.59
Hypothetical-C		$1,000.00	$1,017.74	$7.53
Fidelity Managed Retirement 2005	.49%
Actual		$1,000.00	$1,040.10	$2.52
Hypothetical-C		$1,000.00	$1,022.74	$2.50
Class I	.49%
Actual		$1,000.00	$1,040.10	$2.52
Hypothetical-C		$1,000.00	$1,022.74	$2.50
Fidelity Managed Retirement 2010 Fund
Class A	.78%
Actual		$1,000.00	$1,049.80	$4.03
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class M	1.04%
Actual		$1,000.00	$1,048.40	$5.37
Hypothetical-C		$1,000.00	$1,019.96	$5.30
Class C	1.53%
Actual		$1,000.00	$1,045.80	$7.89
Hypothetical-C		$1,000.00	$1,017.49	$7.78
Fidelity Managed Retirement 2010	.53%
Actual		$1,000.00	$1,051.10	$2.74
Hypothetical-C		$1,000.00	$1,022.53	$2.70
Class I	.54%
Actual		$1,000.00	$1,051.20	$2.79
Hypothetical-C		$1,000.00	$1,022.48	$2.75
Fidelity Managed Retirement 2015 Fund
Class A	.82%
Actual		$1,000.00	$1,060.70	$4.26
Hypothetical-C		$1,000.00	$1,021.02	$4.18
Class M	1.08%
Actual		$1,000.00	$1,059.50	$5.61
Hypothetical-C		$1,000.00	$1,019.76	$5.50
Class C	1.57%
Actual		$1,000.00	$1,056.80	$8.14
Hypothetical-C		$1,000.00	$1,017.29	$7.98
Fidelity Managed Retirement 2015	.58%
Actual		$1,000.00	$1,062.20	$3.01
Hypothetical-C		$1,000.00	$1,022.28	$2.96
Class I	.58%
Actual		$1,000.00	$1,062.20	$3.01
Hypothetical-C		$1,000.00	$1,022.28	$2.96
Fidelity Managed Retirement 2020 Fund
Class A	.87%
Actual		$1,000.00	$1,071.10	$4.54
Hypothetical-C		$1,000.00	$1,020.82	$4.43
Class M	1.12%
Actual		$1,000.00	$1,070.00	$5.84
Hypothetical-C		$1,000.00	$1,019.56	$5.70
Class C	1.62%
Actual		$1,000.00	$1,067.30	$8.44
Hypothetical-C		$1,000.00	$1,017.04	$8.24
Fidelity Managed Retirement 2020	.62%
Actual		$1,000.00	$1,072.50	$3.24
Hypothetical-C		$1,000.00	$1,022.08	$3.16
Class I	.62%
Actual		$1,000.00	$1,072.70	$3.24
Hypothetical-C		$1,000.00	$1,022.08	$3.16
Fidelity Managed Retirement 2025 Fund
Class A	.91%
Actual		$1,000.00	$1,076.80	$4.76
Hypothetical-C		$1,000.00	$1,020.62	$4.63
Class M	1.16%
Actual		$1,000.00	$1,075.60	$6.07
Hypothetical-C		$1,000.00	$1,019.36	$5.90
Class C	1.66%
Actual		$1,000.00	$1,072.80	$8.67
Hypothetical-C		$1,000.00	$1,016.84	$8.44
Fidelity Managed Retirement 2025	.66%
Actual		$1,000.00	$1,078.00	$3.46
Hypothetical-C		$1,000.00	$1,021.88	$3.36
Class I	.65%
Actual		$1,000.00	$1,078.30	$3.40
Hypothetical-C		$1,000.00	$1,021.93	$3.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

AMRI-SANN-0318
1.9881734.100

Fidelity Managed Retirement Income Fund℠

Fidelity Managed Retirement 2005 Fund℠

Fidelity Managed Retirement 2010 Fund℠

Fidelity Managed Retirement 2015 Fund℠

Fidelity Managed Retirement 2020 Fund℠

Fidelity Managed Retirement 2025 Fund℠

Semi-Annual Report

January 31, 2018

Contents

Fidelity Managed Retirement Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2005 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Managed Retirement Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.6
Fidelity Series Government Money Market Fund 1.39%	22.8
Fidelity Series Short-Term Credit Fund	5.7
Fidelity Series Inflation-Protected Bond Index Fund	3.8
Fidelity Series Emerging Markets Fund	3.2
Fidelity Series International Growth Fund	2.7
Fidelity Series International Value Fund	2.7
Fidelity Series Intrinsic Opportunities Fund	2.1
Fidelity Series Long-Term Treasury Bond Index Fund	2.1
Fidelity Series Commodity Strategy Fund	2.1
84.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.5%
International Equity Funds	9.6%
Bond Funds	46.4%
Short-Term Funds	28.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement Income Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,605	$47,910
Fidelity Series 1000 Value Index Fund (a)	4,470	59,093
Fidelity Series All-Sector Equity Fund (a)	6,717	90,410
Fidelity Series Blue Chip Growth Fund (a)	6,171	92,744
Fidelity Series Commodity Strategy Fund (a)	39,331	218,679
Fidelity Series Growth & Income Fund (a)	12,660	209,528
Fidelity Series Growth Company Fund (a)	10,103	185,190
Fidelity Series Intrinsic Opportunities Fund (a)	11,924	226,199
Fidelity Series Opportunistic Insights Fund (a)	5,375	101,912
Fidelity Series Real Estate Equity Fund (a)	1,443	17,825
Fidelity Series Small Cap Discovery Fund (a)	2,136	27,343
Fidelity Series Small Cap Opportunities Fund (a)	5,631	81,588
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,009	161,766
Fidelity Series Value Discovery Fund (a)	8,262	114,763
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,461,590)		1,634,950

International Equity Funds - 9.6%
Fidelity Series Canada Fund (a)	2,556	28,089
Fidelity Series Emerging Markets Fund (a)	14,576	339,474
Fidelity Series International Growth Fund (a)	16,736	286,182
Fidelity Series International Small Cap Fund (a)	3,586	68,379
Fidelity Series International Value Fund (a)	25,129	284,211
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $873,773)		1,006,335

Bond Funds - 46.4%
Fidelity Series Emerging Markets Debt Fund (a)	6,106	62,710
Fidelity Series Floating Rate High Income Fund (a)	2,715	25,925
Fidelity Series High Income Fund (a)	16,250	158,758
Fidelity Series Inflation-Protected Bond Index Fund (a)	40,882	395,742
Fidelity Series International Credit Fund (a)	576	5,744
Fidelity Series Investment Grade Bond Fund (a)	356,123	3,956,523
Fidelity Series Long-Term Treasury Bond Index Fund (a)	25,753	222,251
Fidelity Series Real Estate Income Fund (a)	4,448	47,946
TOTAL BOND FUNDS
(Cost $4,950,234)		4,875,599

Short-Term Funds - 28.5%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	2,405,337	2,405,337
Fidelity Series Short-Term Credit Fund (a)	60,352	598,084
TOTAL SHORT-TERM FUNDS
(Cost $3,008,748)		3,003,421
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,294,345)		10,520,305
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,216)
NET ASSETS - 100%		$10,516,089

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$53,599	$1,023	$13,378	$1,021	$5,650	$1,016	$47,910
Fidelity Series 1000 Value Index Fund	65,482	2,314	13,070	2,310	778	3,589	59,093
Fidelity Series All-Sector Equity Fund	100,754	9,328	23,039	9,316	1,271	2,096	90,410
Fidelity Series Blue Chip Growth Fund	102,044	11,158	27,143	11,078	960	5,725	92,744
Fidelity Series Canada Fund	--	31,783	5,058	319	118	1,246	28,089
Fidelity Series Commodity Strategy Fund	234,136	1,223	30,009	1,217	919	12,410	218,679
Fidelity Series Emerging Markets Debt Fund	67,678	2,827	7,390	2,825	(7)	(398)	62,710
Fidelity Series Emerging Markets Fund	535,409	10,358	270,718	10,339	31,103	33,322	339,474
Fidelity Series Floating Rate High Income Fund	28,257	729	3,079	728	(7)	25	25,925
Fidelity Series Government Money Market Fund 1.39%	2,226,650	432,066	253,379	13,792	--	--	2,405,337
Fidelity Series Growth & Income Fund	235,591	11,101	56,140	11,092	2,773	16,203	209,528
Fidelity Series Growth Company Fund	202,742	17,839	56,924	17,815	5,627	15,906	185,190
Fidelity Series High Income Fund	169,753	5,540	17,007	5,536	(2)	474	158,758
Fidelity Series Inflation-Protected Bond Index Fund	430,047	20,757	47,053	8,237	(119)	(7,890)	395,742
Fidelity Series International Credit Fund	5,663	108	10	108	--	(17)	5,744
Fidelity Series International Growth Fund	327,958	8,908	80,130	8,894	4,725	24,721	286,182
Fidelity Series International Small Cap Fund	75,432	4,212	17,855	4,206	1,410	5,180	68,379
Fidelity Series International Value Fund	331,860	8,894	78,754	8,881	4,590	17,621	284,211
Fidelity Series Intrinsic Opportunities Fund	240,891	11,101	47,581	11,098	2,595	19,193	226,199
Fidelity Series Investment Grade Bond Fund	4,250,329	214,896	442,069	69,365	(247)	(66,386)	3,956,523
Fidelity Series Long-Term Treasury Bond Index Fund	106,209	140,150	20,198	2,548	(86)	(3,824)	222,251
Fidelity Series Opportunistic Insights Fund	112,951	11,392	30,711	11,378	2,551	5,729	101,912
Fidelity Series Real Estate Equity Fund	20,423	1,705	2,923	969	(10)	(1,370)	17,825
Fidelity Series Real Estate Income Fund	53,628	2,622	5,790	2,619	(46)	(2,468)	47,946
Fidelity Series Short-Term Credit Fund	947,882	15,604	359,646	6,921	(427)	(5,329)	598,084
Fidelity Series Small Cap Discovery Fund	30,163	277	5,611	217	355	2,159	27,343
Fidelity Series Small Cap Opportunities Fund	91,011	9,592	19,670	9,529	246	409	81,588
Fidelity Series Stock Selector Large Cap Value Fund	176,654	10,573	31,582	10,559	1,540	4,581	161,766
Fidelity Series Value Discovery Fund	124,457	7,677	22,220	6,144	733	4,116	114,763
Total	$11,347,653	$1,005,757	$1,988,137	$249,061	$66,993	$88,039	$10,520,305

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $10,294,345) — See accompanying schedule		$10,520,305
Cash		1
Receivable for investments sold		133,629
Total assets		10,653,935
Liabilities
Payable for investments purchased	$128,354
Payable for fund shares redeemed	5,275
Accrued management fee	4,111
Distribution and service plan fees payable	106
Total liabilities		137,846
Net Assets		$10,516,089
Net Assets consist of:
Paid in capital		$10,176,067
Undistributed net investment income		10,854
Accumulated undistributed net realized gain (loss) on investments		103,208
Net unrealized appreciation (depreciation) on investments		225,960
Net Assets		$10,516,089
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($180,404 ÷ 3,085.30 shares)		$58.47
Maximum offering price per share (100/94.25 of $58.47)		$62.04
Class M:
Net Asset Value and redemption price per share ($60,545 ÷ 1,034.70 shares)		$58.51
Maximum offering price per share (100/96.50 of $58.51)		$60.63
Class C:
Net Asset Value and offering price per share ($51,700 ÷ 886.90 shares)(a)		$58.29
Fidelity Managed Retirement Income:
Net Asset Value, offering price and redemption price per share ($10,160,996 ÷ 173,852.50 shares)		$58.45
Class I:
Net Asset Value, offering price and redemption price per share ($62,444 ÷ 1,068.50 shares)		$58.44

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$138,863
Expenses
Management fee	$25,407
Distribution and service plan fees	744
Independent trustees' fees and expenses	21
Total expenses before reductions	26,172
Expense reductions	(178)	25,994
Net investment income (loss)		112,869
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	66,993
Capital gain distributions from underlying funds	110,198
Total net realized gain (loss)		177,191
Change in net unrealized appreciation (depreciation) on underlying funds		88,039
Net gain (loss)		265,230
Net increase (decrease) in net assets resulting from operations		$378,099

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$112,869	$195,011
Net realized gain (loss)	177,191	879,557
Change in net unrealized appreciation (depreciation)	88,039	(466,546)
Net increase (decrease) in net assets resulting from operations	378,099	608,022
Distributions to shareholders from net investment income	(115,933)	(184,761)
Distributions to shareholders from net realized gain	(724,656)	(14,929)
Total distributions	(840,589)	(199,690)
Share transactions - net increase (decrease)	(364,567)	(2,860,773)
Total increase (decrease) in net assets	(827,057)	(2,452,441)
Net Assets
Beginning of period	11,343,146	13,795,587
End of period	$10,516,089	$11,343,146
Other Information
Undistributed net investment income end of period	$10,854	$13,918

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement Income Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$61.00	$59.02	$58.61	$57.41	$54.16	$50.46
Income from Investment Operations
Net investment income (loss)A	.541	.756	.758	.686	.708	.825
Net realized and unrealized gain (loss)	1.438	2.008	.457	1.311	3.351	3.933
Total from investment operations	1.979	2.764	1.215	1.997	4.059	4.758
Distributions from net investment income	(.534)	(.717)	(.754)	(.658)	(.686)	(.804)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(4.509)	(.784)	(.805)	(.797)	(.809)	(1.058)
Net asset value, end of period	$58.47	$61.00	$59.02	$58.61	$57.41	$54.16
Total ReturnB,C,D	3.42%	4.73%	2.12%	3.50%	7.54%	9.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G,H	.32%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.71%G,H	.32%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.71%G,H	.32%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.83%G	1.27%	1.32%	1.18%	1.26%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$180	$287	$293	$432	$419	$391
Portfolio turnover rateE	18%G	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$61.04	$59.07	$58.67	$57.46	$54.24	$50.53
Income from Investment Operations
Net investment income (loss)A	.467	.608	.615	.540	.581	.686
Net realized and unrealized gain (loss)	1.444	2.008	.450	1.318	3.339	3.958
Total from investment operations	1.911	2.616	1.065	1.858	3.920	4.644
Distributions from net investment income	(.466)	(.579)	(.614)	(.509)	(.577)	(.680)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(4.441)	(.646)	(.665)	(.648)	(.700)	(.934)
Net asset value, end of period	$58.51	$61.04	$59.07	$58.67	$57.46	$54.24
Total ReturnB,C,D	3.29%	4.47%	1.86%	3.25%	7.26%	9.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.96%G,H	.57%	.50%	.50%	.49%H	.49%H
Expenses net of fee waivers, if any	.96%G,H	.57%	.50%	.50%	.49%H	.49%H
Expenses net of all reductions	.96%G,H	.57%	.50%	.50%	.49%H	.49%H
Net investment income (loss)	1.58%G	1.02%	1.07%	.93%	1.02%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$61	$82	$86	$90	$26	$1
Portfolio turnover rateE	18%G	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.85	$58.91	$58.53	$57.34	$54.13	$50.49
Income from Investment Operations
Net investment income (loss)A	.317	.310	.328	.245	.293	.434
Net realized and unrealized gain (loss)	1.432	2.009	.435	1.323	3.354	3.919
Total from investment operations	1.749	2.319	.763	1.568	3.647	4.353
Distributions from net investment income	(.334)	(.312)	(.332)	(.239)	(.314)	(.459)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(4.309)	(.379)	(.383)	(.378)	(.437)	(.713)
Net asset value, end of period	$58.29	$60.85	$58.91	$58.53	$57.34	$54.13
Total ReturnB,C,D	3.02%	3.96%	1.34%	2.72%	6.76%	8.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.46%G,H	1.07%	1.00%	1.01%H	.99%H	1.00%
Expenses net of fee waivers, if any	1.46%G,H	1.07%	1.00%	1.01%H	.99%H	1.00%
Expenses net of all reductions	1.46%G,H	1.07%	1.00%	1.01%H	.99%H	1.00%
Net investment income (loss)	1.08%G	.52%	.57%	.42%	.52%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$52	$52	$58	$60	$325	$54
Portfolio turnover rateE	18%G	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$61.00	$59.01	$58.61	$57.41	$54.15	$50.46
Income from Investment Operations
Net investment income (loss)A	.612	.905	.901	.831	.851	.956
Net realized and unrealized gain (loss)	1.451	2.003	.452	1.313	3.358	3.922
Total from investment operations	2.063	2.908	1.353	2.144	4.209	4.878
Distributions from net investment income	(.638)	(.851)	(.902)	(.805)	(.826)	(.934)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(4.613)	(.918)	(.953)	(.944)	(.949)	(1.188)
Net asset value, end of period	$58.45	$61.00	$59.01	$58.61	$57.41	$54.15
Total ReturnB,C	3.56%	4.98%	2.37%	3.76%	7.82%	9.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.07%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.47%F	.07%	-%	-%	-%	-%
Expenses net of all reductions	.46%F	.07%	-%	-%	-%	-%
Net investment income (loss)	2.08%F	1.52%	1.57%	1.43%	1.51%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$10,161	$10,828	$13,227	$14,208	$9,774	$4,474
Portfolio turnover rateD	18%F	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.99	$58.99	$58.59	$57.39	$54.14	$50.45
Income from Investment Operations
Net investment income (loss)A	.615	.906	.899	.830	.856	.957
Net realized and unrealized gain (loss)	1.438	2.013	.454	1.314	3.343	3.921
Total from investment operations	2.053	2.919	1.353	2.144	4.199	4.878
Distributions from net investment income	(.628)	(.852)	(.902)	(.805)	(.826)	(.934)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(4.603)	(.919)	(.953)	(.944)	(.949)	(1.188)
Net asset value, end of period	$58.44	$60.99	$58.99	$58.59	$57.39	$54.14
Total ReturnB,C	3.55%	5.01%	2.37%	3.76%	7.81%	9.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F,G	.07%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.46%F,G	.07%	-%	-%	-%	-%
Expenses net of all reductions	.46%F,G	.07%	-%	-%	-%	-%
Net investment income (loss)	2.08%F	1.52%	1.57%	1.43%	1.51%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$62	$94	$131	$90	$61	$4
Portfolio turnover rateD	18%F	111%	47%	33%	26%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	36.9
Fidelity Series Government Money Market Fund 1.39%	21.2
Fidelity Series Short-Term Credit Fund	5.3
Fidelity Series Inflation-Protected Bond Index Fund	3.6
Fidelity Series Emerging Markets Fund	3.5
Fidelity Series International Growth Fund	3.0
Fidelity Series International Value Fund	3.0
Fidelity Series Intrinsic Opportunities Fund	2.5
Fidelity Series Growth & Income Fund	2.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.1
83.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.5%
International Equity Funds	10.5%
Bond Funds	45.5%
Short-Term Funds	26.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2005 Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,121	$39,007
Fidelity Series 1000 Value Index Fund (a)	3,639	48,113
Fidelity Series All-Sector Equity Fund (a)	5,469	73,609
Fidelity Series Blue Chip Growth Fund (a)	5,024	75,508
Fidelity Series Commodity Strategy Fund (a)	27,904	155,144
Fidelity Series Growth & Income Fund (a)	10,308	170,592
Fidelity Series Growth Company Fund (a)	8,235	150,948
Fidelity Series Intrinsic Opportunities Fund (a)	9,687	183,755
Fidelity Series Opportunistic Insights Fund (a)	4,376	82,972
Fidelity Series Real Estate Equity Fund (a)	1,160	14,327
Fidelity Series Small Cap Discovery Fund (a)	1,739	22,262
Fidelity Series Small Cap Opportunities Fund (a)	4,584	66,429
Fidelity Series Stock Selector Large Cap Value Fund (a)	9,778	131,715
Fidelity Series Value Discovery Fund (a)	6,728	93,447
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,166,343)		1,307,828

International Equity Funds - 10.5%
Fidelity Series Canada Fund (a)	1,998	21,962
Fidelity Series Emerging Markets Fund (a)	11,302	263,214
Fidelity Series International Growth Fund (a)	13,087	223,793
Fidelity Series International Small Cap Fund (a)	2,804	53,470
Fidelity Series International Value Fund (a)	19,650	222,243
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $681,446)		784,682

Bond Funds - 45.5%
Fidelity Series Emerging Markets Debt Fund (a)	4,301	44,170
Fidelity Series Floating Rate High Income Fund (a)	1,906	18,204
Fidelity Series High Income Fund (a)	11,717	114,472
Fidelity Series Inflation-Protected Bond Index Fund (a)	27,647	267,626
Fidelity Series International Credit Fund (a)	512	5,104
Fidelity Series Investment Grade Bond Fund (a)	247,373	2,748,318
Fidelity Series Long-Term Treasury Bond Index Fund (a)	18,247	157,470
Fidelity Series Real Estate Income Fund (a)	3,128	33,719
TOTAL BOND FUNDS
(Cost $3,440,165)		3,389,083

Short-Term Funds - 26.5%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	1,582,392	1,582,392
Fidelity Series Short-Term Credit Fund (a)	39,817	394,582
TOTAL SHORT-TERM FUNDS
(Cost $1,980,453)		1,976,974
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,268,407)		7,458,567
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,453)
NET ASSETS - 100%		$7,455,114

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$56,868	$2,337	$26,169	$918	$10,874	$(4,903)	$39,007
Fidelity Series 1000 Value Index Fund	69,477	3,806	28,950	2,077	1,329	2,451	48,113
Fidelity Series All-Sector Equity Fund	106,903	11,038	47,199	8,380	1,739	1,128	73,609
Fidelity Series Blue Chip Growth Fund	108,267	13,270	51,424	10,529	1,324	4,071	75,508
Fidelity Series Canada Fund	--	30,679	9,981	272	244	1,020	21,962
Fidelity Series Commodity Strategy Fund	206,740	6,219	67,858	954	2,008	8,035	155,144
Fidelity Series Emerging Markets Debt Fund	60,536	3,786	19,903	2,238	(21)	(228)	44,170
Fidelity Series Emerging Markets Fund	517,918	21,958	332,076	8,501	35,783	19,631	263,214
Fidelity Series Floating Rate High Income Fund	25,278	1,224	8,293	579	(19)	14	18,204
Fidelity Series Government Money Market Fund 1.39%	1,821,465	416,383	655,456	10,025	--	--	1,582,392
Fidelity Series Growth & Income Fund	249,973	17,248	112,073	11,050	3,845	11,599	170,592
Fidelity Series Growth Company Fund	215,087	21,602	104,787	16,131	8,454	10,592	150,948
Fidelity Series High Income Fund	151,884	8,241	45,931	4,422	(39)	317	114,472
Fidelity Series Inflation-Protected Bond Index Fund	367,711	27,266	121,713	6,091	(574)	(5,064)	267,626
Fidelity Series International Credit Fund	5,101	96	78	96	--	(15)	5,104
Fidelity Series International Growth Fund	331,436	15,653	148,524	7,629	7,246	17,982	223,793
Fidelity Series International Small Cap Fund	76,229	5,547	33,872	3,612	2,126	3,440	53,470
Fidelity Series International Value Fund	335,403	15,822	147,705	7,617	7,179	11,544	222,243
Fidelity Series Intrinsic Opportunities Fund	249,469	18,036	103,998	11,019	5,920	14,328	183,755
Fidelity Series Investment Grade Bond Fund	3,707,152	292,205	1,203,611	53,812	(287)	(47,141)	2,748,318
Fidelity Series Long-Term Treasury Bond Index Fund	93,409	120,075	53,469	2,004	(235)	(2,310)	157,470
Fidelity Series Opportunistic Insights Fund	119,844	13,255	57,474	10,236	3,625	3,722	82,972
Fidelity Series Real Estate Equity Fund	21,952	1,977	8,302	908	(78)	(1,222)	14,327
Fidelity Series Real Estate Income Fund	47,956	3,294	15,590	2,082	(140)	(1,801)	33,719
Fidelity Series Short-Term Credit Fund	768,230	31,124	400,745	5,083	(547)	(3,480)	394,582
Fidelity Series Small Cap Discovery Fund	32,002	1,221	13,217	192	682	1,574	22,262
Fidelity Series Small Cap Opportunities Fund	96,562	11,361	41,663	8,951	1,050	(881)	66,429
Fidelity Series Stock Selector Large Cap Value Fund	187,439	14,112	75,002	9,467	2,662	2,504	131,715
Fidelity Series Value Discovery Fund	132,047	10,908	53,370	5,487	1,085	2,777	93,447
Total	$10,162,338	$1,139,743	$3,988,433	$210,362	$95,235	$49,684	$7,458,567

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $7,268,407) — See accompanying schedule		$7,458,567
Cash		2
Receivable for investments sold		123,569
Total assets		7,582,138
Liabilities
Payable for investments purchased	$123,568
Accrued management fee	3,154
Distribution and service plan fees payable	302
Total liabilities		127,024
Net Assets		$7,455,114
Net Assets consist of:
Paid in capital		$7,140,319
Undistributed net investment income		7,108
Accumulated undistributed net realized gain (loss) on investments		117,527
Net unrealized appreciation (depreciation) on investments		190,160
Net Assets		$7,455,114
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($311,827 ÷ 5,224.55 shares)		$59.68
Maximum offering price per share (100/94.25 of $59.68)		$63.32
Class M:
Net Asset Value and redemption price per share ($260,369 ÷ 4,360.69 shares)		$59.71
Maximum offering price per share (100/96.50 of $59.71)		$61.88
Class C:
Net Asset Value and offering price per share ($150,896 ÷ 2,541.41 shares)(a)		$59.37
Fidelity Managed Retirement 2005:
Net Asset Value, offering price and redemption price per share ($6,608,453 ÷ 110,694.41 shares)		$59.70
Class I:
Net Asset Value, offering price and redemption price per share ($123,569 ÷ 2,070.74 shares)		$59.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$110,939
Expenses
Management fee	$21,460
Distribution and service plan fees	1,993
Independent trustees' fees and expenses	17
Total expenses before reductions	23,470
Expense reductions	(171)	23,299
Net investment income (loss)		87,640
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	95,235
Capital gain distributions from underlying funds	99,423
Total net realized gain (loss)		194,658
Change in net unrealized appreciation (depreciation) on underlying funds		49,684
Net gain (loss)		244,342
Net increase (decrease) in net assets resulting from operations		$331,982

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,640	$148,140
Net realized gain (loss)	194,658	862,246
Change in net unrealized appreciation (depreciation)	49,684	(260,347)
Net increase (decrease) in net assets resulting from operations	331,982	750,039
Distributions to shareholders from net investment income	(91,958)	(138,732)
Distributions to shareholders from net realized gain	(786,025)	(48,306)
Total distributions	(877,983)	(187,038)
Share transactions - net increase (decrease)	(2,156,577)	1,224,348
Total increase (decrease) in net assets	(2,702,578)	1,787,349
Net Assets
Beginning of period	10,157,692	8,370,343
End of period	$7,455,114	$10,157,692
Other Information
Undistributed net investment income end of period	$7,108	$11,426

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2005 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.39	$60.26	$60.57	$58.78	$54.81	$50.09
Income from Investment Operations
Net investment income (loss)A	.541	.788	.801	.724	.735	.906
Net realized and unrealized gain (loss)	1.751	3.402	.274	1.910	4.084	4.920
Total from investment operations	2.292	4.190	1.075	2.634	4.819	5.826
Distributions from net investment income	(.582)	(.733)	(.785)	(.698)	(.708)	(.879)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(6.002)	(1.060)	(1.385)	(.844)	(.849)	(1.106)
Net asset value, end of period	$59.68	$63.39	$60.26	$60.57	$58.78	$54.81
Total ReturnB,C,D	3.88%	7.05%	1.88%	4.50%	8.84%	11.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.34%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.74%G	.34%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.74%G	.34%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.79%G	1.29%	1.38%	1.21%	1.28%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$312	$338	$577	$727	$526	$304
Portfolio turnover rateE	26%G	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.41	$60.30	$60.61	$58.83	$54.82	$50.08
Income from Investment Operations
Net investment income (loss)A	.466	.635	.655	.574	.587	.781
Net realized and unrealized gain (loss)	1.759	3.399	.276	1.910	4.098	4.911
Total from investment operations	2.225	4.034	.931	2.484	4.685	5.692
Distributions from net investment income	(.505)	(.597)	(.641)	(.558)	(.534)	(.725)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(5.925)	(.924)	(1.241)	(.704)	(.675)	(.952)
Net asset value, end of period	$59.71	$63.41	$60.30	$60.61	$58.83	$54.82
Total ReturnB,C,D	3.76%	6.78%	1.63%	4.24%	8.58%	11.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.99%G	.59%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.99%G	.59%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.99%G	.59%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.54%G	1.04%	1.13%	.96%	1.03%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$260	$297	$308	$328	$39	$85
Portfolio turnover rateE	26%G	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.07	$60.03	$60.40	$58.69	$54.76	$50.12
Income from Investment Operations
Net investment income (loss)A	.319	.327	.360	.278	.303	.508
Net realized and unrealized gain (loss)	1.737	3.383	.276	1.899	4.086	4.915
Total from investment operations	2.056	3.710	.636	2.177	4.389	5.423
Distributions from net investment income	(.336)	(.343)	(.406)	(.321)	(.318)	(.556)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(5.756)	(.670)	(1.006)	(.467)	(.459)	(.783)
Net asset value, end of period	$59.37	$63.07	$60.03	$60.40	$58.69	$54.76
Total ReturnB,C,D	3.49%	6.24%	1.12%	3.72%	8.04%	10.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.48%G,H	1.09%	1.00%	.99%H	1.00%	1.00%
Expenses net of fee waivers, if any	1.48%G,H	1.09%	1.00%	.99%H	1.00%	1.00%
Expenses net of all reductions	1.48%G,H	1.09%	1.00%	.99%H	1.00%	1.00%
Net investment income (loss)	1.05%G	.54%	.62%	.47%	.53%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$151	$254	$250	$86	$33	$31
Portfolio turnover rateE	26%G	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.41	$60.27	$60.58	$58.79	$54.81	$50.09
Income from Investment Operations
Net investment income (loss)A	.619	.942	.945	.874	.878	1.040
Net realized and unrealized gain (loss)	1.752	3.403	.277	1.909	4.094	4.914
Total from investment operations	2.371	4.345	1.222	2.783	4.972	5.954
Distributions from net investment income	(.661)	(.878)	(.932)	(.847)	(.851)	(1.007)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(6.081)	(1.205)	(1.532)	(.993)	(.992)	(1.234)
Net asset value, end of period	$59.70	$63.41	$60.27	$60.58	$58.79	$54.81
Total ReturnB,C	4.01%	7.32%	2.14%	4.76%	9.13%	12.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.09%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.49%F	.09%	-%	-%	-%	-%
Expenses net of all reductions	.49%F	.09%	-%	-%	-%	-%
Net investment income (loss)	2.05%F	1.54%	1.63%	1.46%	1.53%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$6,608	$9,236	$7,205	$6,160	$3,677	$1,702
Portfolio turnover rateD	26%F	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.40	$60.27	$60.58	$58.79	$54.81	$50.09
Income from Investment Operations
Net investment income (loss)A	.603	.942	.945	.875	.877	1.039
Net realized and unrealized gain (loss)	1.768	3.394	.277	1.908	4.095	4.915
Total from investment operations	2.371	4.336	1.222	2.783	4.972	5.954
Distributions from net investment income	(.681)	(.879)	(.932)	(.847)	(.851)	(1.007)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(6.101)	(1.206)	(1.532)	(.993)	(.992)	(1.234)
Net asset value, end of period	$59.67	$63.40	$60.27	$60.58	$58.79	$54.81
Total ReturnB,C	4.01%	7.31%	2.14%	4.76%	9.13%	12.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.09%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.49%F	.09%	-%	-%	-%	-%
Expenses net of all reductions	.49%F	.09%	-%	-%	-%	-%
Net investment income (loss)	2.04%F	1.54%	1.63%	1.46%	1.53%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$124	$32	$30	$31	$30	$27
Portfolio turnover rateD	26%F	136%	45%	35%	27%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	34.6
Fidelity Series Government Money Market Fund 1.39%	17.1
Fidelity Series Emerging Markets Fund	4.3
Fidelity Series Short-Term Credit Fund	4.3
Fidelity Series International Growth Fund	3.7
Fidelity Series International Value Fund	3.7
Fidelity Series Intrinsic Opportunities Fund	3.3
Fidelity Series Inflation-Protected Bond Index Fund	3.3
Fidelity Series Growth & Income Fund	3.1
Fidelity Series Growth Company Fund	2.7
80.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.9%
International Equity Funds	13.0%
Bond Funds	42.7%
Short-Term Funds	21.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2010 Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,191	$77,066
Fidelity Series 1000 Value Index Fund (a)	7,190	95,055
Fidelity Series All-Sector Equity Fund (a)	10,805	145,431
Fidelity Series Blue Chip Growth Fund (a)	9,926	149,187
Fidelity Series Commodity Strategy Fund (a)	40,465	224,984
Fidelity Series Growth & Income Fund (a)	20,365	337,039
Fidelity Series Growth Company Fund (a)	16,248	297,829
Fidelity Series Intrinsic Opportunities Fund (a)	19,207	364,348
Fidelity Series Opportunistic Insights Fund (a)	8,646	163,934
Fidelity Series Real Estate Equity Fund (a)	2,327	28,735
Fidelity Series Small Cap Discovery Fund (a)	3,436	43,983
Fidelity Series Small Cap Opportunities Fund (a)	9,057	131,239
Fidelity Series Stock Selector Large Cap Value Fund (a)	19,318	260,212
Fidelity Series Value Discovery Fund (a)	13,290	184,603
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,217,558)		2,503,645

International Equity Funds - 13.0%
Fidelity Series Canada Fund (a)	3,662	40,241
Fidelity Series Emerging Markets Fund (a)	20,128	468,792
Fidelity Series International Growth Fund (a)	23,977	410,014
Fidelity Series International Small Cap Fund (a)	5,137	97,968
Fidelity Series International Value Fund (a)	36,004	407,200
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,237,365)		1,424,215

Bond Funds - 42.7%
Fidelity Series Emerging Markets Debt Fund (a)	6,232	64,004
Fidelity Series Floating Rate High Income Fund (a)	2,771	26,461
Fidelity Series High Income Fund (a)	16,521	161,415
Fidelity Series Inflation-Protected Bond Index Fund (a)	36,864	356,842
Fidelity Series International Credit Fund (a)	586	5,838
Fidelity Series Investment Grade Bond Fund (a)	340,570	3,783,737
Fidelity Series Long-Term Treasury Bond Index Fund (a)	27,053	233,470
Fidelity Series Real Estate Income Fund (a)	4,544	48,980
TOTAL BOND FUNDS
(Cost $4,751,291)		4,680,747

Short-Term Funds - 21.4%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	1,878,812	1,878,812
Fidelity Series Short-Term Credit Fund (a)	47,177	467,522
TOTAL SHORT-TERM FUNDS
(Cost $2,350,421)		2,346,334
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,556,635)		10,954,941
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,992)
NET ASSETS - 100%		$10,949,949

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$85,581	$1,642	$20,731	$1,639	$10,395	$179	$77,066
Fidelity Series 1000 Value Index Fund	104,555	3,713	20,095	3,707	1,086	5,796	95,055
Fidelity Series All-Sector Equity Fund	160,873	14,973	35,631	14,955	1,817	3,399	145,431
Fidelity Series Blue Chip Growth Fund	162,928	17,946	42,086	17,941	1,119	9,280	149,187
Fidelity Series Canada Fund	--	44,982	7,067	449	211	2,115	40,241
Fidelity Series Commodity Strategy Fund	223,293	8,804	20,603	1,205	382	13,108	224,984
Fidelity Series Emerging Markets Debt Fund	67,994	2,841	6,441	2,840	23	(413)	64,004
Fidelity Series Emerging Markets Fund	658,745	13,832	288,203	13,734	33,580	50,838	468,792
Fidelity Series Floating Rate High Income Fund	28,393	732	2,683	732	(7)	26	26,461
Fidelity Series Government Money Market Fund 1.39%	1,633,490	399,209	153,887	10,228	--	--	1,878,812
Fidelity Series Growth & Income Fund	376,168	17,817	86,845	17,803	4,022	25,877	337,039
Fidelity Series Growth Company Fund	323,699	28,635	88,793	28,600	8,594	25,694	297,829
Fidelity Series High Income Fund	170,506	5,568	15,143	5,564	(4)	488	161,415
Fidelity Series Inflation-Protected Bond Index Fund	371,207	26,859	34,161	7,228	(46)	(7,017)	356,842
Fidelity Series International Credit Fund	5,750	110	5	110	--	(17)	5,838
Fidelity Series International Growth Fund	463,530	12,684	107,516	12,665	5,784	35,532	410,014
Fidelity Series International Small Cap Fund	106,614	5,997	23,898	5,990	1,781	7,474	97,968
Fidelity Series International Value Fund	469,054	12,663	105,310	12,645	5,358	25,435	407,200
Fidelity Series Intrinsic Opportunities Fund	406,502	18,413	94,691	18,408	3,594	30,530	364,348
Fidelity Series Investment Grade Bond Fund	3,905,037	294,341	353,503	64,232	381	(62,519)	3,783,737
Fidelity Series Long-Term Treasury Bond Index Fund	100,842	149,940	13,244	2,573	(1)	(4,067)	233,470
Fidelity Series Opportunistic Insights Fund	180,350	18,290	47,777	18,267	3,814	9,257	163,934
Fidelity Series Real Estate Equity Fund	32,781	2,164	4,009	1,564	2	(2,203)	28,735
Fidelity Series Real Estate Income Fund	53,920	2,664	5,047	2,662	(25)	(2,532)	48,980
Fidelity Series Short-Term Credit Fund	683,122	20,547	231,826	5,139	(233)	(4,088)	467,522
Fidelity Series Small Cap Discovery Fund	48,158	339	8,509	339	512	3,483	43,983
Fidelity Series Small Cap Opportunities Fund	145,314	15,405	30,337	15,401	176	681	131,239
Fidelity Series Stock Selector Large Cap Value Fund	282,066	16,967	48,314	16,944	2,077	7,416	260,212
Fidelity Series Value Discovery Fund	198,719	9,876	31,522	9,859	882	6,648	184,603
Total	$11,449,191	$1,167,953	$1,927,877	$313,423	$85,274	$180,400	$10,954,941

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $10,556,635) — See accompanying schedule		$10,954,941
Cash		2
Receivable for investments sold		198,118
Total assets		11,153,061
Liabilities
Payable for investments purchased	$197,868
Payable for fund shares redeemed	250
Accrued management fee	4,858
Distribution and service plan fees payable	136
Total liabilities		203,112
Net Assets		$10,949,949
Net Assets consist of:
Paid in capital		$10,379,292
Undistributed net investment income		19,419
Accumulated undistributed net realized gain (loss) on investments		152,932
Net unrealized appreciation (depreciation) on investments		398,306
Net Assets		$10,949,949
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($134,708 ÷ 2,329.82 shares)		$57.82
Maximum offering price per share (100/94.25 of $57.82)		$61.35
Class M:
Net Asset Value and redemption price per share ($18,036 ÷ 311.34 shares)		$57.93
Maximum offering price per share (100/96.50 of $57.93)		$60.03
Class C:
Net Asset Value and offering price per share ($120,834 ÷ 2,106.28 shares)(a)		$57.37
Fidelity Managed Retirement 2010:
Net Asset Value, offering price and redemption price per share ($10,641,274 ÷ 184,011.36 shares)		$57.83
Class I:
Net Asset Value, offering price and redemption price per share ($35,097 ÷ 606.93 shares)		$57.83

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$147,425
Expenses
Management fee	$29,529
Distribution and service plan fees	801
Independent trustees' fees and expenses	21
Total expenses before reductions	30,351
Expense reductions	(178)	30,173
Net investment income (loss)		117,252
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	85,274
Capital gain distributions from underlying funds	165,998
Total net realized gain (loss)		251,272
Change in net unrealized appreciation (depreciation) on underlying funds		180,400
Net gain (loss)		431,672
Net increase (decrease) in net assets resulting from operations		$548,924

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$117,252	$201,706
Net realized gain (loss)	251,272	1,743,316
Change in net unrealized appreciation (depreciation)	180,400	(849,139)
Net increase (decrease) in net assets resulting from operations	548,924	1,095,883
Distributions to shareholders from net investment income	(110,118)	(192,757)
Distributions to shareholders from net realized gain	(1,501,816)	(107,778)
Total distributions	(1,611,934)	(300,535)
Share transactions - net increase (decrease)	569,094	(3,572,918)
Total increase (decrease) in net assets	(493,916)	(2,777,570)
Net Assets
Beginning of period	11,443,865	14,221,435
End of period	$10,949,949	$11,443,865
Other Information
Undistributed net investment income end of period	$19,419	$12,285

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2010 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.87	$60.07	$61.33	$59.84	$55.45	$50.12
Income from Investment Operations
Net investment income (loss)A	.552	.789	.799	.747	.740	.886
Net realized and unrealized gain (loss)	2.295	4.240	.112B	2.210	4.505	5.568
Total from investment operations	2.847	5.029	.911	2.957	5.245	6.454
Distributions from net investment income	(.515)	(.754)	(.794)	(.746)	(.700)	(.896)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(8.897)	(1.229)	(2.171)	(1.467)	(.855)	(1.124)
Net asset value, end of period	$57.82	$63.87	$60.07	$61.33	$59.84	$55.45
Total ReturnC,D,E	4.98%	8.51%	1.67%	5.00%	9.51%	13.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.78%H	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.78%H	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.88%H	1.29%	1.38%	1.23%	1.27%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$135	$136	$156	$285	$257	$145
Portfolio turnover rateF	21%H	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.98	$60.19	$61.44	$59.95	$55.55	$50.20
Income from Investment Operations
Net investment income (loss)A	.476	.637	.658	.600	.597	.745
Net realized and unrealized gain (loss)	2.295	4.245	.118B	2.211	4.507	5.590
Total from investment operations	2.771	4.882	.776	2.811	5.104	6.335
Distributions from net investment income	(.439)	(.617)	(.649)	(.600)	(.549)	(.757)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(8.821)	(1.092)	(2.026)	(1.321)	(.704)	(.985)
Net asset value, end of period	$57.93	$63.98	$60.19	$61.44	$59.95	$55.55
Total ReturnC,D,E	4.84%	8.24%	1.43%	4.74%	9.23%	12.78%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H,I	.58%	.50%	.50%	.50%	.51%I
Expenses net of fee waivers, if any	1.04%H,I	.58%	.50%	.50%	.50%	.51%I
Expenses net of all reductions	1.04%H,I	.58%	.50%	.50%	.50%	.51%I
Net investment income (loss)	1.62%H	1.04%	1.13%	.99%	1.03%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$18	$17	$16	$21	$17	$15
Portfolio turnover rateF	21%H	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.46	$59.76	$61.06	$59.64	$55.33	$50.07
Income from Investment Operations
Net investment income (loss)A	.328	.327	.361	.291	.303	.486
Net realized and unrealized gain (loss)	2.272	4.218	.115B	2.202	4.486	5.561
Total from investment operations	2.600	4.545	.476	2.493	4.789	6.047
Distributions from net investment income	(.308)	(.370)	(.399)	(.352)	(.324)	(.559)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(8.690)	(.845)	(1.776)	(1.073)	(.479)	(.787)
Net asset value, end of period	$57.37	$63.46	$59.76	$61.06	$59.64	$55.33
Total ReturnC,D,E	4.58%	7.71%	.92%	4.22%	8.68%	12.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%H	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.53%H	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.53%H	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.13%H	.54%	.63%	.48%	.52%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$121	$117	$200	$345	$353	$315
Portfolio turnover rateF	21%H	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.88	$60.07	$61.33	$59.84	$55.45	$50.12
Income from Investment Operations
Net investment income (loss)A	.626	.942	.944	.900	.888	1.015
Net realized and unrealized gain (loss)	2.296	4.236	.116B	2.209	4.502	5.567
Total from investment operations	2.922	5.178	1.060	3.109	5.390	6.582
Distributions from net investment income	(.590)	(.893)	(.943)	(.898)	(.845)	(1.024)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(8.972)	(1.368)	(2.320)	(1.619)	(1.000)	(1.252)
Net asset value, end of period	$57.83	$63.88	$60.07	$61.33	$59.84	$55.45
Total ReturnC,D	5.11%	8.78%	1.93%	5.27%	9.78%	13.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G	.08%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.53%G	.08%	-%	-%	-%	-%
Expenses net of all reductions	.53%G	.08%	-%	-%	-%	-%
Net investment income (loss)	2.13%G	1.54%	1.63%	1.48%	1.52%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$10,641	$11,140	$13,819	$17,079	$15,175	$5,367
Portfolio turnover rateE	21%G	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.88	$60.07	$61.33	$59.84	$55.45	$50.12
Income from Investment Operations
Net investment income (loss)A	.623	.942	.942	.902	.885	1.020
Net realized and unrealized gain (loss)	2.302	4.238	.118B	2.207	4.505	5.562
Total from investment operations	2.925	5.180	1.060	3.109	5.390	6.582
Distributions from net investment income	(.593)	(.895)	(.943)	(.898)	(.845)	(1.024)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(8.975)	(1.370)	(2.320)	(1.619)	(1.000)	(1.252)
Net asset value, end of period	$57.83	$63.88	$60.07	$61.33	$59.84	$55.45
Total ReturnC,D	5.12%	8.78%	1.93%	5.26%	9.78%	13.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G,H	.08%	- %I	- %I	- %I	- %I
Expenses net of fee waivers, if any	.54%G,H	.08%	-%	-%	-%	-%
Expenses net of all reductions	.54%G,H	.08%	-%	-%	-%	-%
Net investment income (loss)	2.12%G	1.54%	1.63%	1.48%	1.52%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$35	$33	$31	$32	$63	$57
Portfolio turnover rateE	21%G	117%	26%	26%	27%	32%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	32.3
Fidelity Series Government Money Market Fund 1.39%	13.1
Fidelity Series Emerging Markets Fund	5.1
Fidelity Series International Growth Fund	4.5
Fidelity Series International Value Fund	4.5
Fidelity Series Intrinsic Opportunities Fund	4.2
Fidelity Series Growth & Income Fund	3.9
Fidelity Series Growth Company Fund	3.4
Fidelity Series Short-Term Credit Fund	3.3
Fidelity Series Stock Selector Large Cap Value Fund	3.0
77.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.2%
International Equity Funds	15.6%
Bond Funds	39.9%
Short-Term Funds	16.4%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2015 Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,221	$40,840
Fidelity Series 1000 Value Index Fund (a)	3,811	50,375
Fidelity Series All-Sector Equity Fund (a)	5,725	77,064
Fidelity Series Blue Chip Growth Fund (a)	5,260	79,051
Fidelity Series Commodity Strategy Fund (a)	16,929	94,127
Fidelity Series Growth & Income Fund (a)	10,792	178,612
Fidelity Series Growth Company Fund (a)	8,628	158,150
Fidelity Series Intrinsic Opportunities Fund (a)	10,149	192,518
Fidelity Series Opportunistic Insights Fund (a)	4,581	86,862
Fidelity Series Real Estate Equity Fund (a)	1,205	14,884
Fidelity Series Small Cap Discovery Fund (a)	1,821	23,308
Fidelity Series Small Cap Opportunities Fund (a)	4,800	69,553
Fidelity Series Stock Selector Large Cap Value Fund (a)	10,237	137,898
Fidelity Series Value Discovery Fund (a)	7,043	97,827
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,140,675)		1,301,069

International Equity Funds - 15.6%
Fidelity Series Canada Fund (a)	1,848	20,314
Fidelity Series Emerging Markets Fund (a)	10,074	234,621
Fidelity Series International Growth Fund (a)	12,103	206,962
Fidelity Series International Small Cap Fund (a)	2,593	49,452
Fidelity Series International Value Fund (a)	18,174	205,546
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $623,096)		716,895

Bond Funds - 39.9%
Fidelity Series Emerging Markets Debt Fund (a)	2,585	26,544
Fidelity Series Floating Rate High Income Fund (a)	1,154	11,025
Fidelity Series High Income Fund (a)	6,926	67,667
Fidelity Series Inflation-Protected Bond Index Fund (a)	12,925	125,111
Fidelity Series International Credit Fund (a)	289	2,883
Fidelity Series Investment Grade Bond Fund (a)	133,992	1,488,651
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,441	98,734
Fidelity Series Real Estate Income Fund (a)	1,880	20,261
TOTAL BOND FUNDS
(Cost $1,868,229)		1,840,876

Short-Term Funds - 16.4%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	605,524	605,524
Fidelity Series Short-Term Credit Fund (a)	15,202	150,649
TOTAL SHORT-TERM FUNDS
(Cost $757,472)		756,173
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,389,472)		4,615,013
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,385)
NET ASSETS - 100%		$4,612,628

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$52,269	$915	$18,237	$914	$11,683	$(5,790)	$40,840
Fidelity Series 1000 Value Index Fund	63,856	2,068	19,389	2,066	1,014	2,826	50,375
Fidelity Series All-Sector Equity Fund	98,245	8,339	32,348	8,336	1,329	1,499	77,064
Fidelity Series Blue Chip Growth Fund	99,489	10,741	36,120	10,736	583	4,358	79,051
Fidelity Series Canada Fund	--	26,440	7,207	237	128	953	20,314
Fidelity Series Commodity Strategy Fund	113,961	560	26,387	556	908	5,085	94,127
Fidelity Series Emerging Markets Debt Fund	33,243	1,276	7,843	1,274	18	(150)	26,544
Fidelity Series Emerging Markets Fund	370,928	7,323	188,182	7,196	21,598	22,954	234,621
Fidelity Series Floating Rate High Income Fund	13,880	331	3,186	331	(9)	9	11,025
Fidelity Series Government Money Market Fund 1.39%	604,340	150,658	149,474	3,499	--	--	605,524
Fidelity Series Growth & Income Fund	229,739	10,366	77,793	10,358	3,230	13,070	178,612
Fidelity Series Growth Company Fund	197,669	15,948	74,310	15,942	6,427	12,416	158,150
Fidelity Series High Income Fund	83,398	2,512	18,454	2,509	18	193	67,667
Fidelity Series Inflation-Protected Bond Index Fund	150,836	12,133	35,371	2,633	(128)	(2,359)	125,111
Fidelity Series International Credit Fund	2,837	55	--	54	--	(9)	2,883
Fidelity Series International Growth Fund	271,259	6,722	93,065	6,713	4,782	17,264	206,962
Fidelity Series International Small Cap Fund	62,394	3,180	21,005	3,178	1,414	3,469	49,452
Fidelity Series International Value Fund	274,515	6,726	92,410	6,717	4,987	11,728	205,546
Fidelity Series Intrinsic Opportunities Fund	226,932	10,264	63,272	10,257	2,715	15,879	192,518
Fidelity Series Investment Grade Bond Fund	1,787,242	142,941	416,671	27,062	(1)	(24,860)	1,488,651
Fidelity Series Long-Term Treasury Bond Index Fund	51,804	64,621	15,873	1,155	(164)	(1,654)	98,734
Fidelity Series Opportunistic Insights Fund	110,142	10,185	40,541	10,183	2,654	4,422	86,862
Fidelity Series Real Estate Equity Fund	20,045	1,421	5,300	911	(73)	(1,209)	14,884
Fidelity Series Real Estate Income Fund	26,338	1,229	6,144	1,227	(77)	(1,085)	20,261
Fidelity Series Short-Term Credit Fund	252,449	8,648	109,001	1,774	(146)	(1,301)	150,649
Fidelity Series Small Cap Discovery Fund	29,410	189	8,508	188	468	1,749	23,308
Fidelity Series Small Cap Opportunities Fund	88,740	9,124	28,358	9,120	(62)	109	69,553
Fidelity Series Stock Selector Large Cap Value Fund	172,272	9,449	49,221	9,443	2,096	3,302	137,898
Fidelity Series Value Discovery Fund	121,363	6,283	33,862	5,495	820	3,223	97,827
Total	$5,609,595	$530,647	$1,677,532	$160,064	$66,212	$86,091	$4,615,013

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $4,389,472) — See accompanying schedule		$4,615,013
Receivable for investments sold		91,490
Total assets		4,706,503
Liabilities
Payable for investments purchased	$91,488
Accrued management fee	2,267
Distribution and service plan fees payable	120
Total liabilities		93,875
Net Assets		$4,612,628
Net Assets consist of:
Paid in capital		$4,286,079
Undistributed net investment income		7,363
Accumulated undistributed net realized gain (loss) on investments		93,645
Net unrealized appreciation (depreciation) on investments		225,541
Net Assets		$4,612,628
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($250,070 ÷ 4,544.07 shares)		$55.03
Maximum offering price per share (100/94.25 of $55.03)		$58.39
Class M:
Net Asset Value and redemption price per share ($26,191 ÷ 475.15 shares)		$55.12
Maximum offering price per share (100/96.50 of $55.12)		$57.12
Class C:
Net Asset Value and offering price per share ($68,733 ÷ 1,253.98 shares)(a)		$54.81
Fidelity Managed Retirement 2015:
Net Asset Value, offering price and redemption price per share ($4,035,754 ÷ 73,354.04 shares)		$55.02
Class I:
Net Asset Value, offering price and redemption price per share ($231,880 ÷ 4,214.71 shares)		$55.02

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$68,259
Expenses
Management fee	$14,516
Distribution and service plan fees	1,062
Independent trustees' fees and expenses	10
Total expenses before reductions	15,588
Expense reductions	(180)	15,408
Net investment income (loss)		52,851
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	66,212
Capital gain distributions from underlying funds	91,805
Total net realized gain (loss)		158,017
Change in net unrealized appreciation (depreciation) on underlying funds		86,091
Net gain (loss)		244,108
Net increase (decrease) in net assets resulting from operations		$296,959

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,851	$101,585
Net realized gain (loss)	158,017	1,181,902
Change in net unrealized appreciation (depreciation)	86,091	(689,674)
Net increase (decrease) in net assets resulting from operations	296,959	593,813
Distributions to shareholders from net investment income	(50,780)	(98,005)
Distributions to shareholders from net realized gain	(1,056,365)	(26,704)
Total distributions	(1,107,145)	(124,709)
Share transactions - net increase (decrease)	(183,837)	(2,608,458)
Total increase (decrease) in net assets	(994,023)	(2,139,354)
Net Assets
Beginning of period	5,606,651	7,746,005
End of period	$4,612,628	$5,606,651
Other Information
Undistributed net investment income end of period	$7,363	$5,292

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2015 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.42	$59.82	$61.43	$59.85	$55.44	$49.70
Income from Investment Operations
Net investment income (loss)A	.536	.798	.797	.753	.741	.840
Net realized and unrealized gain (loss)	2.779	4.786	(.018)	2.384	4.748	6.014
Total from investment operations	3.315	5.584	.779	3.137	5.489	6.854
Distributions from net investment income	(.515)	(.755)	(.795)	(.751)	(.723)	(.903)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(12.705)	(.984)	(2.389)	(1.557)	(1.079)	(1.114)
Net asset value, end of period	$55.03	$64.42	$59.82	$61.43	$59.85	$55.44
Total ReturnB,C,D	6.07%	9.45%	1.47%	5.31%	9.97%	13.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G,H	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.82%G,H	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.82%G,H	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.89%G	1.30%	1.38%	1.24%	1.27%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$250	$289	$280	$300	$126	$20
Portfolio turnover rateE	21%G	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.50	$59.85	$61.44	$59.85	$55.44	$49.70
Income from Investment Operations
Net investment income (loss)A	.461	.642	.647	.602	.592	.719
Net realized and unrealized gain (loss)	2.791	4.794	(.008)	2.387	4.742	6.008
Total from investment operations	3.252	5.436	.639	2.989	5.334	6.727
Distributions from net investment income	(.442)	(.557)	(.635)	(.593)	(.568)	(.776)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(12.632)	(.786)	(2.229)	(1.399)	(.924)	(.987)
Net asset value, end of period	$55.12	$64.50	$59.85	$61.44	$59.85	$55.44
Total ReturnB,C,D	5.95%	9.18%	1.23%	5.06%	9.68%	13.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.08%G	.58%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.08%G	.58%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.07%G	.58%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.64%G	1.05%	1.13%	.99%	1.02%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$26	$25	$94	$101	$96	$88
Portfolio turnover rateE	21%G	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.05	$59.58	$61.23	$59.74	$55.39	$49.70
Income from Investment Operations
Net investment income (loss)A	.323	.335	.363	.298	.300	.448
Net realized and unrealized gain (loss)	2.761	4.758	(.014)	2.370	4.746	6.020
Total from investment operations	3.084	5.093	.349	2.668	5.046	6.468
Distributions from net investment income	(.134)	(.394)	(.405)	(.372)	(.340)	(.567)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(12.324)	(.623)	(1.999)	(1.178)	(.696)	(.778)
Net asset value, end of period	$54.81	$64.05	$59.58	$61.23	$59.74	$55.39
Total ReturnB,C,D	5.68%	8.62%	.73%	4.52%	9.15%	13.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.57%G,H	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.57%G,H	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.56%G,H	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.14%G	.55%	.63%	.49%	.52%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$69	$156	$144	$132	$54	$49
Portfolio turnover rateE	21%G	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.41	$59.81	$61.42	$59.82	$55.41	$49.67
Income from Investment Operations
Net investment income (loss)A	.607	.950	.940	.905	.885	.975
Net realized and unrealized gain (loss)	2.788	4.778	(.017)	2.396	4.738	6.009
Total from investment operations	3.395	5.728	.923	3.301	5.623	6.984
Distributions from net investment income	(.595)	(.899)	(.939)	(.895)	(.857)	(1.033)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(12.785)	(1.128)	(2.533)	(1.701)	(1.213)	(1.244)
Net asset value, end of period	$55.02	$64.41	$59.81	$61.42	$59.82	$55.41
Total ReturnB,C	6.22%	9.71%	1.73%	5.60%	10.23%	14.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%F	.08%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.58%F	.08%	-%	-%	-%	-%
Expenses net of all reductions	.57%F	.08%	-%	-%	-%	-%
Net investment income (loss)	2.14%F	1.55%	1.63%	1.49%	1.52%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$4,036	$4,885	$6,996	$8,622	$8,313	$3,894
Portfolio turnover rateD	21%F	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.42	$59.81	$61.42	$59.83	$55.42	$49.67
Income from Investment Operations
Net investment income (loss)A	.604	.951	.940	.906	.884	.972
Net realized and unrealized gain (loss)	2.785	4.788	(.017)	2.385	4.739	6.022
Total from investment operations	3.389	5.739	.923	3.291	5.623	6.994
Distributions from net investment income	(.599)	(.900)	(.939)	(.895)	(.857)	(1.033)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(12.789)	(1.129)	(2.533)	(1.701)	(1.213)	(1.244)
Net asset value, end of period	$55.02	$64.42	$59.81	$61.42	$59.83	$55.42
Total ReturnB,C	6.22%	9.73%	1.73%	5.58%	10.23%	14.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%F	.08%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.58%F	.08%	-%	-%	-%	-%
Expenses net of all reductions	.57%F	.08%	-%	-%	-%	-%
Net investment income (loss)	2.14%F	1.55%	1.63%	1.49%	1.52%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$232	$252	$232	$228	$217	$139
Portfolio turnover rateD	21%F	106%	33%	24%	19%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	30.2
Fidelity Series Government Money Market Fund 1.39%	9.3
Fidelity Series Emerging Markets Fund	5.7
Fidelity Series International Growth Fund	5.2
Fidelity Series International Value Fund	5.2
Fidelity Series Intrinsic Opportunities Fund	5.0
Fidelity Series Growth & Income Fund	4.6
Fidelity Series Growth Company Fund	4.2
Fidelity Series Stock Selector Large Cap Value Fund	3.6
Fidelity Series Value Discovery Fund	2.5
75.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.5%
International Equity Funds	17.8%
Bond Funds	37.2%
Short-Term Funds	11.6%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2020 Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,188	$40,237
Fidelity Series 1000 Value Index Fund (a)	3,754	49,632
Fidelity Series All-Sector Equity Fund (a)	5,640	75,915
Fidelity Series Blue Chip Growth Fund (a)	5,182	77,881
Fidelity Series Commodity Strategy Fund (a)	13,882	77,182
Fidelity Series Growth & Income Fund (a)	10,632	175,958
Fidelity Series Growth Company Fund (a)	8,606	157,755
Fidelity Series Intrinsic Opportunities Fund (a)	10,005	189,795
Fidelity Series Opportunistic Insights Fund (a)	4,513	85,576
Fidelity Series Real Estate Equity Fund (a)	1,119	13,819
Fidelity Series Small Cap Discovery Fund (a)	1,794	22,964
Fidelity Series Small Cap Opportunities Fund (a)	4,729	68,527
Fidelity Series Stock Selector Large Cap Value Fund (a)	10,088	135,882
Fidelity Series Value Discovery Fund (a)	6,860	95,290
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,116,725)		1,266,413

International Equity Funds - 17.8%
Fidelity Series Canada Fund (a)	1,764	19,383
Fidelity Series Emerging Markets Fund (a)	9,209	214,473
Fidelity Series International Growth Fund (a)	11,548	197,466
Fidelity Series International Small Cap Fund (a)	2,474	47,179
Fidelity Series International Value Fund (a)	17,342	196,134
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $586,580)		674,635

Bond Funds - 37.2%
Fidelity Series Emerging Markets Debt Fund (a)	2,096	21,524
Fidelity Series Floating Rate High Income Fund (a)	933	8,906
Fidelity Series High Income Fund (a)	5,619	54,902
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,161	78,998
Fidelity Series International Credit Fund (a)	236	2,356
Fidelity Series Investment Grade Bond Fund (a)	102,995	1,144,269
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,358	80,762
Fidelity Series Real Estate Income Fund (a)	1,526	16,447
TOTAL BOND FUNDS
(Cost $1,428,865)		1,408,164

Short-Term Funds - 11.6%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	352,138	352,138
Fidelity Series Short-Term Credit Fund (a)	8,920	88,402
TOTAL SHORT-TERM FUNDS
(Cost $441,293)		440,540
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,573,463)		3,789,752
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,114)
NET ASSETS - 100%		$3,787,638

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$51,511	$876	$17,692	$874	$9,364	$(3,822)	$40,237
Fidelity Series 1000 Value Index Fund	62,931	1,980	18,772	1,977	710	2,783	49,632
Fidelity Series All-Sector Equity Fund	96,829	8,096	31,470	8,092	986	1,474	75,915
Fidelity Series Blue Chip Growth Fund	98,067	9,614	34,992	9,610	738	4,454	77,881
Fidelity Series Canada Fund	--	22,663	4,759	221	193	1,286	19,383
Fidelity Series Commodity Strategy Fund	96,456	458	24,445	454	589	4,124	77,182
Fidelity Series Emerging Markets Debt Fund	27,467	1,024	6,845	1,024	(3)	(119)	21,524
Fidelity Series Emerging Markets Fund	331,585	6,583	162,446	6,413	17,329	21,422	214,473
Fidelity Series Floating Rate High Income Fund	11,471	265	2,828	265	(9)	7	8,906
Fidelity Series Government Money Market Fund 1.39%	349,035	94,672	91,569	1,959	--	--	352,138
Fidelity Series Growth & Income Fund	226,413	10,117	75,330	10,108	1,782	12,976	175,958
Fidelity Series Growth Company Fund	196,164	15,530	71,444	15,523	5,072	12,433	157,755
Fidelity Series High Income Fund	68,921	2,015	16,118	2,011	(71)	155	54,902
Fidelity Series Inflation-Protected Bond Index Fund	95,667	8,792	23,928	1,623	(61)	(1,472)	78,998
Fidelity Series International Credit Fund	2,318	45	--	44	--	(7)	2,356
Fidelity Series International Growth Fund	258,866	6,237	87,547	6,227	3,439	16,471	197,466
Fidelity Series International Small Cap Fund	59,541	2,984	19,835	2,983	1,180	3,309	47,179
Fidelity Series International Value Fund	261,940	6,226	86,705	6,217	3,482	11,191	196,134
Fidelity Series Intrinsic Opportunities Fund	215,054	9,754	53,858	9,747	3,010	15,835	189,795
Fidelity Series Investment Grade Bond Fund	1,387,095	117,399	341,573	20,431	407	(19,059)	1,144,269
Fidelity Series Long-Term Treasury Bond Index Fund	43,079	53,449	14,414	920	(9)	(1,343)	80,762
Fidelity Series Opportunistic Insights Fund	109,875	9,747	40,733	9,743	2,377	4,310	85,576
Fidelity Series Real Estate Equity Fund	19,662	815	5,490	814	(23)	(1,145)	13,819
Fidelity Series Real Estate Income Fund	21,759	954	5,362	952	(35)	(869)	16,447
Fidelity Series Short-Term Credit Fund	146,777	6,076	63,602	1,023	(95)	(754)	88,402
Fidelity Series Small Cap Discovery Fund	28,987	187	8,222	185	289	1,723	22,964
Fidelity Series Small Cap Opportunities Fund	87,465	8,223	27,235	8,221	(13)	87	68,527
Fidelity Series Stock Selector Large Cap Value Fund	169,772	8,943	47,530	8,936	1,444	3,253	135,882
Fidelity Series Value Discovery Fund	119,608	5,108	33,005	5,104	466	3,113	95,290
Total	$4,644,315	$418,832	$1,417,749	$141,701	$52,538	$91,816	$3,789,752

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $3,573,463) — See accompanying schedule		$3,789,752
Cash		3
Receivable for investments sold		72,377
Total assets		3,862,132
Liabilities
Payable for investments purchased	$72,377
Accrued management fee	1,955
Distribution and service plan fees payable	162
Total liabilities		74,494
Net Assets		$3,787,638
Net Assets consist of:
Paid in capital		$3,483,038
Undistributed net investment income		3,223
Accumulated undistributed net realized gain (loss) on investments		85,088
Net unrealized appreciation (depreciation) on investments		216,289
Net Assets		$3,787,638
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($17,639 ÷ 329.15 shares)		$53.59
Maximum offering price per share (100/94.25 of $53.59)		$56.86
Class M:
Net Asset Value and redemption price per share ($182,273 ÷ 3,404.06 shares)		$53.55
Maximum offering price per share (100/96.50 of $53.55)		$55.49
Class C:
Net Asset Value and offering price per share ($100,605 ÷ 1,896.89 shares)(a)		$53.04
Fidelity Managed Retirement 2020:
Net Asset Value, offering price and redemption price per share ($3,458,764 ÷ 64,529.76 shares)		$53.60
Class I:
Net Asset Value, offering price and redemption price per share ($28,357 ÷ 529.07 shares)		$53.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$54,449
Expenses
Management fee	$12,543
Distribution and service plan fees	970
Independent trustees' fees and expenses	8
Total expenses before reductions	13,521
Expense reductions	(178)	13,343
Net investment income (loss)		41,106
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	52,538
Capital gain distributions from underlying funds	87,252
Total net realized gain (loss)		139,790
Change in net unrealized appreciation (depreciation) on underlying funds		91,816
Net gain (loss)		231,606
Net increase (decrease) in net assets resulting from operations		$272,712

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,106	$70,651
Net realized gain (loss)	139,790	835,130
Change in net unrealized appreciation (depreciation)	91,816	(436,984)
Net increase (decrease) in net assets resulting from operations	272,712	468,797
Distributions to shareholders from net investment income	(41,842)	(67,773)
Distributions to shareholders from net realized gain	(829,320)	(29,677)
Total distributions	(871,162)	(97,450)
Share transactions - net increase (decrease)	(255,646)	(697,811)
Total increase (decrease) in net assets	(854,096)	(326,464)
Net Assets
Beginning of period	4,641,734	4,968,198
End of period	$3,787,638	$4,641,734
Other Information
Undistributed net investment income end of period	$3,223	$3,959

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2020 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$62.67	$57.92	$59.57	$57.74	$54.44	$48.41
Income from Investment Operations
Net investment income (loss)A	.495	.776	.774	.718	.738	.953
Net realized and unrealized gain (loss)	3.244	5.041	(.138)	2.463	4.763	6.186
Total from investment operations	3.739	5.817	.636	3.181	5.501	7.139
Distributions from net investment income	(.526)	(.706)	(.766)	(.712)	(.688)	(.909)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(12.819)	(1.067)	(2.286)	(1.351)	(2.201)	(1.109)
Net asset value, end of period	$53.59	$62.67	$57.92	$59.57	$57.74	$54.44
Total ReturnB,C,D	7.11%	10.19%	1.27%	5.58%	10.39%	14.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	.87%G	.34%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.87%G	.34%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.87%G	.34%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.81%G	1.29%	1.39%	1.22%	1.31%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$18	$17	$62	$172	$178	$121
Portfolio turnover rateE	21%G	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$62.61	$57.90	$59.56	$57.74	$54.44	$48.40
Income from Investment Operations
Net investment income (loss)A	.429	.611	.635	.571	.599	.820
Net realized and unrealized gain (loss)	3.251	5.045	(.140)	2.456	4.761	6.201
Total from investment operations	3.680	5.656	.495	3.027	5.360	7.021
Distributions from net investment income	(.447)	(.585)	(.635)	(.568)	(.547)	(.781)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(12.740)	(.946)	(2.155)	(1.207)	(2.060)	(.981)
Net asset value, end of period	$53.55	$62.61	$57.90	$59.56	$57.74	$54.44
Total ReturnB,C,D	7.00%	9.90%	1.02%	5.30%	10.11%	14.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.12%G	.60%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.12%G	.60%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.11%G	.60%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.57%G	1.03%	1.14%	.97%	1.07%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$182	$186	$183	$191	$190	$135
Portfolio turnover rateE	21%G	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$62.16	$57.58	$59.30	$57.56	$54.33	$48.37
Income from Investment Operations
Net investment income (loss)A	.289	.312	.355	.276	.315	.561
Net realized and unrealized gain (loss)	3.218	5.021	(.151)	2.444	4.755	6.186
Total from investment operations	3.507	5.333	.204	2.720	5.070	6.747
Distributions from net investment income	(.334)	(.392)	(.404)	(.341)	(.327)	(.587)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(12.627)	(.753)	(1.924)	(.980)	(1.840)	(.787)
Net asset value, end of period	$53.04	$62.16	$57.58	$59.30	$57.56	$54.33
Total ReturnB,C,D	6.73%	9.37%	.50%	4.77%	9.57%	14.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.62%G	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.62%G	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.61%G	1.10%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.07%G	.53%	.64%	.47%	.56%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$101	$98	$93	$104	$110	$84
Portfolio turnover rateE	21%G	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$62.67	$57.92	$59.58	$57.75	$54.45	$48.41
Income from Investment Operations
Net investment income (loss)A	.570	.909	.915	.865	.881	1.076
Net realized and unrealized gain (loss)	3.240	5.058	(.145)	2.464	4.759	6.200
Total from investment operations	3.810	5.967	.770	3.329	5.640	7.276
Distributions from net investment income	(.587)	(.856)	(.910)	(.860)	(.827)	(1.036)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(12.880)	(1.217)	(2.430)	(1.499)	(2.340)	(1.236)
Net asset value, end of period	$53.60	$62.67	$57.92	$59.58	$57.75	$54.45
Total ReturnB,C	7.25%	10.47%	1.52%	5.84%	10.66%	15.26%
Ratios to Average Net AssetsD,E
Expenses before reductions	.62%F	.10%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.62%F	.10%	-%	-%	-%	-%
Expenses net of all reductions	.61%F	.10%	-%	-%	-%	-%
Net investment income (loss)	2.07%F	1.53%	1.64%	1.47%	1.56%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$3,459	$4,314	$4,597	$6,181	$6,017	$1,942
Portfolio turnover rateD	21%F	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$62.67	$57.92	$59.58	$57.75	$54.45	$48.41
Income from Investment Operations
Net investment income (loss)A	.565	.909	.913	.865	.879	1.078
Net realized and unrealized gain (loss)	3.253	5.048	(.143)	2.464	4.761	6.198
Total from investment operations	3.818	5.957	.770	3.329	5.640	7.276
Distributions from net investment income	(.595)	(.846)	(.910)	(.860)	(.827)	(1.036)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(12.888)	(1.207)	(2.430)	(1.499)	(2.340)	(1.236)
Net asset value, end of period	$53.60	$62.67	$57.92	$59.58	$57.75	$54.45
Total ReturnB,C	7.27%	10.45%	1.52%	5.84%	10.66%	15.26%
Ratios to Average Net AssetsD,E
Expenses before reductions	.62%F	.10%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.62%F	.10%	-%	-%	-%	-%
Expenses net of all reductions	.61%F	.10%	-%	-%	-%	-%
Net investment income (loss)	2.07%F	1.53%	1.64%	1.47%	1.56%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$28	$26	$33	$34	$32	$29
Portfolio turnover rateD	21%F	115%	23%	41%	39%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	29.4
Fidelity Series Government Money Market Fund 1.39%	6.9
Fidelity Series Emerging Markets Fund	6.0
Fidelity Series International Growth Fund	5.6
Fidelity Series International Value Fund	5.6
Fidelity Series Intrinsic Opportunities Fund	5.5
Fidelity Series Growth & Income Fund	5.1
Fidelity Series Growth Company Fund	4.5
Fidelity Series Stock Selector Large Cap Value Fund	3.9
Fidelity Series Value Discovery Fund	2.8
75.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.4%
International Equity Funds	19.1%
Bond Funds	36.0%
Short-Term Funds	8.6%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2025 Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	12,672	$233,039
Fidelity Series 1000 Value Index Fund (a)	21,744	287,459
Fidelity Series All-Sector Equity Fund (a)	32,670	439,732
Fidelity Series Blue Chip Growth Fund (a)	30,010	451,057
Fidelity Series Commodity Strategy Fund (a)	72,704	404,237
Fidelity Series Growth & Income Fund (a)	61,585	1,019,237
Fidelity Series Growth Company Fund (a)	49,293	903,542
Fidelity Series Intrinsic Opportunities Fund (a)	57,937	1,099,060
Fidelity Series Opportunistic Insights Fund (a)	26,140	495,618
Fidelity Series Real Estate Equity Fund (a)	6,783	83,764
Fidelity Series Small Cap Discovery Fund (a)	10,390	132,995
Fidelity Series Small Cap Opportunities Fund (a)	27,392	396,905
Fidelity Series Stock Selector Large Cap Value Fund (a)	58,425	786,985
Fidelity Series Value Discovery Fund (a)	40,192	558,270
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,449,635)		7,291,900

International Equity Funds - 19.1%
Fidelity Series Canada Fund (a)	10,063	110,590
Fidelity Series Emerging Markets Fund (a)	51,772	1,205,765
Fidelity Series International Growth Fund (a)	65,899	1,126,869
Fidelity Series International Small Cap Fund (a)	14,120	269,271
Fidelity Series International Value Fund (a)	98,964	1,119,285
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,333,822)		3,831,780

Bond Funds - 36.0%
Fidelity Series Emerging Markets Debt Fund (a)	10,989	112,858
Fidelity Series Floating Rate High Income Fund (a)	4,888	46,681
Fidelity Series High Income Fund (a)	29,566	288,858
Fidelity Series Inflation-Protected Bond Index Fund (a)	34,027	329,381
Fidelity Series International Credit Fund (a)	1,162	11,586
Fidelity Series Investment Grade Bond Fund (a)	530,924	5,898,568
Fidelity Series Long-Term Treasury Bond Index Fund (a)	50,042	431,867
Fidelity Series Real Estate Income Fund (a)	7,999	86,231
TOTAL BOND FUNDS
(Cost $7,310,649)		7,206,030

Short-Term Funds - 8.6%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	1,383,100	1,383,100
Fidelity Series Short-Term Credit Fund (a)	34,466	341,554
TOTAL SHORT-TERM FUNDS
(Cost $1,727,586)		1,724,654
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $18,821,692)		20,054,364
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,806)
NET ASSETS - 100%		$20,042,558

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$283,878	$5,135	$88,493	$5,132	$45,007	$(12,488)	$233,039
Fidelity Series 1000 Value Index Fund	346,809	14,040	94,400	11,601	4,374	16,636	287,459
Fidelity Series All-Sector Equity Fund	533,638	50,181	159,117	46,767	5,849	9,181	439,732
Fidelity Series Blue Chip Growth Fund	540,491	55,489	176,493	55,086	5,081	26,489	451,057
Fidelity Series Canada Fund	--	131,336	27,557	1,264	697	6,114	110,590
Fidelity Series Commodity Strategy Fund	472,418	8,696	102,335	2,318	3,283	22,175	404,237
Fidelity Series Emerging Markets Debt Fund	138,878	5,376	30,678	5,375	(65)	(653)	112,858
Fidelity Series Emerging Markets Fund	1,760,859	36,535	808,499	36,522	90,066	126,804	1,205,765
Fidelity Series Floating Rate High Income Fund	57,981	1,390	12,708	1,389	(22)	40	46,681
Fidelity Series Government Money Market Fund 1.39%	1,285,321	399,961	302,182	7,545	--	--	1,383,100
Fidelity Series Growth & Income Fund	1,247,824	61,752	381,769	55,422	14,746	76,684	1,019,237
Fidelity Series Growth Company Fund	1,073,827	89,370	361,749	89,362	28,517	73,577	903,542
Fidelity Series High Income Fund	348,435	10,583	70,936	10,580	(62)	838	288,858
Fidelity Series Inflation-Protected Bond Index Fund	380,397	40,060	84,461	6,893	(467)	(6,148)	329,381
Fidelity Series International Credit Fund	11,922	216	520	217	2	(34)	11,586
Fidelity Series International Growth Fund	1,410,808	35,976	435,048	35,965	19,942	95,191	1,126,869
Fidelity Series International Small Cap Fund	324,488	17,029	98,004	17,027	6,331	19,427	269,271
Fidelity Series International Value Fund	1,427,603	35,915	431,228	35,905	21,152	65,843	1,119,285
Fidelity Series Intrinsic Opportunities Fund	1,224,498	55,928	289,735	55,918	16,238	92,131	1,099,060
Fidelity Series Investment Grade Bond Fund	6,850,449	629,047	1,482,073	104,931	(1,493)	(97,362)	5,898,568
Fidelity Series Long-Term Treasury Bond Index Fund	219,389	302,150	81,836	4,918	(678)	(7,158)	431,867
Fidelity Series Opportunistic Insights Fund	598,299	57,122	198,522	57,116	12,455	26,264	495,618
Fidelity Series Real Estate Equity Fund	108,752	9,419	27,237	4,842	(454)	(6,716)	83,764
Fidelity Series Real Estate Income Fund	110,026	5,022	24,032	5,021	(206)	(4,579)	86,231
Fidelity Series Short-Term Credit Fund	526,317	20,752	202,301	3,817	(280)	(2,934)	341,554
Fidelity Series Small Cap Discovery Fund	159,754	3,656	42,696	1,052	2,100	10,181	132,995
Fidelity Series Small Cap Opportunities Fund	482,038	47,249	134,733	47,245	1,238	1,113	396,905
Fidelity Series Stock Selector Large Cap Value Fund	935,649	56,173	233,353	52,557	8,324	20,192	786,985
Fidelity Series Value Discovery Fund	659,173	47,005	170,206	30,677	3,283	19,015	558,270
Total	$23,519,921	$2,232,563	$6,552,901	$792,464	$284,958	$569,823	$20,054,364

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $18,821,692) — See accompanying schedule		$20,054,364
Receivable for investments sold		376,219
Total assets		20,430,583
Liabilities
Payable for investments purchased	$373,719
Payable for fund shares redeemed	2,500
Accrued management fee	11,285
Distribution and service plan fees payable	521
Total liabilities		388,025
Net Assets		$20,042,558
Net Assets consist of:
Paid in capital		$18,307,393
Undistributed net investment income		25,478
Accumulated undistributed net realized gain (loss) on investments		477,015
Net unrealized appreciation (depreciation) on investments		1,232,672
Net Assets		$20,042,558
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($630,854 ÷ 11,388.00 shares)		$55.40
Maximum offering price per share (100/94.25 of $55.40)		$58.78
Class M:
Net Asset Value and redemption price per share ($517,301 ÷ 9,338.10 shares)		$55.40
Maximum offering price per share (100/96.50 of $55.40)		$57.41
Class C:
Net Asset Value and offering price per share ($211,799 ÷ 3,863.00 shares)(a)		$54.83
Fidelity Managed Retirement 2025:
Net Asset Value, offering price and redemption price per share ($18,653,682 ÷ 336,500.10 shares)		$55.43
Class I:
Net Asset Value, offering price and redemption price per share ($28,922 ÷ 521.00 shares)		$55.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$304,722
Expenses
Management fee	$70,531
Distribution and service plan fees	3,061
Independent trustees' fees and expenses	41
Total expenses before reductions	73,633
Expense reductions	(179)	73,454
Net investment income (loss)		231,268
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	284,958
Capital gain distributions from underlying funds	487,742
Total net realized gain (loss)		772,700
Change in net unrealized appreciation (depreciation) on underlying funds		569,823
Net gain (loss)		1,342,523
Net increase (decrease) in net assets resulting from operations		$1,573,791

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$231,268	$419,391
Net realized gain (loss)	772,700	4,586,705
Change in net unrealized appreciation (depreciation)	569,823	(2,164,787)
Net increase (decrease) in net assets resulting from operations	1,573,791	2,841,309
Distributions to shareholders from net investment income	(223,256)	(407,945)
Distributions to shareholders from net realized gain	(4,301,071)	(227,253)
Total distributions	(4,524,327)	(635,198)
Share transactions - net increase (decrease)	(513,304)	(8,063,965)
Total increase (decrease) in net assets	(3,463,840)	(5,857,854)
Net Assets
Beginning of period	23,506,398	29,364,252
End of period	$20,042,558	$23,506,398
Other Information
Undistributed net investment income end of period	$25,478	$17,466

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2025 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.30	$59.20	$61.04	$59.16	$55.32	$48.66
Income from Investment Operations
Net investment income (loss)A	.547	.800	.798	.756	.755	.977
Net realized and unrealized gain (loss)	3.599	5.517	(.292)	2.687	5.194	6.833
Total from investment operations	4.146	6.317	.506	3.443	5.949	7.810
Distributions from net investment income	(.522)	(.749)	(.802)	(.750)	(.747)	(.973)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(13.046)	(1.217)	(2.346)	(1.563)	(2.109)	(1.150)
Net asset value, end of period	$55.40	$64.30	$59.20	$61.04	$59.16	$55.32
Total ReturnB,C,D	7.68%	10.85%	1.03%	5.90%	11.01%	16.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	.91%G	.35%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.91%G	.35%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.91%G	.35%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.94%G	1.31%	1.40%	1.26%	1.30%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$631	$592	$536	$636	$565	$70
Portfolio turnover rateE	21%G	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.30	$59.21	$61.05	$59.18	$55.33	$48.67
Income from Investment Operations
Net investment income (loss)A	.477	.648	.655	.605	.605	.836
Net realized and unrealized gain (loss)	3.606	5.517	(.294)	2.677	5.216	6.839
Total from investment operations	4.083	6.165	.361	3.282	5.821	7.675
Distributions from net investment income	(.459)	(.607)	(.657)	(.599)	(.609)	(.838)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(12.983)	(1.075)	(2.201)	(1.412)	(1.971)	(1.015)
Net asset value, end of period	$55.40	$64.30	$59.21	$61.05	$59.18	$55.33
Total ReturnB,C,D	7.56%	10.58%	.78%	5.62%	10.77%	15.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.16%G	.60%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.16%G	.60%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.16%G	.60%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.69%G	1.07%	1.15%	1.01%	1.05%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$517	$497	$479	$543	$482	$153
Portfolio turnover rateE	21%G	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.81	$58.87	$60.79	$59.00	$55.21	$48.64
Income from Investment Operations
Net investment income (loss)A	.334	.342	.368	.306	.317	.582
Net realized and unrealized gain (loss)	3.564	5.478	(.293)	2.673	5.194	6.821
Total from investment operations	3.898	5.820	.075	2.979	5.511	7.403
Distributions from net investment income	(.354)	(.412)	(.451)	(.376)	(.359)	(.656)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(12.878)	(.880)	(1.995)	(1.189)	(1.721)	(.833)
Net asset value, end of period	$54.83	$63.81	$58.87	$60.79	$59.00	$55.21
Total ReturnB,C,D	7.28%	10.02%	.28%	5.11%	10.19%	15.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.66%G	1.10%	1.00%	1.00%	1.00%	.99%H
Expenses net of fee waivers, if any	1.66%G	1.09%	1.00%	1.00%	1.00%	.99%H
Expenses net of all reductions	1.66%G	1.09%	1.00%	1.00%	1.00%	.99%H
Net investment income (loss)	1.19%G	.57%	.65%	.51%	.55%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$212	$216	$498	$594	$366	$97
Portfolio turnover rateE	21%G	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.34	$59.22	$61.06	$59.18	$55.32	$48.65
Income from Investment Operations
Net investment income (loss)A	.621	.951	.941	.906	.896	1.099
Net realized and unrealized gain (loss)	3.591	5.523	(.293)	2.687	5.202	6.837
Total from investment operations	4.212	6.474	.648	3.593	6.098	7.936
Distributions from net investment income	(.598)	(.886)	(.944)	(.900)	(.876)	(1.089)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(13.122)	(1.354)	(2.488)	(1.713)	(2.238)	(1.266)
Net asset value, end of period	$55.43	$64.34	$59.22	$61.06	$59.18	$55.32
Total ReturnB,C	7.80%	11.13%	1.29%	6.17%	11.30%	16.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	.66%F	.10%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.66%F	.10%	-%	-%	-%	-%
Expenses net of all reductions	.66%F	.10%	-%	-%	-%	-%
Net investment income (loss)	2.19%F	1.56%	1.65%	1.51%	1.55%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$18,654	$22,122	$27,774	$34,087	$32,313	$13,862
Portfolio turnover rateD	21%F	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.33	$59.21	$61.06	$59.18	$55.31	$48.64
Income from Investment Operations
Net investment income (loss)A	.629	.953	.943	.906	.897	1.095
Net realized and unrealized gain (loss)	3.602	5.521	(.305)	2.687	5.211	6.841
Total from investment operations	4.231	6.474	.638	3.593	6.108	7.936
Distributions from net investment income	(.527)	(.886)	(.944)	(.900)	(.876)	(1.089)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(13.051)	(1.354)	(2.488)	(1.713)	(2.238)	(1.266)
Net asset value, end of period	$55.51	$64.33	$59.21	$61.06	$59.18	$55.31
Total ReturnB,C	7.83%	11.14%	1.27%	6.17%	11.32%	16.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	.65%F,G	.10%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.65%F,G	.10%	-%	-%	-%	-%
Expenses net of all reductions	.65%F,G	.10%	-%	-%	-%	-%
Net investment income (loss)	2.20%F	1.56%	1.65%	1.51%	1.55%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$29	$79	$78	$148	$109	$30
Portfolio turnover rateD	21%F	108%	29%	39%	16%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2025 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). In the prior year, the Funds transitioned their portfolios to invest exclusively in classes of the Fidelity Series funds, offered only to certain other Fidelity funds advised by FMR or its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in a systematic withdrawal plan, starting after the horizon date indicated by its name, resulting in the gradual liquidation of the shareholder's investment in the Fund.

Class A, Class M, Class C, Fidelity Managed Retirement shares and Class I of each Fund are closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Managed Retirement Income Fund	$10,294,702	$307,325	$(81,722)	$225,603
Fidelity Managed Retirement 2005 Fund	7,269,229	245,439	(56,101)	189,338
Fidelity Managed Retirement 2010 Fund	10,557,854	474,077	(76,990)	397,087
Fidelity Managed Retirement 2015 Fund	4,390,741	254,034	(29,762)	224,272
Fidelity Managed Retirement 2020 Fund	3,575,280	236,907	(22,435)	214,472
Fidelity Managed Retirement 2025 Fund	18,824,652	1,343,140	(113,428)	1,229,712

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Managed Retirement Income Fund	1,005,757	1,988,137
Fidelity Managed Retirement 2005 Fund	1,139,743	3,988,433
Fidelity Managed Retirement 2010 Fund	1,167,953	1,927,877
Fidelity Managed Retirement 2015 Fund	530,647	1,677,532
Fidelity Managed Retirement 2020 Fund	418,832	1,417,749
Fidelity Managed Retirement 2025 Fund	2,232,563	6,552,901

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract effective June 1, 2017, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services.

For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

Annual % of Class-Level Average Net Assets (Classes A, M, C, Retail and I)
Fidelity Managed Retirement Income Fund	.465%
Fidelity Managed Retirement 2005 Fund	.491%
Fidelity Managed Retirement 2010 Fund	.533%
Fidelity Managed Retirement 2015 Fund	.576%
Fidelity Managed Retirement 2020 Fund	.618%
Fidelity Managed Retirement 2025 Fund	.661%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares, except for Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	-%	.25%	$313	$–
Class M	.25%	.25%	174	–
Class C	.75%	.25%	257	–
			$744	$–
Fidelity Managed Retirement 2005 Fund
Class A	-%	.25%	$419	$–
Class M	.25%	.25%	690	–
Class C	.75%	.25%	884	8
			$1,993	$8
Fidelity Managed Retirement 2010 Fund
Class A	-%	.25%	$166	$–
Class M	.25%	.25%	44	–
Class C	.75%	.25%	591	–
			$801	$–
Fidelity Managed Retirement 2015 Fund
Class A	-%	.25%	$323	$–
Class M	.25%	.25%	63	63
Class C	.75%	.25%	676	103
			$1,062	$166
Fidelity Managed Retirement 2020 Fund
Class A	-%	.25%	$21	$13
Class M	.25%	.25%	456	–
Class C	.75%	.25%	493	–
			$970	$13
Fidelity Managed Retirement 2025 Fund
Class A	-%	.25%	$756	$–
Class M	.25%	.25%	1,256	–
Class C	.75%	.25%	1,049	–
			$3,061	$–

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

5. Expense Reductions.

Through arrangements with each applicable classes' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Fidelity Managed Retirement Income Fund
Class A	$4
Class M	1
Class C	1
Fidelity Managed Retirement Income	171
Class I	1
Fidelity Managed Retirement 2005 Fund
Class A	$3
Class M	3
Class C	2
Fidelity Managed Retirement 2005	162
Class I	1
Fidelity Managed Retirement 2010 Fund
Class A	$2
Class C	1
Fidelity Managed Retirement 2010	175
Fidelity Managed Retirement 2015 Fund
Class A	$9
Class M	1
Class C	5
Fidelity Managed Retirement 2015	157
Class I	8
Fidelity Managed Retirement 2020 Fund
Class M	$6
Class C	4
Fidelity Managed Retirement 2020	167
Class I	1
Fidelity Managed Retirement 2025 Fund
Class A	$4
Class M	3
Class C	2
Fidelity Managed Retirement 2025	169
Class I	1

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
Fidelity Managed Retirement Income Fund
From net investment income
Class A	$1,961	$3,521
Class M	504	806
Class C	294	301
Fidelity Managed Retirement Income	112,447	178,749
Class I	727	1,384
Total	$115,933	$184,761
From net realized gain
Class A	$18,004	$331
Class M	4,923	97
Class C	3,422	66
Fidelity Managed Retirement Income	693,468	14,332
Class I	4,839	103
Total	$724,656	$14,929
Fidelity Managed Retirement 2005 Fund
From net investment income
Class A	$3,276	$6,520
Class M	2,247	2,936
Class C	862	1,437
Fidelity Managed Retirement 2005	84,360	127,393
Class I	1,213	446
Total	$91,958	$138,732
From net realized gain
Class A	$28,834	$3,090
Class M	24,902	1,636
Class C	21,222	1,365
Fidelity Managed Retirement 2005	707,660	42,050
Class I	3,407	165
Total	$786,025	$48,306
Fidelity Managed Retirement 2010 Fund
From net investment income
Class A	$1,177	$1,685
Class M	133	165
Class C	640	1,227
Fidelity Managed Retirement 2010	107,821	189,217
Class I	347	463
Total	$110,118	$192,757
From net realized gain
Class A	$17,987	$1,079
Class M	2,275	126
Class C	15,519	1,579
Fidelity Managed Retirement 2010	1,461,609	104,750
Class I	4,426	244
Total	$1,501,816	$107,778
Fidelity Managed Retirement 2015 Fund
From net investment income
Class A	$2,338	$3,411
Class M	204	370
Class C	216	954
Fidelity Managed Retirement 2015	45,450	89,768
Class I	2,572	3,502
Total	$50,780	$98,005
From net realized gain
Class A	$54,663	$1,036
Class M	4,734	157
Class C	28,815	553
Fidelity Managed Retirement 2015	920,185	24,070
Class I	47,968	888
Total	$1,056,365	$26,704
Fidelity Managed Retirement 2020 Fund
From net investment income
Class A	$167	$84
Class M	1,506	1,827
Class C	622	616
Fidelity Managed Retirement 2020	39,247	64,760
Class I	300	486
Total	$41,842	$67,773
From net realized gain
Class A	$3,378	$39
Class M	36,645	1,133
Class C	19,556	573
Fidelity Managed Retirement 2020	764,479	27,725
Class I	5,262	207
Total	$829,320	$29,677
Fidelity Managed Retirement 2025 Fund
From net investment income
Class A	$5,763	$6,851
Class M	4,211	4,888
Class C	1,342	3,052
Fidelity Managed Retirement 2025	211,535	392,080
Class I	405	1,074
Total	$223,256	$407,945
From net realized gain
Class A	$116,723	$4,246
Class M	97,805	3,780
Class C	42,709	3,773
Fidelity Managed Retirement 2025	4,029,042	214,892
Class I	14,792	562
Total	$4,301,071	$227,253

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Fidelity Managed Retirement Income Fund
Class A
Reinvestment of distributions	341	57	$19,744	$3,382
Shares redeemed	(1,960)	(312)	(114,189)	(18,706)
Net increase (decrease)	(1,619)	(255)	$(94,445)	$(15,324)
Class M
Reinvestment of distributions	94	15	$5,427	$903
Shares redeemed	(402)	(134)	(23,633)	(7,936)
Net increase (decrease)	(308)	(119)	$(18,206)	$(7,033)
Class C
Reinvestment of distributions	64	4	$3,716	$212
Shares redeemed	(35)	(129)	(2,064)	(7,652)
Net increase (decrease)	29	(125)	$1,652	$(7,440)
Fidelity Managed Retirement Income
Shares sold	–	13,088	$–	$771,337
Reinvestment of distributions	13,075	2,091	756,893	123,783
Shares redeemed	(16,716)	(61,841)	(981,952)	(3,685,675)
Net increase (decrease)	(3,641)	(46,662)	$(225,059)	$(2,790,555)
Class I
Reinvestment of distributions	96	25	$5,566	$1,487
Shares redeemed	(571)	(709)	(34,075)	(41,908)
Net increase (decrease)	(475)	(684)	$(28,509)	$(40,421)
Fidelity Managed Retirement 2005 Fund
Class A
Reinvestment of distributions	535	146	$31,496	$8,821
Shares redeemed	(639)	(4,391)	(38,203)	(273,579)
Net increase (decrease)	(104)	(4,245)	$(6,707)	$(264,758)
Class M
Reinvestment of distributions	461	76	$27,149	$4,571
Shares redeemed	(789)	(491)	(46,981)	(30,000)
Net increase (decrease)	(328)	(415)	$(19,832)	$(25,429)
Class C
Reinvestment of distributions	377	47	$22,084	$2,802
Shares redeemed	(1,865)	(188)	(109,173)	(11,737)
Net increase (decrease)	(1,488)	(141)	$(87,089)	$(8,935)
Fidelity Managed Retirement 2005
Shares sold	–	60,758	$–	$3,652,284
Reinvestment of distributions	12,437	1,871	732,964	113,299
Shares redeemed	(47,402)	(36,512)	(2,867,635)	(2,242,724)
Net increase (decrease)	(34,965)	26,117	$(2,134,671)	$1,522,859
Class I
Shares sold	1,585	–	$93,293	$–
Reinvestment of distributions	78	10	4,620	611
Shares redeemed	(104)	–	(6,191)	–
Net increase (decrease)	1,559	10	$91,722	$611
Fidelity Managed Retirement 2010 Fund
Class A
Reinvestment of distributions	338	30	$19,164	$1,831
Shares redeemed	(142)	(496)	(8,075)	(29,871)
Net increase (decrease)	196	(466)	$11,089	$(28,040)
Class M
Reinvestment of distributions	42	5	$2,408	$289
Shares redeemed	–	–	–	–
Net increase (decrease)	42	5	$2,408	$289
Class C
Shares sold	–	9	$–	$538
Reinvestment of distributions	288	38	16,159	2,266
Shares redeemed	(26)	(1,542)	(1,500)	(96,370)
Net increase (decrease)	262	(1,495)	$14,659	$(93,566)
Fidelity Managed Retirement 2010
Shares sold	–	10,502	$–	$634,856
Reinvestment of distributions	25,265	3,546	1,430,784	213,604
Shares redeemed	(15,630)	(69,721)	(894,619)	(4,300,768)
Net increase (decrease)	9,635	(55,673)	$536,165	$(3,452,308)
Class I
Reinvestment of distributions	84	12	$4,773	$707
Net increase (decrease)	84	12	$4,773	$707
Fidelity Managed Retirement 2015 Fund
Class A
Shares sold	–	3,337	$–	$204,257
Reinvestment of distributions	1,062	29	57,001	1,777
Shares redeemed	(999)	(3,574)	(53,696)	(218,329)
Net increase (decrease)	63	(208)	$3,305	$(12,295)
Class M
Reinvestment of distributions	92	9	$4,938	$527
Shares redeemed	–	(1,201)	–	(72,678)
Net increase (decrease)	92	(1,192)	$4,938	$(72,151)
Class C
Reinvestment of distributions	545	25	$29,031	$1,507
Shares redeemed	(1,727)	–	(93,628)	–
Net increase (decrease)	(1,182)	25	$(64,597)	$1,507
Fidelity Managed Retirement 2015
Shares sold	–	1,825	$–	$109,468
Reinvestment of distributions	17,412	1,170	933,945	70,768
Shares redeemed	(19,903)	(44,125)	(1,077,593)	(2,707,652)
Net increase (decrease)	(2,491)	(41,130)	$(143,648)	$(2,527,416)
Class I
Reinvestment of distributions	942	72	$50,540	$4,390
Shares redeemed	(635)	(41)	(34,375)	(2,493)
Net increase (decrease)	307	31	$16,165	$1,897
Fidelity Managed Retirement 2020 Fund
Class A
Shares sold	–	161	$–	$10,000
Reinvestment of distributions	68	1	3,545	85
Shares redeemed	(11)	(968)	(557)	(56,479)
Net increase (decrease)	57	(806)	$2,988	$(46,394)
Class M
Reinvestment of distributions	719	35	$37,210	$2,012
Shares redeemed	(288)	(226)	(15,222)	(13,512)
Net increase (decrease)	431	(191)	$21,988	$(11,500)
Class C
Reinvestment of distributions	393	21	$20,178	$1,189
Shares redeemed	(70)	(59)	(3,626)	(3,382)
Net increase (decrease)	323	(38)	$16,552	$(2,193)
Fidelity Managed Retirement 2020
Shares sold	–	1,316	$–	$76,478
Reinvestment of distributions	14,581	1,312	756,141	76,684
Shares redeemed	(18,896)	(13,144)	(1,058,877)	(781,579)
Net increase (decrease)	(4,315)	(10,516)	$(302,736)	$(628,417)
Class I
Reinvestment of distributions	107	12	$5,562	$693
Shares redeemed	–	(162)	–	(10,000)
Net increase (decrease)	107	(150)	$5,562	$(9,307)
Fidelity Managed Retirement 2025 Fund
Class A
Reinvestment of distributions	2,295	186	$122,486	$11,058
Shares redeemed	(117)	(22)	(6,486)	(1,353)
Net increase (decrease)	2,178	164	$116,000	$9,705
Class M
Reinvestment of distributions	1,868	110	$99,623	$6,489
Shares redeemed	(265)	(470)	(14,478)	(28,648)
Net increase (decrease)	1,603	(360)	$85,145	$(22,159)
Class C
Reinvestment of distributions	834	96	$44,051	$5,616
Shares redeemed	(357)	(5,171)	(19,071)	(320,334)
Net increase (decrease)	477	(5,075)	$24,980	$(314,718)
Fidelity Managed Retirement 2025
Shares sold	–	17,285	$–	$1,029,554
Reinvestment of distributions	76,097	7,350	4,062,852	436,774
Shares redeemed	(83,446)	(149,785)	(4,763,676)	(9,197,756)
Net increase (decrease)	(7,349)	(125,150)	$(700,824)	$(7,731,428)
Class I
Reinvestment of distributions	285	27	$15,197	$1,635
Shares redeemed	(988)	(117)	(53,802)	(7,000)
Net increase (decrease)	(703)	(90)	$(38,605)	$(5,365)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Fidelity Managed Retirement Income Fund
Class A	.71%
Actual		$1,000.00	$1,034.20	$3.64
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Class M	.96%
Actual		$1,000.00	$1,032.90	$4.92
Hypothetical-C		$1,000.00	$1,020.37	$4.89
Class C	1.46%
Actual		$1,000.00	$1,030.20	$7.47
Hypothetical-C		$1,000.00	$1,017.85	$7.43
Fidelity Managed Retirement Income	.47%
Actual		$1,000.00	$1,035.60	$2.41
Hypothetical-C		$1,000.00	$1,022.84	$2.40
Class I	.46%
Actual		$1,000.00	$1,035.50	$2.36
Hypothetical-C		$1,000.00	$1,022.89	$2.35
Fidelity Managed Retirement 2005 Fund
Class A	.74%
Actual		$1,000.00	$1,038.80	$3.80
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Class M	.99%
Actual		$1,000.00	$1,037.60	$5.08
Hypothetical-C		$1,000.00	$1,020.21	$5.04
Class C	1.48%
Actual		$1,000.00	$1,034.90	$7.59
Hypothetical-C		$1,000.00	$1,017.74	$7.53
Fidelity Managed Retirement 2005	.49%
Actual		$1,000.00	$1,040.10	$2.52
Hypothetical-C		$1,000.00	$1,022.74	$2.50
Class I	.49%
Actual		$1,000.00	$1,040.10	$2.52
Hypothetical-C		$1,000.00	$1,022.74	$2.50
Fidelity Managed Retirement 2010 Fund
Class A	.78%
Actual		$1,000.00	$1,049.80	$4.03
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class M	1.04%
Actual		$1,000.00	$1,048.40	$5.37
Hypothetical-C		$1,000.00	$1,019.96	$5.30
Class C	1.53%
Actual		$1,000.00	$1,045.80	$7.89
Hypothetical-C		$1,000.00	$1,017.49	$7.78
Fidelity Managed Retirement 2010	.53%
Actual		$1,000.00	$1,051.10	$2.74
Hypothetical-C		$1,000.00	$1,022.53	$2.70
Class I	.54%
Actual		$1,000.00	$1,051.20	$2.79
Hypothetical-C		$1,000.00	$1,022.48	$2.75
Fidelity Managed Retirement 2015 Fund
Class A	.82%
Actual		$1,000.00	$1,060.70	$4.26
Hypothetical-C		$1,000.00	$1,021.02	$4.18
Class M	1.08%
Actual		$1,000.00	$1,059.50	$5.61
Hypothetical-C		$1,000.00	$1,019.76	$5.50
Class C	1.57%
Actual		$1,000.00	$1,056.80	$8.14
Hypothetical-C		$1,000.00	$1,017.29	$7.98
Fidelity Managed Retirement 2015	.58%
Actual		$1,000.00	$1,062.20	$3.01
Hypothetical-C		$1,000.00	$1,022.28	$2.96
Class I	.58%
Actual		$1,000.00	$1,062.20	$3.01
Hypothetical-C		$1,000.00	$1,022.28	$2.96
Fidelity Managed Retirement 2020 Fund
Class A	.87%
Actual		$1,000.00	$1,071.10	$4.54
Hypothetical-C		$1,000.00	$1,020.82	$4.43
Class M	1.12%
Actual		$1,000.00	$1,070.00	$5.84
Hypothetical-C		$1,000.00	$1,019.56	$5.70
Class C	1.62%
Actual		$1,000.00	$1,067.30	$8.44
Hypothetical-C		$1,000.00	$1,017.04	$8.24
Fidelity Managed Retirement 2020	.62%
Actual		$1,000.00	$1,072.50	$3.24
Hypothetical-C		$1,000.00	$1,022.08	$3.16
Class I	.62%
Actual		$1,000.00	$1,072.70	$3.24
Hypothetical-C		$1,000.00	$1,022.08	$3.16
Fidelity Managed Retirement 2025 Fund
Class A	.91%
Actual		$1,000.00	$1,076.80	$4.76
Hypothetical-C		$1,000.00	$1,020.62	$4.63
Class M	1.16%
Actual		$1,000.00	$1,075.60	$6.07
Hypothetical-C		$1,000.00	$1,019.36	$5.90
Class C	1.66%
Actual		$1,000.00	$1,072.80	$8.67
Hypothetical-C		$1,000.00	$1,016.84	$8.44
Fidelity Managed Retirement 2025	.66%
Actual		$1,000.00	$1,078.00	$3.46
Hypothetical-C		$1,000.00	$1,021.88	$3.36
Class I	.65%
Actual		$1,000.00	$1,078.30	$3.40
Hypothetical-C		$1,000.00	$1,021.93	$3.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

MRI-SANN-0318
1.9881730.100

Fidelity® GNMA Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of January 31, 2018

% of fund's investments
0.01 - 0.99%	0.0
1 - 1.99%	4.5
2 - 2.99%	5.0
3 - 3.99%	55.6
4 - 4.99%	22.5
5 - 5.99%	6.5
6 - 6.99%	3.1
7 - 7.99%	0.6
8% and above	0.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of January 31, 2018*,**
Mortgage Securities	86.4%
CMOs and Other Mortgage Related Securities	19.0%
Short-Term Investments and Net Other Assets (Liabilities)***	(5.4)%

 * GNMA Securities - 106.2%

 ** Futures and Swaps - 5.0%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes 0.75% 7/15/19 (a)(b)
(Cost $303)	303	297

U.S. Government Agency - Mortgage Securities - 88.3%
Fannie Mae - 0.5%
12 month U.S. LIBOR + 1.480% 3.312% 7/1/34 (c)(d)	47	48
12 month U.S. LIBOR + 1.495% 3.19% 1/1/35 (c)(d)	170	176
12 month U.S. LIBOR + 1.523% 3.218% 3/1/36 (c)(d)	159	165
12 month U.S. LIBOR + 1.617% 3.319% 3/1/33 (c)(d)	108	112
12 month U.S. LIBOR + 1.645% 3.395% 6/1/47 (c)(d)	97	100
12 month U.S. LIBOR + 1.690% 3.499% 8/1/35 (c)(d)	365	383
12 month U.S. LIBOR + 1.718% 3.43% 5/1/35 (c)(d)	332	347
12 month U.S. LIBOR + 1.728% 3.448% 11/1/36 (c)(d)	199	209
12 month U.S. LIBOR + 2.176% 3.768% 8/1/35 (c)(d)	372	387
6 month U.S. LIBOR + 1.510% 2.915% 2/1/33 (c)(d)	25	25
6 month U.S. LIBOR + 1.535% 2.93% 12/1/34 (c)(d)	52	53
6 month U.S. LIBOR + 1.535% 2.958% 3/1/35 (c)(d)	30	31
6 month U.S. LIBOR + 1.550% 3.017% 9/1/33 (c)(d)	486	501
6 month U.S. LIBOR + 1.556% 3.047% 10/1/33 (c)(d)	21	21
6 month U.S. LIBOR + 1.565% 2.94% 7/1/35 (c)(d)	25	26
U.S. TREASURY 1 YEAR INDEX + 2.146% 3.19% 7/1/36 (c)(d)	134	140
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (c)(d)	51	53
U.S. TREASURY 1 YEAR INDEX + 2.447% 3.446% 7/1/34 (c)(d)	574	598
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.294% 9/1/34 (c)(d)	416	442
2.5% 10/1/31 to 1/1/33	4,020	3,961
3.5% 2/1/48 (e)	200	202
3.5% 2/1/48 (e)	200	202
3.525% 7/1/42	103	105
4% 3/1/46 to 11/1/46	14,991	15,575
5.5% 3/1/18 to 3/1/20	117	120
8.5% 12/1/27	44	50
9.5% 9/1/30	11	13
		24,045
Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.325% 2.95% 3/1/37 (c)(d)	31	32
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (c)(d)	96	99
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (c)(d)	193	201
12 month U.S. LIBOR + 1.860% 3.61% 8/1/34 (c)(d)	125	131
12 month U.S. LIBOR + 1.864% 3.614% 4/1/36 (c)(d)	144	151
12 month U.S. LIBOR + 1.961% 3.81% 6/1/33 (c)(d)	812	852
12 month U.S. LIBOR + 2.197% 3.771% 3/1/33 (c)(d)	3	3
6 month U.S. LIBOR + 1.608% 3.08% 12/1/35 (c)(d)	122	126
6 month U.S. LIBOR + 1.932% 3.297% 10/1/36 (c)(d)	306	314
6 month U.S. LIBOR + 1.976% 3.448% 10/1/35 (c)(d)	225	234
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.906% 6/1/33 (c)(d)	307	319
U.S. TREASURY 1 YEAR INDEX + 2.229% 3.319% 12/1/35 (c)(d)	1,941	2,043
U.S. TREASURY 1 YEAR INDEX + 2.267% 3.206% 6/1/33 (c)(d)	668	704
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.444% 3/1/35 (c)(d)	1,254	1,330
8.5% 6/1/25	13	15
9.5% 7/1/30	13	13
		6,567
Ginnie Mae - 87.7%
3% 5/15/27 to 2/20/47	1,079,913	1,071,584
3.7% 10/15/42	11,512	11,858
4% 5/15/44	3,074	3,220
4.5% 7/15/33 to 9/15/41	152,070	162,244
4.75% 7/15/40	1,292	1,382
4.875% 9/15/39 to 12/15/39	7,466	8,011
5.09% 4/15/36 to 11/15/36	6,747	7,292
5.15% 2/15/36 to 4/15/36	860	922
5.2% 7/15/36	66	71
5.25% 4/15/36 to 4/15/37	851	915
5.39% 5/15/36	352	382
5.4% 8/15/36	93	100
5.45% 2/15/37	862	936
5.5% 12/20/18 to 2/20/42	10,353	11,358
5.6% 11/15/36	475	517
5.65% 4/15/37	213	232
5.85% 1/15/37	116	127
6.45% 1/15/32 to 8/15/32	371	427
6.5% 7/15/23 to 1/15/39	9,466	10,699
7% 4/15/22 to 9/20/34	18,115	20,693
7.25% 9/15/27	41	47
7.5% 9/15/21 to 9/20/32	7,247	8,247
8% 1/15/20 to 9/15/31	1,975	2,271
8.5% 9/15/21 to 2/15/31	168	200
9% 9/15/19 to 5/15/30	120	130
10.5% 10/15/18	0	0
2.5% 2/20/41 to 3/20/43	48,927	47,257
3% 2/1/48 (e)	34,000	33,668
3% 2/1/48 (e)	60,550	59,959
3.25% 2/20/41 to 7/20/46	2,746	2,783
3.5% 9/15/26 to 11/20/46(a)(b)	1,362,773	1,393,187
3.5% 2/1/48 (e)	164,200	167,121
3.5% 2/1/48 (e)	23,700	24,122
3.5% 2/1/48 (e)	15,100	15,369
3.5% 2/1/48 (e)	15,150	15,419
3.5% 2/1/48 (e)	15,100	15,369
3.5% 2/1/48 (e)	15,150	15,419
3.5% 2/1/48 (e)	15,100	15,369
3.74% 7/20/42 to 8/20/42	1,411	1,452
3.75% 10/20/41 to 7/20/47	30,862	31,671
4% 2/20/33 to 7/20/47	827,385	863,190
4.25% 1/20/46	681	713
5% 8/15/18 to 4/15/41	116,120	125,759
5.35% 4/20/29 to 12/20/30	10,859	11,654
6% 12/15/23 to 3/15/39	15,363	17,284
7.395% 6/20/25 to 2/20/27	472	520
		4,181,150
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,272,422)		4,211,762

Collateralized Mortgage Obligations - 19.0%
U.S. Government Agency - 19.0%
Fannie Mae planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	1,686	1,806
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (c)(f)	$281	$58
Series 339 Class 5, 5.5% 7/25/33 (f)	355	76
Series 343 Class 16, 5.5% 5/25/34 (f)	306	55
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	673	784
Series 40 Class K, 6.5% 8/17/24	177	191
sequential payer Series 2204 Class N, 7.5% 12/20/29	1,391	1,601
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	5,862	6,403
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 1 month U.S. LIBOR + 0.350% 1.9112% 5/20/31 (c)(d)	124	124
Series 2002-41 Class HF, 1 month U.S. LIBOR + 0.400% 1.8908% 6/16/32 (c)(d)	149	150
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.1992% 6/16/37 (c)(f)(g)	1,695	305
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 2.2408% 6/16/38 (c)(d)	351	356
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 2.1412% 7/20/38 (c)(d)	1,141	1,151
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 2.1408% 10/16/40 (c)(d)	2,497	2,531
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.1138% 3/20/60 (c)(d)(h)	22,867	22,895
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.6676% 7/20/60 (c)(d)(h)	13,230	13,161
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.6794% 9/20/60 (c)(d)(h)	15,701	15,608
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.6794% 8/20/60 (c)(d)(h)	17,890	17,783
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.7594% 12/20/60 (c)(d)(h)	5,436	5,416
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.8794% 12/20/60 (c)(d)(h)	9,127	9,125
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.8794% 2/20/61 (c)(d)(h)	4,090	4,089
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.8694% 2/20/61 (c)(d)(h)	22,095	22,084
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.8794% 4/20/61 (c)(d)(h)	7,418	7,416
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.8794% 5/20/61 (c)(d)(h)	8,876	8,875
Class FC, 1 month U.S. LIBOR + 0.500% 1.8794% 5/20/61 (c)(d)(h)	8,170	8,168
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.9094% 6/20/61 (c)(d)(h)	11,001	11,007
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.9794% 10/20/61 (c)(d)(h)	12,377	12,407
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 1.8408% 4/16/42 (c)(d)	796	799
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 1.7908% 6/16/42 (c)(d)	884	885
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.0794% 11/20/61 (c)(d)(h)	10,818	10,877
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9433% 1/20/62 (c)(d)(h)	7,380	7,418
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.0094% 1/20/62 (c)(d)(h)	10,616	10,653
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.0094% 3/20/62 (c)(d)(h)	6,524	6,546
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.0294% 5/20/61 (c)(d)(h)	3,434	3,439
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 1.9094% 7/20/60 (c)(d)(h)	22,310	22,344
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.6594% 5/20/63 (c)(d)(h)	7,763	7,759
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.4433% 4/20/63 (c)(d)(h)	10,588	10,577
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 1.9112% 1/20/46 (c)(d)	3,634	3,639
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	2,144	2,354
Series 2002-50 Class PE, 6% 7/20/32	2,568	2,854
Series 2003-74 Class PZ, 5.5% 8/20/33	3,860	4,369
Series 2004-19 Class DP, 5.5% 3/20/34	76	78
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,793
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,230
Series 2006-50 Class JC, 5% 6/20/36	2,998	3,155
Series 2010-117 Class E, 3% 10/20/39	10,076	10,088
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.8776% 12/20/40(c)(g)	5,627	5,936
Series 2010-160 Class MX, 4.5% 8/20/39	5,414	5,626
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	2,516	336
Series 2015-24 Class PI, 3.5% 2/20/45 (f)	28,146	4,840
sequential payer:
Series 2001-40 Class Z, 6% 8/20/31	1,019	1,116
Series 2001-49 Class Z, 7% 10/16/31	564	646
Series 2002-18 Class ZB, 6% 3/20/32	951	1,046
Series 2002-24 Class SK, 7.950% - 1 month U.S. LIBOR 6.4592% 4/16/32 (c)(f)(g)	717	124
Series 2002-29:
Class SK, 43.250% - 1 month U.S. LIBOR 8.25% 5/20/32 (c)(g)	86	104
Class Z, 6.5% 5/16/32	1,389	1,559
Series 2002-33 Class ZJ, 6.5% 5/20/32	979	1,102
Series 2002-42 Class ZA, 6% 6/20/32	666	733
Series 2002-45 Class Z, 6% 6/20/32	400	444
Series 2003-75 Class ZA, 5.5% 9/20/33	2,431	2,666
Series 2004-24 Class ZM, 5% 4/20/34	5,254	5,648
Series 2004-46 Class BZ, 6% 6/20/34	2,968	3,303
Series 2004-86 Class G, 6% 10/20/34	6,273	7,533
Series 2005-26 Class ZA, 5.5% 1/20/35	19,636	21,218
Series 2005-28 Class AJ, 5.5% 4/20/35	4,404	4,518
Series 2005-47 Class ZY, 6% 6/20/35	8,494	9,609
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,142
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,818
Series 2006-2 Class Z, 5.5% 1/20/36	10,184	10,964
Series 2008-17 Class BN, 5% 2/20/38	4,201	4,434
Series 2010-160 Class DY, 4% 12/20/40	54,902	57,038
Series 2010-168 Class BG, 4% 4/20/40	9,158	9,544
Series 2010-170 Class B, 4% 12/20/40	8,815	9,158
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 6.5184% 2/16/41 (c)(g)	15,000	15,167
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,196
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 5.3329% 5/16/41 (c)(g)	33,426	33,615
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.0294% 11/20/65 (c)(d)(h)	5,568	5,583
Series 2000-35 Class SA, 7.950% - 1 month U.S. LIBOR 6.4592% 12/16/26 (c)(f)(g)	1,563	247
Series 2000-36 Class S, 7.950% - 1 month U.S. LIBOR 6.4592% 11/16/30 (c)(f)(g)	1,121	164
Series 2001-3 Class S, 8.100% - 1 month U.S. LIBOR 6.6092% 2/16/31 (c)(f)(g)	202	29
Series 2001-36:
Class SB, 8.100% - 1 month U.S. LIBOR 6.6092% 12/16/23 (c)(f)(g)	502	58
Class SP, 8.750% - 1 month U.S. LIBOR 7.2592% 9/16/26 (c)(f)(g)	274	28
Series 2001-38 Class SB, 7.580% - 1 month U.S. LIBOR 6.0892% 8/16/31 (c)(f)(g)	339	50
Series 2001-49:
Class SC, 7.600% - 1 month U.S. LIBOR 6.1092% 12/16/25 (c)(f)(g)	662	74
Class SL, 7.600% - 1 month U.S. LIBOR 6.1092% 5/16/30 (c)(f)(g)	988	143
Class SV, 8.250% - 1 month U.S. LIBOR 6.7592% 12/16/28 (c)(f)(g)	78	8
Series 2001-50:
Class SD, 8.200% - 1 month U.S. LIBOR 6.6388% 11/20/31 (c)(f)(g)	564	108
Class ST, 7.700% - 1 month U.S. LIBOR 6.2092% 8/16/27 (c)(f)(g)	240	35
Class SV, 9.300% - 1 month U.S. LIBOR 7.8092% 9/16/27 (c)(f)(g)	525	55
Series 2001-65 Class SV, 8.100% - 1 month U.S. LIBOR 6.5388% 2/20/29 (c)(f)(g)	1,345	266
Series 2002-21 Class SV, 8.100% - 1 month U.S. LIBOR 6.6092% 3/16/32 (c)(f)(g)	1,727	304
Series 2002-5 Class SP, 7.450% - 1 month U.S. LIBOR 5.9592% 1/16/32 (c)(f)(g)	349	44
Series 2003-23 Class S, 6.550% - 1 month U.S. LIBOR 5.0592% 12/16/29 (c)(f)(g)	1,733	241
Series 2003-42 Class SH, 6.550% - 1 month U.S. LIBOR 4.9888% 5/20/33 (c)(f)(g)	740	126
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 5.0092% 5/16/34 (c)(f)(g)	517	80
Class SG, 6.500% - 1 month U.S. LIBOR 4.9388% 3/20/33 (c)(f)(g)	7,882	1,131
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 5.6405% 8/16/34 (c)(f)(g)	3,041	587
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.6405% 8/17/34 (c)(f)(g)	1,095	212
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 5.2388% 2/20/35 (c)(f)(g)	5,898	1,035
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,127
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 4.7388% 7/20/34 (c)(f)(g)	6,014	918
Series 2006-13 Class DS, 11.100% - 1 month U.S. LIBOR 8.7582% 3/20/36 (c)(g)	5,873	6,802
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 31.2553% 6/16/37 (c)(g)	1,794	3,015
Series 2008-15 Class CI, 6.490% - 1 month U.S. LIBOR 4.9288% 2/20/38 (c)(f)(g)	2,579	403
Series 2009-13 Class E, 4.5% 3/16/39	4,909	5,079
Series 2009-42 Class AY, 5% 6/16/37	3,357	3,559
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.4592% 2/16/40 (c)(f)(g)	4,185	544
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.8938% 5/20/60 (c)(d)(h)	9,321	9,273
Series 2011-52 Class HI, 7% 4/16/41 (f)	763	174
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 4.4388% 4/20/41 (c)(f)(g)	11,066	1,700
Series 2012-103 Class IL, 3% 8/20/27 (f)	41,402	3,769
Series 2012-64 Class KI, 3.5% 11/20/36 (f)	1,904	145
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.2092% 6/16/42 (c)(f)(g)	2,684	438
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.5851% 4/20/39 (c)(g)	6,136	6,317
Class ST, 8.800% - 1 month U.S. LIBOR 6.7184% 8/20/39 (c)(g)	16,538	17,236
Series 2013-149 Class MA, 2.5% 5/20/40	62,952	61,722
Series 2013-182 Class IQ, 4.5% 12/16/43 (f)	10,159	2,133
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 6.3776% 3/20/41 (c)(g)	47,031	48,356
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	54,758	54,704
Series 2015-H17 Class HA, 2.5% 5/20/65 (h)	22,853	22,828
Series 2015-H21:
Class HZ, 4.5593% 6/20/63 (c)(h)	5,561	5,775
Class JZ, 4.6423% 6/20/65 (c)(h)	1,115	1,171
Series 2016-146 Class AL, 5.872% 5/20/40 (c)	5,782	6,462
Series 2016-17 Class A, 3% 2/16/46	37,089	36,950
Series 2017-75 Class PT, 5.7121% 4/20/47 (c)	30,551	33,410
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.97% 8/20/66 (c)(d)(h)	31,683	31,763
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $912,925)		904,046

Commercial Mortgage Securities - 0.0%
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (c)(f)	4,384	25
Series 2001-12 Class X, 0.643% 7/16/40 (c)(f)	1,231	1
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9926% 9/16/42 (c)(f)	4,005	99
Series 2002-62 Class IO, 1.0882% 8/16/42 (c)(f)	2,155	28
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $6,396)		153
	Shares	Value (000s)

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.39% (i)
(Cost $10,998)	10,995,732	10,998
TOTAL INVESTMENT IN SECURITIES - 107.5%
(Cost $5,203,044)		5,127,256
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(358,665)
NET ASSETS - 100%		$4,768,591

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 2/1/33	$(1,100)	$(1,083)
Ginnie Mae
3% 2/1/48	(28,000)	(27,727)
3% 2/1/48	(5,000)	(4,951)
3% 2/1/48	(6,000)	(5,941)
3.5% 2/1/48	(35,000)	(35,623)
3.5% 2/1/48	(17,000)	(17,302)

TOTAL GINNIE MAE		(91,544)

TOTAL TBA SALE COMMITMENTS
(Proceeds $93,288)		$(92,627)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	615	March 2018	$74,771	$1,930	$1,930
CBOT 2-Year U.S. Treasury Note Contracts (United States)	160	March 2018	34,118	212	212
CBOT 5-Year U.S. Treasury Note Contracts (United States)	734	March 2018	84,198	1,495	1,495
CBOT Long Term U.S. Treasury Bond Contracts (United States)	311	March 2018	45,970	436	436
TOTAL FUTURES CONTRACTS					$4,073

The notional amount of futures sold as a percentage of Net Assets is 5.0%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $220,157,000.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,065,000.

 (b) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,607,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$459
Total	$459

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$297	$--	$297	$--
U.S. Government Agency - Mortgage Securities	4,211,762	--	4,211,762	--
Collateralized Mortgage Obligations	904,046	--	904,046	--
Commercial Mortgage Securities	153	--	153	--
Money Market Funds	10,998	10,998	--	--
Total Investments in Securities:	$5,127,256	$10,998	$5,116,258	$--
Derivative Instruments:
Assets
Futures Contracts	$4,073	$4,073	$--	$--
Total Assets	$4,073	$4,073	$--	$--
Total Derivative Instruments:	$4,073	$4,073	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(92,627)	$--	$(92,627)	$--
Total Other Financial Instruments:	$(92,627)	$--	$(92,627)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$4,073	$0
Total Interest Rate Risk	4,073	0
Total Value of Derivatives	$4,073	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,192,046)	$5,116,258
Fidelity Central Funds (cost $10,998)	10,998
Total Investment in Securities (cost $5,203,044)		$5,127,256
Receivable for investments sold		142
Receivable for TBA sale commitments		93,288
Receivable for fund shares sold		1,523
Interest receivable		13,632
Distributions receivable from Fidelity Central Funds		27
Receivable for daily variation margin on futures contracts		9
Other receivables		52
Total assets		5,235,929
Liabilities
Payable for investments purchased
Regular delivery	$1,110
Delayed delivery	365,396
TBA sale commitments, at value	92,627
Payable for fund shares redeemed	5,029
Distributions payable	1,294
Accrued management fee	1,245
Other affiliated payables	586
Other payables and accrued expenses	51
Total liabilities		467,338
Net Assets		$4,768,591
Net Assets consist of:
Paid in capital		$4,880,501
Distributions in excess of net investment income		(25,416)
Accumulated undistributed net realized gain (loss) on investments		(15,440)
Net unrealized appreciation (depreciation) on investments		(71,054)
Net Assets, for 424,988 shares outstanding		$4,768,591
Net Asset Value, offering price and redemption price per share ($4,768,591 ÷ 424,988 shares)		$11.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2018 (Unaudited)
Investment Income
Interest		$65,759
Income from Fidelity Central Funds		459
Total income		66,218
Expenses
Management fee	$7,790
Transfer agent fees	2,539
Fund wide operations fee	1,086
Independent trustees' fees and expenses	12
Miscellaneous	6
Total expenses before reductions	11,433
Expense reductions	(1)	11,432
Net investment income (loss)		54,786
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,796)
Fidelity Central Funds	2
Futures contracts	2,030
Swaps	2,855
Total net realized gain (loss)		(4,909)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(93,351)
Fidelity Central Funds	(2)
Futures contracts	4,060
Swaps	(563)
Delayed delivery commitments	523
Total change in net unrealized appreciation (depreciation)		(89,333)
Net gain (loss)		(94,242)
Net increase (decrease) in net assets resulting from operations		$(39,456)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,786	$118,833
Net realized gain (loss)	(4,909)	(14,717)
Change in net unrealized appreciation (depreciation)	(89,333)	(109,338)
Net increase (decrease) in net assets resulting from operations	(39,456)	(5,222)
Distributions to shareholders from net investment income	(59,573)	(112,811)
Distributions to shareholders from net realized gain	–	(22,284)
Distributions to shareholders from tax return of capital	–	(2,531)
Total distributions	(59,573)	(137,626)
Share transactions
Proceeds from sales of shares	260,247	847,715
Reinvestment of distributions	53,002	123,889
Cost of shares redeemed	(661,388)	(1,988,083)
Net increase (decrease) in net assets resulting from share transactions	(348,139)	(1,016,479)
Total increase (decrease) in net assets	(447,168)	(1,159,327)
Net Assets
Beginning of period	5,215,759	6,375,086
End of period	$4,768,591	$5,215,759
Other Information
Distributions in excess of net investment income end of period	$(25,416)	$(20,629)
Shares
Sold	22,808	73,572
Issued in reinvestment of distributions	4,655	10,759
Redeemed	(58,055)	(173,482)
Net increase (decrease)	(30,592)	(89,151)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity GNMA Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$11.70	$11.63	$11.49	$11.30	$11.98
Income from Investment Operations
Net investment income (loss)A	.123	.235	.245	.228	.257	.222
Net realized and unrealized gain (loss)	(.219)	(.215)	.128	.130	.252	(.520)
Total from investment operations	(.096)	.020	.373	.358	.509	(.298)
Distributions from net investment income	(.134)	(.224)	(.244)	(.218)	(.252)B	(.216)
Distributions from net realized gain	–	(.041)	(.059)	–	(.067)B	(.166)
Distributions from tax return of capital	–	(.005)	–	–	–	–
Total distributions	(.134)	(.270)	(.303)	(.218)	(.319)	(.382)
Net asset value, end of period	$11.22	$11.45	$11.70	$11.63	$11.49	$11.30
Total ReturnC,D	(.85)%	.19%	3.26%	3.13%	4.58%	(2.57)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.14%G	2.04%	2.11%	1.96%	2.26%	1.90%
Supplemental Data
Net assets, end of period (in millions)	$4,769	$5,216	$6,375	$5,945	$6,683	$8,154
Portfolio turnover rateH	218%G	270%	304%	450%	409%	363%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swaps, deferred trustees compensation, tax return of capital distributions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$35,185
Gross unrealized depreciation	(106,654)
Net unrealized appreciation (depreciation)	$(71,469)
Tax cost	$5,203,459

The Fund elected to elect to defer to its next fiscal year approximately $10,323 of capital losses recognized during the period November 1, 2016 to July 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$2,030	$4,060
Swaps	2,855	(563)
Totals	$4,885	$3,497

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps". For the period, the average monthly notional amount for swaps in the aggregate was $57,992,000.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $1.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Actual	.45%	$1,000.00	$991.50	$2.26
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity GNMA Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity GNMA Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2016.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Advisor Simplicity RMD Income Fund℠
Fidelity Advisor Simplicity RMD 2005 Fund℠
Fidelity Advisor Simplicity RMD 2010 Fund℠
Fidelity Advisor Simplicity RMD 2015 Fund℠
Fidelity Advisor Simplicity RMD 2020 Fund℠
Class A, Class M, Class C and Class I

Semi-Annual Report

January 31, 2018

Each Class A, Class M, Class C and Class I are classes of Fidelity Simplicity RMD Funds℠

Contents

Fidelity Simplicity RMD Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2005 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Simplicity RMD Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.6
Fidelity Series Government Money Market Fund 1.39%	22.9
Fidelity Series Short-Term Credit Fund	5.7
Fidelity Series Inflation-Protected Bond Index Fund	3.8
Fidelity Series Emerging Markets Fund	3.2
Fidelity Series International Growth Fund	2.7
Fidelity Series International Value Fund	2.7
Fidelity Series Intrinsic Opportunities Fund	2.1
Fidelity Series Long-Term Treasury Bond Index Fund	2.1
Fidelity Series Commodity Strategy Fund	2.1
84.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.5%
International Equity Funds	9.6%
Bond Funds	46.3%
Short-Term Funds	28.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD Income Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,102	$57,051
Fidelity Series 1000 Value Index Fund (a)	5,323	70,368
Fidelity Series All-Sector Equity Fund (a)	7,998	107,660
Fidelity Series Blue Chip Growth Fund (a)	7,348	110,439
Fidelity Series Commodity Strategy Fund (a)	46,753	259,949
Fidelity Series Growth & Income Fund (a)	15,076	249,506
Fidelity Series Growth Company Fund (a)	12,028	220,476
Fidelity Series Intrinsic Opportunities Fund (a)	14,221	269,776
Fidelity Series Opportunistic Insights Fund (a)	6,401	121,355
Fidelity Series Real Estate Equity Fund (a)	1,722	21,272
Fidelity Series Small Cap Discovery Fund (a)	2,544	32,560
Fidelity Series Small Cap Opportunities Fund (a)	6,705	97,155
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,301	192,630
Fidelity Series Value Discovery Fund (a)	9,839	136,660
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,749,628)		1,946,857

International Equity Funds - 9.6%
Fidelity Series Canada Fund (a)	3,044	33,454
Fidelity Series Emerging Markets Fund (a)	17,361	404,349
Fidelity Series International Growth Fund (a)	19,934	340,869
Fidelity Series International Small Cap Fund (a)	4,271	81,443
Fidelity Series International Value Fund (a)	29,932	338,527
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,043,782)		1,198,642

Bond Funds - 46.3%
Fidelity Series Emerging Markets Debt Fund (a)	7,278	74,743
Fidelity Series Floating Rate High Income Fund (a)	3,244	30,984
Fidelity Series High Income Fund (a)	18,933	184,979
Fidelity Series Inflation-Protected Bond Index Fund (a)	48,905	473,402
Fidelity Series International Credit Fund (a)	512	5,106
Fidelity Series Investment Grade Bond Fund (a)	424,236	4,713,265
Fidelity Series Long-Term Treasury Bond Index Fund (a)	30,791	265,725
Fidelity Series Real Estate Income Fund (a)	5,299	57,128
TOTAL BOND FUNDS
(Cost $5,891,545)		5,805,332

Short-Term Funds - 28.6%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	2,865,886	2,865,886
Fidelity Series Short-Term Credit Fund (a)	71,984	713,358
TOTAL SHORT-TERM FUNDS
(Cost $3,585,113)		3,579,244
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,270,068)		12,530,075
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,976)
NET ASSETS - 100%		$12,525,099

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$48,809	$15,659	$14,482	$1,166	$305	$6,760	$57,051
Fidelity Series 1000 Value Index Fund	59,653	20,294	14,205	2,638	136	4,490	70,368
Fidelity Series All-Sector Equity Fund	91,767	37,851	25,034	10,642	30	3,046	107,660
Fidelity Series Blue Chip Growth Fund	92,951	39,061	29,425	11,085	245	7,607	110,439
Fidelity Series Canada Fund	--	37,698	5,688	359	35	1,409	33,454
Fidelity Series Commodity Strategy Fund	211,763	63,282	29,838	1,289	146	14,596	259,949
Fidelity Series Emerging Markets Debt Fund	61,666	21,871	8,258	2,999	(45)	(491)	74,743
Fidelity Series Emerging Markets Fund	490,145	112,235	265,609	11,845	18,536	49,042	404,349
Fidelity Series Floating Rate High Income Fund	25,746	8,626	3,440	762	(4)	56	30,984
Fidelity Series Government Money Market Fund 1.39%	2,030,693	1,131,663	296,470	14,437	--	--	2,865,886
Fidelity Series Growth & Income Fund	214,553	74,858	61,352	11,345	930	20,517	249,506
Fidelity Series Growth Company Fund	183,716	75,835	60,935	20,353	1,008	20,852	220,476
Fidelity Series High Income Fund	154,714	48,689	19,082	5,784	17	641	184,979
Fidelity Series Inflation-Protected Bond Index Fund	392,177	143,662	52,701	9,413	(369)	(9,367)	473,402
Fidelity Series International Credit Fund	4,963	158	--	96	--	(15)	5,106
Fidelity Series International Growth Fund	298,725	94,625	83,715	10,131	1,371	29,863	340,869
Fidelity Series International Small Cap Fund	68,692	25,334	19,565	4,806	310	6,672	81,443
Fidelity Series International Value Fund	302,189	94,747	82,287	10,114	1,125	22,753	338,527
Fidelity Series Intrinsic Opportunities Fund	212,114	74,549	41,026	10,875	472	23,667	269,776
Fidelity Series Investment Grade Bond Fund	3,875,896	1,429,934	515,333	73,052	(1,928)	(75,304)	4,713,265
Fidelity Series Long-Term Treasury Bond Index Fund	95,279	198,862	23,306	2,679	(166)	(4,944)	265,725
Fidelity Series Opportunistic Insights Fund	102,882	43,603	33,272	12,999	408	7,734	121,355
Fidelity Series Real Estate Equity Fund	18,859	7,089	3,158	1,025	(50)	(1,468)	21,272
Fidelity Series Real Estate Income Fund	48,806	17,545	6,466	2,763	(79)	(2,678)	57,128
Fidelity Series Short-Term Credit Fund	863,477	210,564	354,497	7,170	(285)	(5,901)	713,358
Fidelity Series Small Cap Discovery Fund	27,473	8,551	6,178	239	71	2,643	32,560
Fidelity Series Small Cap Opportunities Fund	82,893	34,406	21,197	9,709	(90)	1,143	97,155
Fidelity Series Stock Selector Large Cap Value Fund	160,891	59,913	34,238	12,056	83	5,981	192,630
Fidelity Series Value Discovery Fund	113,333	42,582	24,517	7,015	75	5,187	136,660
Total	$10,334,825	$4,173,746	$2,135,274	$268,846	$22,287	$134,491	$12,530,075

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $12,270,068) — See accompanying schedule		$12,530,075
Cash		4
Receivable for investments sold		152,292
Receivable for fund shares sold		118
Total assets		12,682,489
Liabilities
Payable for investments purchased	$152,020
Payable for fund shares redeemed	389
Accrued management fee	4,769
Distribution and service plan fees payable	212
Total liabilities		157,390
Net Assets		$12,525,099
Net Assets consist of:
Paid in capital		$12,173,246
Undistributed net investment income		12,318
Accumulated undistributed net realized gain (loss) on investments		79,528
Net unrealized appreciation (depreciation) on investments		260,007
Net Assets		$12,525,099
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($199,905 ÷ 3,416.94 shares)		$58.50
Maximum offering price per share (100/94.25 of $58.50)		$62.07
Class M:
Net Asset Value and redemption price per share ($132,714 ÷ 2,269.22 shares)		$58.48
Maximum offering price per share (100/96.50 of $58.48)		$60.60
Class C:
Net Asset Value and offering price per share ($137,858 ÷ 2,367.40 shares)(a)		$58.23
Fidelity Simplicity RMD Income:
Net Asset Value, offering price and redemption price per share ($12,001,751 ÷ 205,159.15 shares)		$58.50
Class I:
Net Asset Value, offering price and redemption price per share ($52,871 ÷ 903.74 shares)		$58.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$148,657
Expenses
Management fee	$26,309
Distribution and service plan fees	1,316
Independent trustees' fees and expenses	20
Total expenses before reductions	27,645
Expense reductions	(180)	27,465
Net investment income (loss)		121,192
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	22,287
Capital gain distributions from underlying funds	120,189
Total net realized gain (loss)		142,476
Change in net unrealized appreciation (depreciation) on underlying funds		134,491
Net gain (loss)		276,967
Net increase (decrease) in net assets resulting from operations		$398,159

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$121,192	$152,983
Net realized gain (loss)	142,476	759,810
Change in net unrealized appreciation (depreciation)	134,491	(306,710)
Net increase (decrease) in net assets resulting from operations	398,159	606,083
Distributions to shareholders from net investment income	(120,858)	(143,336)
Distributions to shareholders from net realized gain	(739,151)	(31,846)
Total distributions	(860,009)	(175,182)
Share transactions - net increase (decrease)	2,656,169	589,507
Total increase (decrease) in net assets	2,194,319	1,020,408
Net Assets
Beginning of period	10,330,780	9,310,372
End of period	$12,525,099	$10,330,780
Other Information
Undistributed net investment income end of period	$12,318	$11,984

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD Income Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$61.21	$58.63	$59.28	$58.28	$54.77	$50.48
Income from Investment Operations
Net investment income (loss)A	.565	.776	.779	.718	.718	.840
Net realized and unrealized gain (loss)	1.415	2.694	.322	1.623	3.808	4.571
Total from investment operations	1.980	3.470	1.101	2.341	4.526	5.411
Distributions from net investment income	(.540)	(.711)	(.768)	(.704)	(.677)	(.900)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(4.690)	(.890)	(1.751)	(1.341)	(1.016)	(1.121)
Net asset value, end of period	$58.50	$61.21	$58.63	$59.28	$58.28	$54.77
Total ReturnB,C,D	3.42%	5.99%	1.99%	4.06%	8.32%	10.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.72%G	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.71%G	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.92%G	1.31%	1.37%	1.22%	1.27%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$200	$195	$190	$467	$220	$424
Portfolio turnover rateE	38%G	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$61.18	$58.61	$59.27	$58.27	$54.78	$50.49
Income from Investment Operations
Net investment income (loss)A	.492	.627	.640	.572	.579	.706
Net realized and unrealized gain (loss)	1.417	2.695	.310	1.631	3.796	4.576
Total from investment operations	1.909	3.322	.950	2.203	4.375	5.282
Distributions from net investment income	(.459)	(.573)	(.627)	(.566)	(.546)	(.771)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(4.609)	(.752)	(1.610)	(1.203)	(.885)	(.992)
Net asset value, end of period	$58.48	$61.18	$58.61	$59.27	$58.27	$54.78
Total ReturnB,C,D	3.29%	5.73%	1.72%	3.82%	8.04%	10.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%G	.58%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.97%G	.58%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.96%G	.58%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.67 %G	1.06%	1.12%	.97%	1.02%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$133	$147	$153	$334	$190	$190
Portfolio turnover rateE	38%G	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.93	$58.41	$59.07	$58.11	$54.66	$50.43
Income from Investment Operations
Net investment income (loss)A	.343	.329	.351	.276	.295	.444
Net realized and unrealized gain (loss)	1.411	2.685	.321	1.618	3.791	4.564
Total from investment operations	1.754	3.014	.672	1.894	4.086	5.008
Distributions from net investment income	(.304)	(.315)	(.349)	(.297)	(.297)	(.557)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(4.454)	(.494)	(1.332)	(.934)	(.636)	(.778)
Net asset value, end of period	$58.23	$60.93	$58.41	$59.07	$58.11	$54.66
Total ReturnB,C,D	3.03%	5.20%	1.23%	3.29%	7.51%	10.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.46%G,H	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.46%G,H	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.46%G,H	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.17%G	.56%	.62%	.47%	.52%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$138	$150	$159	$168	$156	$113
Portfolio turnover rateE	38%G	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$61.22	$58.62	$59.28	$58.27	$54.77	$50.49
Income from Investment Operations
Net investment income (loss)A	.637	.923	.920	.866	.866	.969
Net realized and unrealized gain (loss)	1.415	2.703	.317	1.628	3.805	4.563
Total from investment operations	2.052	3.626	1.237	2.494	4.671	5.532
Distributions from net investment income	(.622)	(.847)	(.914)	(.847)	(.832)	(1.031)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(4.772)	(1.026)	(1.897)	(1.484)	(1.171)	(1.252)
Net asset value, end of period	$58.50	$61.22	$58.62	$59.28	$58.27	$54.77
Total ReturnB,C	3.54%	6.27%	2.24%	4.33%	8.60%	11.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.08%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.47%F	.08%	-%	-%	-%	-%
Expenses net of all reductions	.46%F	.08%	-%	-%	-%	-%
Net investment income (loss)	2.17%F	1.56%	1.62%	1.47%	1.52%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$12,002	$9,783	$8,756	$9,139	$6,818	$2,108
Portfolio turnover rateD	38%F	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$61.21	$58.62	$59.27	$58.26	$54.77	$50.48
Income from Investment Operations
Net investment income (loss)A	.639	.924	.921	.864	.863	.969
Net realized and unrealized gain (loss)	1.416	2.692	.326	1.630	3.798	4.573
Total from investment operations	2.055	3.616	1.247	2.494	4.661	5.542
Distributions from net investment income	(.615)	(.847)	(.914)	(.847)	(.832)	(1.031)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(4.765)	(1.026)	(1.897)	(1.484)	(1.171)	(1.252)
Net asset value, end of period	$58.50	$61.21	$58.62	$59.27	$58.26	$54.77
Total ReturnB,C	3.55%	6.25%	2.26%	4.33%	8.58%	11.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F,G	.08%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.46%F,G	.08%	-%	-%	-%	-%
Expenses net of all reductions	.46%F,G	.08%	-%	-%	-%	-%
Net investment income (loss)	2.17 %F	1.55%	1.62%	1.47%	1.52%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$53	$56	$53	$68	$30	$27
Portfolio turnover rateD	38%F	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	36.6
Fidelity Series Government Money Market Fund 1.39%	21.3
Fidelity Series Short-Term Credit Fund	5.3
Fidelity Series Inflation-Protected Bond Index Fund	3.6
Fidelity Series Emerging Markets Fund	3.6
Fidelity Series International Growth Fund	3.0
Fidelity Series International Value Fund	3.0
Fidelity Series Intrinsic Opportunities Fund	2.5
Fidelity Series Growth & Income Fund	2.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.1
83.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.7%
International Equity Funds	10.6%
Bond Funds	45.1%
Short-Term Funds	26.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2005 Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	5,767	$106,050
Fidelity Series 1000 Value Index Fund (a)	9,891	130,758
Fidelity Series All-Sector Equity Fund (a)	14,868	200,122
Fidelity Series Blue Chip Growth Fund (a)	13,660	205,311
Fidelity Series Commodity Strategy Fund (a)	75,164	417,910
Fidelity Series Growth & Income Fund (a)	28,024	463,798
Fidelity Series Growth Company Fund (a)	22,343	409,545
Fidelity Series Intrinsic Opportunities Fund (a)	27,009	512,366
Fidelity Series Opportunistic Insights Fund (a)	11,899	225,600
Fidelity Series Real Estate Equity Fund (a)	3,230	39,888
Fidelity Series Small Cap Discovery Fund (a)	4,731	60,551
Fidelity Series Small Cap Opportunities Fund (a)	12,461	180,565
Fidelity Series Stock Selector Large Cap Value Fund (a)	26,579	358,024
Fidelity Series Value Discovery Fund (a)	18,285	253,984
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,163,204)		3,564,472

International Equity Funds - 10.6%
Fidelity Series Canada Fund (a)	5,442	59,811
Fidelity Series Emerging Markets Fund (a)	30,820	717,804
Fidelity Series International Growth Fund (a)	35,629	609,262
Fidelity Series International Small Cap Fund (a)	7,634	145,577
Fidelity Series International Value Fund (a)	53,494	605,017
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,857,302)		2,137,471

Bond Funds - 45.1%
Fidelity Series Emerging Markets Debt Fund (a)	11,642	119,565
Fidelity Series Floating Rate High Income Fund (a)	5,177	49,442
Fidelity Series High Income Fund (a)	30,679	299,737
Fidelity Series Inflation-Protected Bond Index Fund (a)	74,777	723,837
Fidelity Series International Credit Fund (a)	1,055	10,523
Fidelity Series Investment Grade Bond Fund (a)	664,984	7,387,975
Fidelity Series Long-Term Treasury Bond Index Fund (a)	49,586	427,924
Fidelity Series Real Estate Income Fund (a)	8,483	91,447
TOTAL BOND FUNDS
(Cost $9,245,421)		9,110,450

Short-Term Funds - 26.6%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	4,295,765	4,295,765
Fidelity Series Short-Term Credit Fund (a)	107,845	1,068,741
TOTAL SHORT-TERM FUNDS
(Cost $5,373,487)		5,364,506
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $19,639,414)		20,176,899
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,402)
NET ASSETS - 100%		$20,168,497

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$119,243	$12,450	$39,997	$2,214	$12,609	$1,745	$106,050
Fidelity Series 1000 Value Index Fund	145,677	17,554	41,796	5,006	1,405	7,918	130,758
Fidelity Series All-Sector Equity Fund	224,142	39,427	70,680	20,200	2,614	4,619	200,122
Fidelity Series Blue Chip Growth Fund	226,996	43,708	79,930	23,979	1,931	12,606	205,311
Fidelity Series Canada Fund	--	72,064	15,199	646	240	2,706	59,811
Fidelity Series Commodity Strategy Fund	427,033	40,226	74,102	2,170	1,220	23,533	417,910
Fidelity Series Emerging Markets Debt Fund	125,284	16,557	21,578	5,145	15	(713)	119,565
Fidelity Series Emerging Markets Fund	1,075,333	80,417	569,105	20,605	58,448	72,711	717,804
Fidelity Series Floating Rate High Income Fund	52,310	6,082	8,991	1,326	(14)	55	49,442
Fidelity Series Government Money Market Fund 1.39%	3,768,240	1,144,849	617,324	23,100	--	--	4,295,765
Fidelity Series Growth & Income Fund	524,118	69,129	169,841	24,295	4,523	35,869	463,798
Fidelity Series Growth Company Fund	450,979	77,722	165,977	38,631	11,992	34,829	409,545
Fidelity Series High Income Fund	314,318	34,968	50,443	10,078	(19)	913	299,737
Fidelity Series Inflation-Protected Bond Index Fund	756,769	98,404	117,157	14,552	(245)	(13,934)	723,837
Fidelity Series International Credit Fund	10,427	197	70	197	--	(31)	10,523
Fidelity Series International Growth Fund	691,601	75,745	219,039	18,363	8,206	52,749	609,262
Fidelity Series International Small Cap Fund	159,075	22,488	49,594	8,693	2,525	11,083	145,577
Fidelity Series International Value Fund	699,870	75,742	216,578	18,332	8,279	37,704	605,017
Fidelity Series Intrinsic Opportunities Fund	530,195	70,242	134,620	24,248	2,734	43,815	512,366
Fidelity Series Investment Grade Bond Fund	7,613,077	990,731	1,097,138	122,764	1,140	(119,835)	7,387,975
Fidelity Series Long-Term Treasury Bond Index Fund	191,225	289,997	45,819	4,650	(126)	(7,353)	427,924
Fidelity Series Opportunistic Insights Fund	251,280	46,228	89,885	24,673	5,392	12,585	225,600
Fidelity Series Real Estate Equity Fund	45,923	6,553	9,567	2,108	(61)	(2,960)	39,888
Fidelity Series Real Estate Income Fund	99,248	13,717	16,903	4,777	(94)	(4,521)	91,447
Fidelity Series Short-Term Credit Fund	1,590,843	117,608	630,064	11,582	(652)	(8,994)	1,068,741
Fidelity Series Small Cap Discovery Fund	67,093	6,314	18,270	454	657	4,757	60,551
Fidelity Series Small Cap Opportunities Fund	202,458	38,100	61,431	20,568	954	484	180,565
Fidelity Series Stock Selector Large Cap Value Fund	393,010	56,932	104,834	22,877	2,989	9,927	358,024
Fidelity Series Value Discovery Fund	276,873	37,351	70,409	13,311	1,129	9,040	253,984
Total	$21,032,640	$3,601,502	$4,806,341	$489,544	$127,791	$221,307	$20,176,899

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $19,639,414) — See accompanying schedule		$20,176,899
Cash		3
Receivable for investments sold		495,907
Total assets		20,672,809
Liabilities
Payable for investments purchased	$81,189
Payable for fund shares redeemed	414,717
Accrued management fee	8,164
Distribution and service plan fees payable	242
Total liabilities		504,312
Net Assets		$20,168,497
Net Assets consist of:
Paid in capital		$19,383,434
Undistributed net investment income		34,379
Accumulated undistributed net realized gain (loss) on investments		213,199
Net unrealized appreciation (depreciation) on investments		537,485
Net Assets		$20,168,497
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($133,565 ÷ 2,262.45 shares)		$59.04
Maximum offering price per share (100/94.25 of $59.04)		$62.64
Class M:
Net Asset Value and redemption price per share ($379,061 ÷ 6,426.43 shares)		$58.98
Maximum offering price per share (100/96.50 of $58.98)		$61.12
Class C:
Net Asset Value and offering price per share ($68,011 ÷ 1,158.27 shares)(a)		$58.72
Fidelity Simplicity RMD 2005:
Net Asset Value, offering price and redemption price per share ($19,548,048 ÷ 331,318.79 shares)		$59.00
Class I:
Net Asset Value, offering price and redemption price per share ($39,812 ÷ 674.74 shares)		$59.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$251,975
Expenses
Management fee	$48,887
Distribution and service plan fees	1,584
Independent trustees' fees and expenses	38
Total expenses before reductions	50,509
Expense reductions	(179)	50,330
Net investment income (loss)		201,645
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	127,791
Capital gain distributions from underlying funds	237,569
Total net realized gain (loss)		365,360
Change in net unrealized appreciation (depreciation) on underlying funds		221,307
Net gain (loss)		586,667
Net increase (decrease) in net assets resulting from operations		$788,312

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$201,645	$393,698
Net realized gain (loss)	365,360	2,490,450
Change in net unrealized appreciation (depreciation)	221,307	(1,018,995)
Net increase (decrease) in net assets resulting from operations	788,312	1,865,153
Distributions to shareholders from net investment income	(191,557)	(376,638)
Distributions to shareholders from net realized gain	(2,298,356)	(164,913)
Total distributions	(2,489,913)	(541,551)
Share transactions - net increase (decrease)	846,455	(9,825,354)
Total increase (decrease) in net assets	(855,146)	(8,501,752)
Net Assets
Beginning of period	21,023,643	29,525,395
End of period	$20,168,497	$21,023,643
Other Information
Undistributed net investment income end of period	$34,379	$24,291

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2005 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.49	$60.95	$61.71	$59.76	$55.54	$50.43
Income from Investment Operations
Net investment income (loss)A	.547	.826	.815	.758	.733	.868
Net realized and unrealized gain (loss)	1.768	3.839	.196	2.089	4.363	5.348
Total from investment operations	2.315	4.665	1.011	2.847	5.096	6.216
Distributions from net investment income	(.474)	(.766)	(.798)	(.749)	(.713)	(.879)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(7.765)	(1.125)	(1.771)	(.897)	(.876)	(1.106)
Net asset value, end of period	$59.04	$64.49	$60.95	$61.71	$59.76	$55.54
Total ReturnB,C,D	3.94%	7.77%	1.78%	4.79%	9.23%	12.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.32%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.74%G	.32%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.73%G	.32%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.80%G	1.33%	1.38%	1.24%	1.25%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$134	$343	$494	$832	$699	$122
Portfolio turnover rateE	36%G	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.47	$60.94	$61.71	$59.77	$55.55	$50.46
Income from Investment Operations
Net investment income (loss)A	.461	.671	.667	.604	.580	.738
Net realized and unrealized gain (loss)	1.764	3.842	.189	2.087	4.379	5.346
Total from investment operations	2.225	4.513	.856	2.691	4.959	6.084
Distributions from net investment income	(.424)	(.624)	(.653)	(.603)	(.576)	(.767)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(7.715)	(.983)	(1.626)	(.751)	(.739)	(.994)
Net asset value, end of period	$58.98	$64.47	$60.94	$61.71	$59.77	$55.55
Total ReturnB,C,D	3.78%	7.50%	1.51%	4.52%	8.97%	12.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	.99%G	.57%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.99%G	.57%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.99%G	.57%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.54%G	1.08%	1.13%	.99%	1.00%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$379	$380	$419	$466	$338	$326
Portfolio turnover rateE	36%G	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.21	$60.72	$61.52	$59.65	$55.49	$50.44
Income from Investment Operations
Net investment income (loss)A	.311	.360	.370	.296	.293	.471
Net realized and unrealized gain (loss)	1.756	3.828	.197	2.081	4.369	5.346
Total from investment operations	2.067	4.188	.567	2.377	4.662	5.817
Distributions from net investment income	(.266)	(.339)	(.394)	(.359)	(.339)	(.540)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(7.557)	(.698)	(1.367)	(.507)	(.502)	(.767)
Net asset value, end of period	$58.72	$64.21	$60.72	$61.52	$59.65	$55.49
Total ReturnB,C,D	3.53%	6.97%	1.02%	4.00%	8.43%	11.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.49%G	1.07%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.49%G	1.07%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.49%G	1.07%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.04%G	.58%	.63%	.49%	.50%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$68	$76	$213	$177	$37	$18
Portfolio turnover rateE	36%G	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.50	$60.94	$61.71	$59.76	$55.54	$50.44
Income from Investment Operations
Net investment income (loss)A	.612	.981	.959	.910	.874	1.003
Net realized and unrealized gain (loss)	1.761	3.850	.194	2.088	4.376	5.340
Total from investment operations	2.373	4.831	1.153	2.998	5.250	6.343
Distributions from net investment income	(.582)	(.912)	(.950)	(.900)	(.867)	(1.016)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(7.873)	(1.271)	(1.923)	(1.048)	(1.030)	(1.243)
Net asset value, end of period	$59.00	$64.50	$60.94	$61.71	$59.76	$55.54
Total ReturnB,C	4.04%	8.05%	2.03%	5.05%	9.52%	12.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.07%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.49%F	.07%	-%	-%	-%	-%
Expenses net of all reductions	.49%F	.07%	-%	-%	-%	-%
Net investment income (loss)	2.04%F	1.58%	1.63%	1.49%	1.50%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$19,548	$20,180	$28,337	$26,020	$21,766	$7,494
Portfolio turnover rateD	36%F	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.50	$60.94	$61.71	$59.76	$55.54	$50.44
Income from Investment Operations
Net investment income (loss)A	.612	.980	.978	.906	.871	1.011
Net realized and unrealized gain (loss)	1.758	3.851	.175	2.092	4.379	5.332
Total from investment operations	2.370	4.831	1.153	2.998	5.250	6.343
Distributions from net investment income	(.579)	(.912)	(.950)	(.900)	(.867)	(1.016)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(7.870)	(1.271)	(1.923)	(1.048)	(1.030)	(1.243)
Net asset value, end of period	$59.00	$64.50	$60.94	$61.71	$59.76	$55.54
Total ReturnB,C	4.03%	8.05%	2.03%	5.05%	9.52%	12.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.07%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.49%F	.07%	-%	-%	-%	-%
Expenses net of all reductions	.49%F	.07%	-%	-%	-%	-%
Net investment income (loss)	2.04%F	1.58%	1.63%	1.49%	1.50%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$40	$44	$62	$300	$91	$83
Portfolio turnover rateD	36%F	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.6
Fidelity Series Government Money Market Fund 1.39%	17.2
Fidelity Series Emerging Markets Fund	4.4
Fidelity Series Short-Term Credit Fund	4.3
Fidelity Series International Growth Fund	3.8
Fidelity Series International Value Fund	3.8
Fidelity Series Intrinsic Opportunities Fund	3.4
Fidelity Series Inflation-Protected Bond Index Fund	3.2
Fidelity Series Growth & Income Fund	3.2
Fidelity Series Growth Company Fund	2.8
79.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.6%
International Equity Funds	13.3%
Bond Funds	41.6%
Short-Term Funds	21.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2010 Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,883	$53,012
Fidelity Series 1000 Value Index Fund (a)	4,946	65,383
Fidelity Series All-Sector Equity Fund (a)	7,432	100,029
Fidelity Series Blue Chip Growth Fund (a)	6,827	102,604
Fidelity Series Commodity Strategy Fund (a)	26,950	149,842
Fidelity Series Growth & Income Fund (a)	14,008	231,832
Fidelity Series Growth Company Fund (a)	11,175	204,834
Fidelity Series Intrinsic Opportunities Fund (a)	13,184	250,109
Fidelity Series Opportunistic Insights Fund (a)	5,947	112,746
Fidelity Series Real Estate Equity Fund (a)	1,600	19,765
Fidelity Series Small Cap Discovery Fund (a)	2,363	30,251
Fidelity Series Small Cap Opportunities Fund (a)	6,230	90,275
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,289	178,996
Fidelity Series Value Discovery Fund (a)	9,142	126,982
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,532,946)		1,716,660

International Equity Funds - 13.3%
Fidelity Series Canada Fund (a)	2,500	27,475
Fidelity Series Emerging Markets Fund (a)	13,736	319,906
Fidelity Series International Growth Fund (a)	16,352	279,620
Fidelity Series International Small Cap Fund (a)	3,504	66,816
Fidelity Series International Value Fund (a)	24,557	277,743
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $847,341)		971,560

Bond Funds - 41.6%
Fidelity Series Emerging Markets Debt Fund (a)	4,151	42,633
Fidelity Series Floating Rate High Income Fund (a)	1,848	17,646
Fidelity Series High Income Fund (a)	10,765	105,179
Fidelity Series Inflation-Protected Bond Index Fund (a)	24,009	232,411
Fidelity Series International Credit Fund (a)	320	3,193
Fidelity Series Investment Grade Bond Fund (a)	220,011	2,444,317
Fidelity Series Long-Term Treasury Bond Index Fund (a)	18,047	155,743
Fidelity Series Real Estate Income Fund (a)	3,022	32,574
TOTAL BOND FUNDS
(Cost $3,077,746)		3,033,696

Short-Term Funds - 21.5%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	1,253,276	1,253,276
Fidelity Series Short-Term Credit Fund (a)	31,502	312,189
TOTAL SHORT-TERM FUNDS
(Cost $1,567,932)		1,565,465
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,025,965)		7,287,381
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,327)
NET ASSETS - 100%		$7,284,054

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$49,634	$9,464	$12,640	$1,055	$1,833	$4,721	$53,012
Fidelity Series 1000 Value Index Fund	60,636	13,073	12,581	2,385	235	4,020	65,383
Fidelity Series All-Sector Equity Fund	93,299	26,050	22,355	9,622	268	2,767	100,029
Fidelity Series Blue Chip Growth Fund	94,489	26,511	25,821	10,246	600	6,825	102,604
Fidelity Series Canada Fund	--	29,744	3,517	288	42	1,206	27,475
Fidelity Series Commodity Strategy Fund	131,506	26,459	16,685	710	201	8,361	149,842
Fidelity Series Emerging Markets Debt Fund	38,145	9,733	4,966	1,701	4	(283)	42,633
Fidelity Series Emerging Markets Fund	382,026	67,656	182,227	8,787	14,829	37,622	319,906
Fidelity Series Floating Rate High Income Fund	15,913	3,780	2,069	434	(4)	26	17,646
Fidelity Series Government Money Market Fund 1.39%	920,772	450,536	118,032	6,081	--	--	1,253,276
Fidelity Series Growth & Income Fund	218,168	48,344	54,189	10,507	746	18,763	231,832
Fidelity Series Growth Company Fund	183,536	53,296	52,641	18,402	2,096	18,547	204,834
Fidelity Series High Income Fund	95,711	21,018	11,866	3,291	(21)	337	105,179
Fidelity Series Inflation-Protected Bond Index Fund	203,297	60,245	26,542	4,562	(42)	(4,547)	232,411
Fidelity Series International Credit Fund	3,225	60	83	60	--	(9)	3,193
Fidelity Series International Growth Fund	267,017	51,153	64,355	8,096	1,616	24,189	279,620
Fidelity Series International Small Cap Fund	61,417	14,195	14,582	3,825	460	5,326	66,816
Fidelity Series International Value Fund	270,207	51,159	63,380	8,067	1,845	17,912	277,743
Fidelity Series Intrinsic Opportunities Fund	216,949	47,130	36,083	10,406	741	21,372	250,109
Fidelity Series Investment Grade Bond Fund	2,121,176	623,166	261,602	37,020	31	(38,454)	2,444,317
Fidelity Series Long-Term Treasury Bond Index Fund	59,329	107,099	7,801	1,550	(28)	(2,856)	155,743
Fidelity Series Opportunistic Insights Fund	104,597	29,731	29,458	11,754	927	6,949	112,746
Fidelity Series Real Estate Equity Fund	19,148	4,850	2,820	950	(17)	(1,396)	19,765
Fidelity Series Real Estate Income Fund	30,168	7,860	3,890	1,567	(20)	(1,544)	32,574
Fidelity Series Short-Term Credit Fund	386,675	69,850	141,705	3,024	(117)	(2,514)	312,189
Fidelity Series Small Cap Discovery Fund	27,927	5,382	5,490	210	63	2,369	30,251
Fidelity Series Small Cap Opportunities Fund	84,277	23,265	18,143	8,951	(9)	885	90,275
Fidelity Series Stock Selector Large Cap Value Fund	163,592	39,971	30,306	10,903	389	5,350	178,996
Fidelity Series Value Discovery Fund	115,248	27,512	20,541	6,344	119	4,644	126,982
Total	$6,418,084	$1,948,292	$1,246,370	$190,798	$26,787	$140,588	$7,287,381

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $7,025,965) — See accompanying schedule		$7,287,381
Cash		1
Receivable for investments sold		91,877
Receivable for fund shares sold		137,053
Total assets		7,516,312
Liabilities
Payable for investments purchased	$223,707
Payable for fund shares redeemed	5,223
Accrued management fee	3,162
Distribution and service plan fees payable	166
Total liabilities		232,258
Net Assets		$7,284,054
Net Assets consist of:
Paid in capital		$6,933,394
Undistributed net investment income		12,157
Accumulated undistributed net realized gain (loss) on investments		77,087
Net unrealized appreciation (depreciation) on investments		261,416
Net Assets		$7,284,054
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($224,778 ÷ 4,134.64 shares)		$54.36
Maximum offering price per share (100/94.25 of $54.36)		$57.68
Class M:
Net Asset Value and redemption price per share ($24,135 ÷ 443.68 shares)		$54.40
Maximum offering price per share (100/96.50 of $54.40)		$56.37
Class C:
Net Asset Value and offering price per share ($132,220 ÷ 2,447.70 shares)(a)		$54.02
Fidelity Simplicity RMD 2010:
Net Asset Value, offering price and redemption price per share ($6,838,274 ÷ 125,757.22 shares)		$54.38
Class I:
Net Asset Value, offering price and redemption price per share ($64,647 ÷ 1,188.77 shares)		$54.38

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$88,657
Expenses
Management fee	$17,303
Distribution and service plan fees	1,009
Independent trustees' fees and expenses	12
Total expenses before reductions	18,324
Expense reductions	(180)	18,144
Net investment income (loss)		70,513
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	26,787
Capital gain distributions from underlying funds	102,141
Total net realized gain (loss)		128,928
Change in net unrealized appreciation (depreciation) on underlying funds		140,588
Net gain (loss)		269,516
Net increase (decrease) in net assets resulting from operations		$340,029

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,513	$109,145
Net realized gain (loss)	128,928	1,135,409
Change in net unrealized appreciation (depreciation)	140,588	(607,278)
Net increase (decrease) in net assets resulting from operations	340,029	637,276
Distributions to shareholders from net investment income	(64,839)	(104,371)
Distributions to shareholders from net realized gain	(894,051)	(87,566)
Total distributions	(958,890)	(191,937)
Share transactions - net increase (decrease)	1,487,892	(1,408,679)
Total increase (decrease) in net assets	869,031	(963,340)
Net Assets
Beginning of period	6,415,023	7,378,363
End of period	$7,284,054	$6,415,023
Other Information
Undistributed net investment income end of period	$12,157	$6,483

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2010 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.79	$57.18	$58.52	$56.72	$53.04	$47.91
Income from Investment Operations
Net investment income (loss)A	.543	.759	.758	.738	.718	.906
Net realized and unrealized gain (loss)	2.207	4.244	.040B	2.196	4.379	5.480
Total from investment operations	2.750	5.003	.798	2.934	5.097	6.386
Distributions from net investment income	(.448)	(.713)	(.756)	(.740)	(.704)	(.852)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(9.180)	(1.393)	(2.138)	(1.134)	(1.417)	(1.256)
Net asset value, end of period	$54.36	$60.79	$57.18	$58.52	$56.72	$53.04
Total ReturnC,D,E	5.12%	8.93%	1.55%	5.22%	9.76%	13.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.78%H	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.78%H	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.96%H	1.31%	1.37%	1.28%	1.30%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$225	$265	$395	$427	$267	$229
Portfolio turnover rateF	38%H	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.83	$57.22	$58.55	$56.76	$53.08	$47.94
Income from Investment Operations
Net investment income (loss)A	.473	.615	.620	.592	.581	.781
Net realized and unrealized gain (loss)	2.221	4.241	.047B	2.190	4.386	5.484
Total from investment operations	2.694	4.856	.667	2.782	4.967	6.265
Distributions from net investment income	(.392)	(.566)	(.615)	(.598)	(.574)	(.721)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(9.124)	(1.246)	(1.997)	(.992)	(1.287)	(1.125)
Net asset value, end of period	$54.40	$60.83	$57.22	$58.55	$56.76	$53.08
Total ReturnC,D,E	5.01%	8.65%	1.31%	4.94%	9.50%	13.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	.58%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.03%H	.58%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.02%H	.58%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.72%H	1.06%	1.12%	1.03%	1.05%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$24	$23	$58	$67	$36	$27
Portfolio turnover rateF	38%H	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.47	$56.97	$58.35	$56.62	$52.99	$47.93
Income from Investment Operations
Net investment income (loss)A	.331	.322	.344	.303	.305	.529
Net realized and unrealized gain (loss)	2.203	4.223	.043B	2.182	4.382	5.469
Total from investment operations	2.534	4.545	.387	2.485	4.687	5.998
Distributions from net investment income	(.252)	(.365)	(.385)	(.361)	(.344)	(.534)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(8.984)	(1.045)	(1.767)	(.755)	(1.057)	(.938)
Net asset value, end of period	$54.02	$60.47	$56.97	$58.35	$56.62	$52.99
Total ReturnC,D,E	4.74%	8.12%	.81%	4.42%	8.96%	12.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%H	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.53%H	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.53%H	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.21%H	.56%	.63%	.53%	.55%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$132	$133	$124	$137	$122	$69
Portfolio turnover rateF	38%H	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.82	$57.20	$58.53	$56.73	$53.05	$47.92
Income from Investment Operations
Net investment income (loss)A	.608	.906	.897	.882	.856	1.033
Net realized and unrealized gain (loss)	2.220	4.242	.048B	2.192	4.380	5.479
Total from investment operations	2.828	5.148	.945	3.074	5.236	6.512
Distributions from net investment income	(.536)	(.848)	(.893)	(.880)	(.843)	(.978)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(9.268)	(1.528)	(2.275)	(1.274)	(1.556)	(1.382)
Net asset value, end of period	$54.38	$60.82	$57.20	$58.53	$56.73	$53.05
Total ReturnC,D	5.26%	9.20%	1.82%	5.48%	10.04%	13.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G	.08%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.53%G	.08%	-%	-%	-%	-%
Expenses net of all reductions	.53%G	.08%	-%	-%	-%	-%
Net investment income (loss)	2.21%G	1.56%	1.62%	1.53%	1.55%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$6,838	$5,933	$6,745	$7,858	$7,608	$4,418
Portfolio turnover rateE	38%G	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.82	$57.20	$58.53	$56.73	$53.05	$47.92
Income from Investment Operations
Net investment income (loss)A	.608	.906	.896	.880	.856	1.032
Net realized and unrealized gain (loss)	2.217	4.241	.049B	2.194	4.380	5.480
Total from investment operations	2.825	5.147	.945	3.074	5.236	6.512
Distributions from net investment income	(.533)	(.847)	(.893)	(.880)	(.843)	(.978)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(9.265)	(1.527)	(2.275)	(1.274)	(1.556)	(1.382)
Net asset value, end of period	$54.38	$60.82	$57.20	$58.53	$56.73	$53.05
Total ReturnC,D	5.26%	9.20%	1.82%	5.48%	10.04%	13.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G	.08%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.53%G	.08%	-%	-%	-%	-%
Expenses net of all reductions	.53%G	.08%	-%	-%	-%	-%
Net investment income (loss)	2.21%G	1.56%	1.62%	1.53%	1.55%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$65	$61	$56	$58	$21	$19
Portfolio turnover rateE	38%G	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	30.1
Fidelity Series Government Money Market Fund 1.39%	13.3
Fidelity Series Emerging Markets Fund	5.2
Fidelity Series International Growth Fund	4.7
Fidelity Series International Value Fund	4.7
Fidelity Series Intrinsic Opportunities Fund	4.4
Fidelity Series Growth & Income Fund	4.1
Fidelity Series Growth Company Fund	3.6
Fidelity Series Short-Term Credit Fund	3.3
Fidelity Series Stock Selector Large Cap Value Fund	3.2
76.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.7%
International Equity Funds	16.2%
Bond Funds	37.5%
Short-Term Funds	16.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2015 Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	5,481	$100,794
Fidelity Series 1000 Value Index Fund (a)	9,404	124,322
Fidelity Series All-Sector Equity Fund (a)	14,131	190,198
Fidelity Series Blue Chip Growth Fund (a)	12,981	195,106
Fidelity Series Commodity Strategy Fund (a)	39,324	218,641
Fidelity Series Growth & Income Fund (a)	26,635	440,814
Fidelity Series Growth Company Fund (a)	21,258	389,663
Fidelity Series Intrinsic Opportunities Fund (a)	25,116	476,454
Fidelity Series Opportunistic Insights Fund (a)	11,307	214,388
Fidelity Series Real Estate Equity Fund (a)	3,029	37,414
Fidelity Series Small Cap Discovery Fund (a)	4,494	57,524
Fidelity Series Small Cap Opportunities Fund (a)	11,846	171,649
Fidelity Series Stock Selector Large Cap Value Fund (a)	25,266	340,327
Fidelity Series Value Discovery Fund (a)	17,382	241,437
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,878,643)		3,198,731

International Equity Funds - 16.2%
Fidelity Series Canada Fund (a)	4,517	49,643
Fidelity Series Emerging Markets Fund (a)	24,263	565,093
Fidelity Series International Growth Fund (a)	29,579	505,800
Fidelity Series International Small Cap Fund (a)	6,338	120,862
Fidelity Series International Value Fund (a)	44,419	502,374
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,522,544)		1,743,772

Bond Funds - 37.5%
Fidelity Series Emerging Markets Debt Fund (a)	6,051	62,140
Fidelity Series Floating Rate High Income Fund (a)	2,694	25,729
Fidelity Series High Income Fund (a)	15,697	153,358
Fidelity Series Inflation-Protected Bond Index Fund (a)	28,101	272,020
Fidelity Series International Credit Fund (a)	424	4,230
Fidelity Series Investment Grade Bond Fund (a)	291,982	3,243,924
Fidelity Series Long-Term Treasury Bond Index Fund (a)	26,860	231,804
Fidelity Series Real Estate Income Fund (a)	4,419	47,633
TOTAL BOND FUNDS
(Cost $4,097,985)		4,040,838

Short-Term Funds - 16.6%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	1,432,429	1,432,429
Fidelity Series Short-Term Credit Fund (a)	36,060	357,358
TOTAL SHORT-TERM FUNDS
(Cost $1,792,632)		1,789,787
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,291,804)		10,773,128
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,364)
NET ASSETS - 100%		$10,767,764

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$81,990	$28,983	$22,177	$1,925	$590	$11,408	$100,794
Fidelity Series 1000 Value Index Fund	100,176	37,443	21,036	4,354	61	7,678	124,322
Fidelity Series All-Sector Equity Fund	154,130	68,362	37,935	17,567	217	5,424	190,198
Fidelity Series Blue Chip Growth Fund	156,097	70,157	45,487	18,037	447	13,892	195,106
Fidelity Series Canada Fund	--	52,659	5,968	493	(8)	2,960	49,643
Fidelity Series Commodity Strategy Fund	161,221	63,490	18,087	1,004	100	11,917	218,641
Fidelity Series Emerging Markets Debt Fund	49,186	19,115	5,723	2,389	(23)	(415)	62,140
Fidelity Series Emerging Markets Fund	552,536	170,502	243,931	14,828	10,654	75,332	565,093
Fidelity Series Floating Rate High Income Fund	20,546	7,515	2,374	611	(3)	45	25,729
Fidelity Series Government Money Market Fund 1.39%	900,350	641,074	108,995	6,592	--	--	1,432,429
Fidelity Series Growth & Income Fund	360,403	137,137	92,495	18,852	452	35,317	440,814
Fidelity Series Growth Company Fund	310,145	137,017	95,970	33,594	1,952	36,519	389,663
Fidelity Series High Income Fund	123,355	42,798	13,215	4,634	(41)	461	153,358
Fidelity Series Inflation-Protected Bond Index Fund	206,092	93,930	22,914	4,958	(74)	(5,014)	272,020
Fidelity Series International Credit Fund	4,230	79	66	79	--	(13)	4,230
Fidelity Series International Growth Fund	421,287	147,961	108,154	14,018	1,158	43,548	505,800
Fidelity Series International Small Cap Fund	96,906	38,877	25,053	6,629	353	9,779	120,862
Fidelity Series International Value Fund	426,358	148,201	105,611	13,995	554	32,872	502,374
Fidelity Series Intrinsic Opportunities Fund	400,447	143,587	108,368	19,594	930	39,858	476,454
Fidelity Series Investment Grade Bond Fund	2,451,457	1,111,107	268,317	47,043	(792)	(49,531)	3,243,924
Fidelity Series Long-Term Treasury Bond Index Fund	71,151	179,580	14,817	2,192	(57)	(4,053)	231,804
Fidelity Series Opportunistic Insights Fund	172,792	78,580	51,712	21,458	987	13,741	214,388
Fidelity Series Real Estate Equity Fund	31,191	13,262	4,534	1,677	(54)	(2,451)	37,414
Fidelity Series Real Estate Income Fund	39,028	15,272	4,483	2,169	(25)	(2,159)	47,633
Fidelity Series Short-Term Credit Fund	375,312	120,010	135,019	3,280	(96)	(2,849)	357,358
Fidelity Series Small Cap Discovery Fund	46,135	15,651	8,719	392	(12)	4,469	57,524
Fidelity Series Small Cap Opportunities Fund	139,218	61,927	31,504	15,803	(29)	2,037	171,649
Fidelity Series Stock Selector Large Cap Value Fund	270,245	109,389	49,445	19,899	(6)	10,144	340,327
Fidelity Series Value Discovery Fund	190,393	76,651	34,582	11,579	36	8,939	241,437
Total	$8,312,377	$3,830,316	$1,686,691	$309,645	$17,271	$299,855	$10,773,128

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $10,291,804) — See accompanying schedule		$10,773,128
Cash		3
Receivable for investments sold		202,051
Total assets		10,975,182
Liabilities
Payable for investments purchased	$199,433
Payable for fund shares redeemed	2,617
Accrued management fee	4,987
Distribution and service plan fees payable	381
Total liabilities		207,418
Net Assets		$10,767,764
Net Assets consist of:
Paid in capital		$10,147,765
Undistributed net investment income		14,357
Accumulated undistributed net realized gain (loss) on investments		124,318
Net unrealized appreciation (depreciation) on investments		481,324
Net Assets		$10,767,764
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($388,225 ÷ 6,439.10 shares)		$60.29
Maximum offering price per share (100/94.25 of $60.29)		$63.97
Class M:
Net Asset Value and redemption price per share ($539,301 ÷ 8,953.70 shares)		$60.23
Maximum offering price per share (100/96.50 of $60.23)		$62.41
Class C:
Net Asset Value and offering price per share ($91,393 ÷ 1,530.90 shares)(a)		$59.70
Fidelity Simplicity RMD 2015:
Net Asset Value, offering price and redemption price per share ($9,737,350 ÷ 161,553.00 shares)		$60.27
Class I:
Net Asset Value, offering price and redemption price per share ($11,495 ÷ 190.40 shares)		$60.37

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$129,880
Expenses
Management fee	$26,604
Distribution and service plan fees	2,261
Independent trustees' fees and expenses	17
Total expenses before reductions	28,882
Expense reductions	(178)	28,704
Net investment income (loss)		101,176
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	17,271
Capital gain distributions from underlying funds	179,765
Total net realized gain (loss)		197,036
Change in net unrealized appreciation (depreciation) on underlying funds		299,855
Net gain (loss)		496,891
Net increase (decrease) in net assets resulting from operations		$598,067

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$101,176	$143,136
Net realized gain (loss)	197,036	1,237,402
Change in net unrealized appreciation (depreciation)	299,855	(454,794)
Net increase (decrease) in net assets resulting from operations	598,067	925,744
Distributions to shareholders from net investment income	(94,225)	(137,895)
Distributions to shareholders from net realized gain	(1,038,823)	(118,111)
Total distributions	(1,133,048)	(256,006)
Share transactions - net increase (decrease)	2,994,863	(3,339,280)
Total increase (decrease) in net assets	2,459,882	(2,669,542)
Net Assets
Beginning of period	8,307,882	10,977,424
End of period	$10,767,764	$8,307,882
Other Information
Undistributed net investment income end of period	$14,357	$7,406

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2015 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.95	$60.61	$62.00	$59.79	$55.12	$49.20
Income from Investment Operations
Net investment income (loss)A	.603	.796	.790	.753	.751	.939
Net realized and unrealized gain (loss)	3.138	5.018	(.055)	2.474	4.831	6.075
Total from investment operations	3.741	5.814	.735	3.227	5.582	7.014
Distributions from net investment income	(.493)	(.767)	(.788)	(.743)	(.734)	(.913)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(8.401)	(1.474)	(2.125)	(1.017)	(.912)	(1.094)
Net asset value, end of period	$60.29	$64.95	$60.61	$62.00	$59.79	$55.12
Total ReturnB,C,D	6.40%	9.80%	1.37%	5.44%	10.18%	14.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G,H	.34%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.82%G,H	.34%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.82%G,H	.34%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.00%G	1.28%	1.36%	1.23%	1.29%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$388	$379	$501	$452	$181	$25
Portfolio turnover rateE	36%G	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.91	$60.57	$61.96	$59.75	$55.09	$49.17
Income from Investment Operations
Net investment income (loss)A	.526	.639	.645	.600	.601	.809
Net realized and unrealized gain (loss)	3.142	5.013	(.056)	2.475	4.822	6.077
Total from investment operations	3.668	5.652	.589	3.075	5.423	6.886
Distributions from net investment income	(.440)	(.605)	(.642)	(.591)	(.585)	(.785)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(8.348)	(1.312)	(1.979)	(.865)	(.763)	(.966)
Net asset value, end of period	$60.23	$64.91	$60.57	$61.96	$59.75	$55.09
Total ReturnB,C,D	6.28%	9.51%	1.11%	5.18%	9.89%	14.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.08%G	.59%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.08%G	.59%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.07%G	.59%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.74%G	1.04%	1.11%	.98%	1.04%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$539	$553	$1,030	$1,088	$420	$295
Portfolio turnover rateE	36%G	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.45	$60.25	$61.71	$59.58	$54.98	$49.14
Income from Investment Operations
Net investment income (loss)A	.371	.328	.352	.294	.310	.553
Net realized and unrealized gain (loss)	3.111	4.986	(.066)	2.471	4.816	6.061
Total from investment operations	3.482	5.314	.286	2.765	5.126	6.614
Distributions from net investment income	(.324)	(.407)	(.409)	(.361)	(.348)	(.593)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(8.232)	(1.114)	(1.746)	(.635)	(.526)	(.774)
Net asset value, end of period	$59.70	$64.45	$60.25	$61.71	$59.58	$54.98
Total ReturnB,C,D	6.01%	8.98%	.60%	4.66%	9.35%	13.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.58%G	1.09%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.58%G	1.09%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.57%G	1.09%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.24%G	.53%	.61%	.48%	.54%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$91	$88	$384	$444	$358	$357
Portfolio turnover rateE	36%G	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.98	$60.62	$62.01	$59.79	$55.11	$49.19
Income from Investment Operations
Net investment income (loss)A	.674	.950	.938	.907	.893	1.073
Net realized and unrealized gain (loss)	3.138	5.023	(.057)	2.472	4.833	6.070
Total from investment operations	3.812	5.973	.881	3.379	5.726	7.143
Distributions from net investment income	(.614)	(.906)	(.934)	(.885)	(.868)	(1.042)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(8.522)	(1.613)	(2.271)	(1.159)	(1.046)	(1.223)
Net asset value, end of period	$60.27	$64.98	$60.62	$62.01	$59.79	$55.11
Total ReturnB,C	6.53%	10.08%	1.62%	5.70%	10.46%	14.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%F	.09%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.58%F	.09%	-%	-%	-%	-%
Expenses net of all reductions	.57%F	.09%	-%	-%	-%	-%
Net investment income (loss)	2.24%F	1.53%	1.61%	1.48%	1.54%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$9,737	$7,287	$9,061	$9,298	$6,327	$3,904
Portfolio turnover rateD	36%F	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$65.08	$60.71	$62.07	$59.83	$55.13	$49.18
Income from Investment Operations
Net investment income (loss)A	.660	.958	.940	.901	.869	1.108
Net realized and unrealized gain (loss)	3.176	5.029	(.029)	2.498	4.877	6.065
Total from investment operations	3.836	5.987	.911	3.399	5.746	7.173
Distributions from net investment income	(.638)	(.910)	(.934)	(.885)	(.868)	(1.042)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(8.546)	(1.617)	(2.271)	(1.159)	(1.046)	(1.223)
Net asset value, end of period	$60.37	$65.08	$60.71	$62.07	$59.83	$55.13
Total ReturnB,C	6.56%	10.08%	1.67%	5.73%	10.49%	14.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%F	.09%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.58%F	.09%	-%	-%	-%	-%
Expenses net of all reductions	.58%F	.09%	-%	-%	-%	-%
Net investment income (loss)	2.23%F	1.53%	1.61%	1.48%	1.54%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$11	$1	$1	$1	$1	$1
Portfolio turnover rateD	36%F	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.5
Fidelity Series Government Money Market Fund 1.39%	9.7
Fidelity Series Emerging Markets Fund	6.0
Fidelity Series International Growth Fund	5.6
Fidelity Series International Value Fund	5.5
Fidelity Series Intrinsic Opportunities Fund	5.4
Fidelity Series Growth & Income Fund	5.0
Fidelity Series Growth Company Fund	4.5
Fidelity Series Stock Selector Large Cap Value Fund	3.9
Fidelity Series Value Discovery Fund	2.8
74.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.0%
International Equity Funds	19.0%
Bond Funds	33.0%
Short-Term Funds	12.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2020 Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	10,701	$196,791
Fidelity Series 1000 Value Index Fund (a)	18,364	242,770
Fidelity Series All-Sector Equity Fund (a)	27,588	371,338
Fidelity Series Blue Chip Growth Fund (a)	25,342	380,887
Fidelity Series Commodity Strategy Fund (a)	61,970	344,555
Fidelity Series Growth & Income Fund (a)	52,011	860,776
Fidelity Series Growth Company Fund (a)	41,646	763,377
Fidelity Series Intrinsic Opportunities Fund (a)	48,949	928,569
Fidelity Series Opportunistic Insights Fund (a)	22,074	418,515
Fidelity Series Real Estate Equity Fund (a)	5,842	72,152
Fidelity Series Small Cap Discovery Fund (a)	8,774	112,301
Fidelity Series Small Cap Opportunities Fund (a)	23,133	335,195
Fidelity Series Stock Selector Large Cap Value Fund (a)	49,334	664,531
Fidelity Series Value Discovery Fund (a)	33,941	471,434
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,663,157)		6,163,191

International Equity Funds - 19.0%
Fidelity Series Canada Fund (a)	8,564	94,120
Fidelity Series Emerging Markets Fund (a)	43,916	1,022,792
Fidelity Series International Growth Fund (a)	55,784	953,913
Fidelity Series International Small Cap Fund (a)	11,974	228,335
Fidelity Series International Value Fund (a)	83,789	947,655
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,905,065)		3,246,815

Bond Funds - 33.0%
Fidelity Series Emerging Markets Debt Fund (a)	9,559	98,167
Fidelity Series Floating Rate High Income Fund (a)	4,270	40,782
Fidelity Series High Income Fund (a)	24,105	235,506
Fidelity Series Inflation-Protected Bond Index Fund (a)	30,202	292,359
Fidelity Series International Credit Fund (a)	430	4,292
Fidelity Series Investment Grade Bond Fund (a)	408,126	4,534,273
Fidelity Series Long-Term Treasury Bond Index Fund (a)	42,968	370,813
Fidelity Series Real Estate Income Fund (a)	6,975	75,189
TOTAL BOND FUNDS
(Cost $5,731,547)		5,651,381

Short-Term Funds - 12.1%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	1,651,374	1,651,374
Fidelity Series Short-Term Credit Fund (a)	41,683	413,075
TOTAL SHORT-TERM FUNDS
(Cost $2,067,305)		2,064,449
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $16,367,074)		17,125,836
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(8,782)
NET ASSETS - 100%		$17,117,054

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$101,516	$105,052	$30,127	$3,712	$1,127	$19,223	$196,791
Fidelity Series 1000 Value Index Fund	124,192	132,117	26,857	8,406	15	13,303	242,770
Fidelity Series All-Sector Equity Fund	191,084	224,292	50,695	33,903	(501)	7,158	371,338
Fidelity Series Blue Chip Growth Fund	193,535	222,945	62,582	27,902	(21)	27,010	380,887
Fidelity Series Canada Fund	--	95,582	6,678	910	(1)	5,217	94,120
Fidelity Series Commodity Strategy Fund	173,011	179,832	25,730	1,452	59	17,383	344,555
Fidelity Series Emerging Markets Debt Fund	49,942	56,701	7,677	3,300	(32)	(767)	98,167
Fidelity Series Emerging Markets Fund	623,421	610,627	343,094	26,662	6,198	125,640	1,022,792
Fidelity Series Floating Rate High Income Fund	20,858	22,970	3,164	814	(1)	119	40,782
Fidelity Series Government Money Market Fund 1.39%	655,069	1,102,607	106,302	6,335	--	--	1,651,374
Fidelity Series Growth & Income Fund	446,802	471,492	127,515	28,269	298	69,699	860,776
Fidelity Series Growth Company Fund	384,039	451,945	131,312	64,804	211	58,494	763,377
Fidelity Series High Income Fund	125,297	127,402	18,159	6,167	(9)	975	235,506
Fidelity Series Inflation-Protected Bond Index Fund	140,110	179,605	21,610	5,214	(142)	(5,604)	292,359
Fidelity Series International Credit Fund	4,186	119	--	81	--	(13)	4,292
Fidelity Series International Growth Fund	504,629	510,597	133,931	26,101	122	72,496	953,913
Fidelity Series International Small Cap Fund	116,066	129,924	34,099	12,357	81	16,363	228,335
Fidelity Series International Value Fund	510,594	507,324	127,084	26,057	84	56,737	947,655
Fidelity Series Intrinsic Opportunities Fund	450,393	474,154	68,479	29,303	(805)	73,306	928,569
Fidelity Series Investment Grade Bond Fund	2,195,974	2,740,867	333,687	56,104	(1,124)	(67,757)	4,534,273
Fidelity Series Long-Term Treasury Bond Index Fund	77,042	318,009	16,822	2,994	(165)	(7,251)	370,813
Fidelity Series Opportunistic Insights Fund	214,213	255,124	71,378	41,408	(492)	21,048	418,515
Fidelity Series Real Estate Equity Fund	38,564	45,569	7,399	2,847	(119)	(4,463)	72,152
Fidelity Series Real Estate Income Fund	39,586	44,871	6,014	3,039	(89)	(3,165)	75,189
Fidelity Series Short-Term Credit Fund	275,847	255,077	114,837	3,092	(150)	(2,862)	413,075
Fidelity Series Small Cap Discovery Fund	57,213	59,663	12,332	730	3	7,754	112,301
Fidelity Series Small Cap Opportunities Fund	172,614	198,677	40,444	25,407	(282)	4,630	335,195
Fidelity Series Stock Selector Large Cap Value Fund	334,432	373,755	59,440	38,355	(217)	16,001	664,531
Fidelity Series Value Discovery Fund	236,033	262,298	43,133	22,317	(177)	16,413	471,434
Total	$8,456,262	$10,159,197	$2,030,581	$508,042	$3,871	$537,087	$17,125,836

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $16,367,074) — See accompanying schedule		$17,125,836
Cash		1
Receivable for investments sold		141,759
Receivable for fund shares sold		350,747
Total assets		17,618,343
Liabilities
Payable for investments purchased	$492,169
Payable for fund shares redeemed	337
Accrued management fee	8,351
Distribution and service plan fees payable	432
Total liabilities		501,289
Net Assets		$17,117,054
Net Assets consist of:
Paid in capital		$16,123,867
Undistributed net investment income		18,186
Accumulated undistributed net realized gain (loss) on investments		216,239
Net unrealized appreciation (depreciation) on investments		758,762
Net Assets		$17,117,054
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,279 ÷ 692.29 shares)		$61.07
Maximum offering price per share (100/94.25 of $61.07)		$64.80
Class M:
Net Asset Value and redemption price per share ($751,159 ÷ 12,290.42 shares)		$61.12
Maximum offering price per share (100/96.50 of $61.12)		$63.34
Class C:
Net Asset Value and offering price per share ($133,522 ÷ 2,211.10 shares)(a)		$60.39
Fidelity Simplicity RMD 2020:
Net Asset Value, offering price and redemption price per share ($16,116,894 ÷ 264,187.05 shares)		$61.01
Class I:
Net Asset Value, offering price and redemption price per share ($73,200 ÷ 1,200.42 shares)		$60.98

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$194,643
Expenses
Management fee	$37,420
Distribution and service plan fees	2,587
Independent trustees' fees and expenses	21
Total expenses before reductions	40,028
Expense reductions	(179)	39,849
Net investment income (loss)		154,794
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,871
Capital gain distributions from underlying funds	313,399
Total net realized gain (loss)		317,270
Change in net unrealized appreciation (depreciation) on underlying funds		537,087
Net gain (loss)		854,357
Net increase (decrease) in net assets resulting from operations		$1,009,151

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$154,794	$134,965
Net realized gain (loss)	317,270	1,239,490
Change in net unrealized appreciation (depreciation)	537,087	(446,503)
Net increase (decrease) in net assets resulting from operations	1,009,151	927,952
Distributions to shareholders from net investment income	(143,236)	(130,309)
Distributions to shareholders from net realized gain	(1,124,258)	(89,994)
Total distributions	(1,267,494)	(220,303)
Share transactions - net increase (decrease)	8,923,896	(2,020,636)
Total increase (decrease) in net assets	8,665,553	(1,312,987)
Net Assets
Beginning of period	8,451,501	9,764,488
End of period	$17,117,054	$8,451,501
Other Information
Undistributed net investment income end of period	$18,186	$6,628

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2020 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.09	$59.25	$60.93	$59.08	$54.91	$48.63
Income from Investment Operations
Net investment income (loss)A	.728	.773	.786	.748	.742	.927
Net realized and unrealized gain (loss)	3.743	5.368	(.202)	2.585	5.022	6.538
Total from investment operations	4.471	6.141	.584	3.333	5.764	7.465
Distributions from net investment income	(.520)	(.746)	(.773)	(.742)	(.712)	(.933)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(7.491)	(1.301)	(2.264)	(1.483)	(1.594)	(1.185)
Net asset value, end of period	$61.07	$64.09	$59.25	$60.93	$59.08	$54.91
Total ReturnB,C,D	7.68%	10.56%	1.16%	5.72%	10.68%	15.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.87%G	.35%	.25%	.25%	.25%	.24%H
Expenses net of fee waivers, if any	.87%G	.35%	.25%	.25%	.25%	.24%H
Expenses net of all reductions	.86%G	.35%	.25%	.25%	.25%	.24%H
Net investment income (loss)	2.38%G	1.27%	1.38%	1.25%	1.28%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$42	$102	$92	$109	$109	$10
Portfolio turnover rateE	33%G	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.15	$59.31	$61.00	$59.15	$55.00	$48.61
Income from Investment Operations
Net investment income (loss)A	.642	.622	.642	.599	.605	.781
Net realized and unrealized gain (loss)	3.751	5.378	(.205)	2.586	5.021	6.563
Total from investment operations	4.393	6.000	.437	3.185	5.626	7.344
Distributions from net investment income	(.452)	(.605)	(.636)	(.594)	(.594)	(.702)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(7.423)	(1.160)	(2.127)	(1.335)	(1.476)	(.954)
Net asset value, end of period	$61.12	$64.15	$59.31	$61.00	$59.15	$55.00
Total ReturnB,C,D	7.54%	10.29%	.90%	5.45%	10.40%	15.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.12%G	.60%	.50%	.50%	.49%H	.50%
Expenses net of fee waivers, if any	1.12%G	.60%	.50%	.50%	.49%H	.50%
Expenses net of all reductions	1.11%G	.60%	.50%	.50%	.49%H	.50%
Net investment income (loss)	2.12%G	1.02%	1.13%	1.00%	1.04%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$751	$752	$752	$544	$451	$10
Portfolio turnover rateE	33%G	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.51	$58.84	$60.60	$58.82	$54.75	$48.55
Income from Investment Operations
Net investment income (loss)A	.485	.315	.357	.296	.304	.532
Net realized and unrealized gain (loss)	3.712	5.326	(.216)	2.580	5.003	6.524
Total from investment operations	4.197	5.641	.141	2.876	5.307	7.056
Distributions from net investment income	(.346)	(.416)	(.410)	(.355)	(.355)	(.604)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(7.317)	(.971)	(1.901)	(1.096)	(1.237)	(.856)
Net asset value, end of period	$60.39	$63.51	$58.84	$60.60	$58.82	$54.75
Total ReturnB,C,D	7.28%	9.74%	.39%	4.94%	9.84%	14.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.62%G	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.62%G	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.61%G	1.10%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.62%G	.52%	.63%	.49%	.53%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$134	$142	$175	$177	$205	$154
Portfolio turnover rateE	33%G	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.06	$59.21	$60.89	$59.04	$54.87	$48.59
Income from Investment Operations
Net investment income (loss)A	.783	.924	.928	.898	.880	1.051
Net realized and unrealized gain (loss)	3.756	5.363	(.202)	2.584	5.027	6.531
Total from investment operations	4.539	6.287	.726	3.482	5.907	7.582
Distributions from net investment income	(.618)	(.882)	(.915)	(.891)	(.855)	(1.050)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(7.589)	(1.437)	(2.406)	(1.632)	(1.737)	(1.302)
Net asset value, end of period	$61.01	$64.06	$59.21	$60.89	$59.04	$54.87
Total ReturnB,C	7.81%	10.83%	1.41%	5.98%	10.97%	15.86%
Ratios to Average Net AssetsD,E
Expenses before reductions	.62%F	.10%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.62%F	.10%	-%	-%	-%	-%
Expenses net of all reductions	.62%F	.10%	-%	-%	-%	-%
Net investment income (loss)	2.61%F	1.52%	1.63%	1.50%	1.53%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$16,117	$7,449	$8,744	$9,019	$7,882	$3,925
Portfolio turnover rateD	33%F	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.04	$59.21	$60.89	$59.04	$54.88	$48.59
Income from Investment Operations
Net investment income (loss)A	.782	.922	.929	.897	.887	1.040
Net realized and unrealized gain (loss)	3.747	5.366	(.203)	2.585	5.010	6.552
Total from investment operations	4.529	6.288	.726	3.482	5.897	7.592
Distributions from net investment income	(.618)	(.903)	(.915)	(.891)	(.855)	(1.050)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(7.589)	(1.458)	(2.406)	(1.632)	(1.737)	(1.302)
Net asset value, end of period	$60.98	$64.04	$59.21	$60.89	$59.04	$54.88
Total ReturnB,C	7.80%	10.84%	1.41%	5.98%	10.95%	15.88%
Ratios to Average Net AssetsD,E
Expenses before reductions	.62%F	.10%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.62%F	.10%	-%	-%	-%	-%
Expenses net of all reductions	.62%F	.10%	-%	-%	-%	-%
Net investment income (loss)	2.61%F	1.52%	1.63%	1.50%	1.53%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$73	$6	$2	$18	$17	$2
Portfolio turnover rateD	33%F	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). In the prior year, the Funds transitioned their portfolios to invest exclusively in classes of the Fidelity Series funds, offered only to certain other Fidelity funds advised by FMR or its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in a systematic withdrawal plan, starting after the horizon date indicated by its name, resulting in the gradual liquidation of the shareholder's investment in the Fund.

The Funds offer the following classes of shares: Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund shares. Class A, Class M, Class C and Class I of each Fund is closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Simplicity RMD Income Fund	$12,272,863	$353,306	$(96,094)	$257,212
Fidelity Simplicity RMD 2005 Fund	19,644,940	681,897	(149,938)	531,959
Fidelity Simplicity RMD 2010 Fund	7,027,363	308,989	(48,971)	260,018
Fidelity Simplicity RMD 2015 Fund	10,294,823	541,907	(63,602)	478,305
Fidelity Simplicity RMD 2020 Fund	16,374,966	844,545	(93,675)	750,870

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Simplicity RMD Income Fund	4,173,746	2,135,274
Fidelity Simplicity RMD 2005 Fund	3,601,502	4,806,341
Fidelity Simplicity RMD 2010 Fund	1,948,292	1,246,370
Fidelity Simplicity RMD 2015 Fund	3,830,316	1,686,691
Fidelity Simplicity RMD 2020 Fund	10,159,197	2,030,581

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, effective June 1, 2017, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services.

For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

Annual % of Class-Level Average Net Assets (Classes A, M, C, Retail and I)
Fidelity Simplicity RMD Income Fund	.465%
Fidelity Simplicity RMD 2005 Fund	.491%
Fidelity Simplicity RMD 2010 Fund	.533%
Fidelity Simplicity RMD 2015 Fund	.576%
Fidelity Simplicity RMD 2020 Fund	.618%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Simplicity RMD Income Fund
Class A	-%	.25%	$246	$–
Class M	.25%	.25%	346	–
Class C	.75%	.25%	724	–
			$1,316	$–
Fidelity Simplicity RMD 2005 Fund
Class A	-%	.25%	$281	$–
Class M	.25%	.25%	948	–
Class C	.75%	.25%	355	–
			$1,584	$–
Fidelity Simplicity RMD 2010 Fund
Class A	-%	.25%	$295	$–
Class M	.25%	.25%	58	–
Class C	.75%	.25%	656	–
			$1,009	$–
Fidelity Simplicity RMD 2015 Fund
Class A	-%	.25%	$474	$–
Class M	.25%	.25%	1,342	–
Class C	.75%	.25%	445	–
			$2,261	$–
Fidelity Simplicity RMD 2020 Fund
Class A	-%	.25%	$53	$–
Class M	.25%	.25%	1,854	–
Class C	.75%	.25%	680	–
			$2,587	$–

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Simplicity RMD 2010 Fund
Class C(a)	$14
$14

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Fidelity Simplicity RMD Income Fund
Class A	$4
Class M	3
Class C	3
Fidelity Simplicity RMD Income	169
Class I	1
Fidelity Simplicity RMD 2005 Fund
Class A	$3
Class M	3
Class C	1
Fidelity Simplicity RMD 2005	172
Fidelity Simplicity RMD 2010 Fund
Class A	$8
Class M	1
Class C	4
Fidelity Simplicity RMD 2010	165
Class I	2
Fidelity Simplicity RMD 2015 Fund
Class A	$10
Class M	10
Class C	1
Fidelity Simplicity RMD 2015	157
Fidelity Simplicity RMD 2020 Fund
Class A	$2
Class M	15
Class C	3
Fidelity Simplicity RMD 2020	159

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
Fidelity Simplicity RMD Income Fund
From net investment income
Class A	$1,811	$2,282
Class M	1,057	1,432
Class C	722	816
Fidelity Simplicity RMD Income	116,708	138,035
Class I	560	771
Total	$120,858	$143,336
From net realized gain
Class A	$13,301	$575
Class M	9,796	454
Class C	10,167	467
Fidelity Simplicity RMD Income	702,094	30,188
Class I	3,793	162
Total	$739,151	$31,846
Fidelity Simplicity RMD 2005 Fund
From net investment income
Class A	$1,555	$4,912
Class M	2,689	3,849
Class C	308	1,120
Fidelity Simplicity RMD 2005	186,606	365,950
Class I	399	807
Total	$191,557	$376,638
From net realized gain
Class A	$35,391	$2,747
Class M	43,110	2,461
Class C	8,661	1,197
Fidelity Simplicity RMD 2005	2,206,301	158,149
Class I	4,893	359
Total	$2,298,356	$164,913
Fidelity Simplicity RMD 2010 Fund
From net investment income
Class A	$1,848	$4,378
Class M	169	291
Class C	611	797
Fidelity Simplicity RMD 2010	61,603	98,058
Class I	608	847
Total	$64,839	$104,371
From net realized gain
Class A	$37,985	$4,415
Class M	3,326	583
Class C	19,255	1,484
Fidelity Simplicity RMD 2010	824,590	80,413
Class I	8,895	671
Total	$894,051	$87,566
Fidelity Simplicity RMD 2015 Fund
From net investment income
Class A	$3,149	$6,233
Class M	3,932	6,368
Class C	493	2,539
Fidelity Simplicity RMD 2015	86,550	122,743
Class I	101	12
Total	$94,225	$137,895
From net realized gain
Class A	$45,965	$5,776
Class M	67,117	11,903
Class C	10,821	4,463
Fidelity Simplicity RMD 2015	913,598	95,960
Class I	1,322	9
Total	$1,038,823	$118,111
Fidelity Simplicity RMD 2020 Fund
From net investment income
Class A	$386	$1,174
Class M	5,544	7,533
Class C	757	1,242
Fidelity Simplicity RMD 2020	135,876	120,329
Class I	673	31
Total	$143,236	$130,309
From net realized gain
Class A	$4,362	$864
Class M	81,492	6,984
Class C	15,560	1,647
Fidelity Simplicity RMD 2020	1,015,397	80,482
Class I	7,447	17
Total	$1,124,258	$89,994

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Fidelity Simplicity RMD Income Fund
Class A
Reinvestment of distributions	253	34	14,620	2,022
Shares redeemed	(24)	(80)	(1,372)	(4,750)
Net increase (decrease)	229	(46)	$13,248	$(2,728)
Class M
Reinvestment of distributions	174	14	10,028	813
Shares redeemed	(307)	(221)	(17,884)	(13,046)
Net increase (decrease)	(133)	(207)	$(7,856)	$(12,233)
Class C
Reinvestment of distributions	189	22	10,889	1,283
Shares redeemed	(279)	(291)	(16,097)	(17,145)
Net increase (decrease)	(90)	(269)	$(5,208)	$(15,862)
Fidelity Simplicity RMD Income
Shares sold	60,878	52,476	$3,569,556	$3,112,035
Reinvestment of distributions	13,476	1,901	779,566	112,003
Shares redeemed	(29,008)	(43,924)	(1,692,522)	(2,604,210)
Net increase (decrease)	45,346	10,453	$2,656,600	$619,828
Class I
Reinvestment of distributions	41	9	2,385	502
Shares redeemed	(51)	–	(3,000)	–
Net increase (decrease)	(10)	9	$(615)	$502
Fidelity Simplicity RMD 2005 Fund
Class A
Reinvestment of distributions	635	125	36,946	7,658
Shares redeemed	(3,694)	(2,916)	(217,278)	(179,682)
Net increase (decrease)	(3,059)	(2,791)	$(180,332)	$(172,024)
Class M
Reinvestment of distributions	767	75	44,569	4,542
Shares redeemed	(241)	(1,054)	(14,195)	(64,651)
Net increase (decrease)	526	(979)	$30,374	$(60,109)
Class C
Reinvestment of distributions	155	38	8,969	2,317
Shares redeemed	(187)	(2,352)	(10,876)	(146,656)
Net increase (decrease)	(32)	(2,314)	$(1,907)	$(144,339)
Fidelity Simplicity RMD 2005
Shares sold	38,556	15,409	$2,273,570	$952,887
Reinvestment of distributions	38,165	6,181	2,220,978	378,181
Shares redeemed	(58,283)	(173,686)	(3,495,520)	(10,758,964)
Net increase (decrease)	18,438	(152,096)	$999,028	$(9,427,896)
Class I
Reinvestment of distributions	91	19	5,292	1,166
Shares redeemed	(101)	(358)	(6,000)	(22,152)
Net increase (decrease)	(10)	(339)	$(708)	$(20,986)
Fidelity Simplicity RMD 2010 Fund
Class A
Shares sold	–	9	$–	$525
Reinvestment of distributions	617	134	32,755	7,621
Shares redeemed	(840)	(2,697)	(44,768)	(158,781)
Net increase (decrease)	(223)	(2,554)	$(12,013)	$(150,635)
Class M
Reinvestment of distributions	66	15	3,495	874
Shares redeemed	–	(644)	–	(36,603)
Net increase (decrease)	66	(629)	$3,495	$(35,729)
Class C
Shares sold	–	11	$–	$616
Reinvestment of distributions	377	40	19,866	2,261
Shares redeemed	(124)	(41)	(6,582)	(2,329)
Net increase (decrease)	253	10	$13,284	$548
Fidelity Simplicity RMD 2010
Shares sold	25,565	18,807	$1,376,300	$1,111,275
Reinvestment of distributions	15,770	1,903	837,027	108,612
Shares redeemed	(13,131)	(41,072)	(739,704)	(2,444,268)
Net increase (decrease)	28,204	(20,362)	$1,473,623	$(1,224,381)
Class I
Reinvestment of distributions	179	27	9,503	1,518
Net increase (decrease)	179	27	$9,503	$1,518
Fidelity Simplicity RMD 2015 Fund
Class A
Reinvestment of distributions	843	199	49,114	12,009
Shares redeemed	(238)	(2,632)	(14,415)	(169,007)
Net increase (decrease)	605	(2,433)	$34,699	$(156,998)
Class M
Reinvestment of distributions	1,192	267	69,323	16,027
Shares redeemed	(756)	(8,750)	(44,585)	(532,221)
Net increase (decrease)	436	(8,483)	$24,738	$(516,194)
Class C
Reinvestment of distributions	196	93	11,314	5,542
Shares redeemed	(29)	(5,110)	(1,740)	(323,132)
Net increase (decrease)	167	(5,017)	$9,574	$(317,590)
Fidelity Simplicity RMD 2015
Shares sold	50,252	5,906	$3,006,095	$363,643
Reinvestment of distributions	16,061	2,502	935,534	150,898
Shares redeemed	(16,914)	(45,731)	(1,027,200)	(2,863,060)
Net increase (decrease)	49,399	(37,323)	$2,914,429	$(2,348,519)
Class I
Shares sold	153	–	$10,000	$–
Reinvestment of distributions	24	–(a)	1,423	21
Net increase (decrease)	177	–(a)	$11,423	$21
Fidelity Simplicity RMD 2020 Fund
Class A
Reinvestment of distributions	81	33	4,748	1,945
Shares redeemed	(976)	–	(62,545)	(13)
Net increase (decrease)	(895)	33	$(57,797)	$1,932
Class M
Reinvestment of distributions	1,428	176	83,387	10,404
Shares redeemed	(869)	(1,122)	(51,671)	(68,939)
Net increase (decrease)	559	(946)	$31,716	$(58,535)
Class C
Reinvestment of distributions	283	45	16,317	2,622
Shares redeemed	(307)	(779)	(17,841)	(48,468)
Net increase (decrease)	(24)	(734)	$(1,524)	$(45,846)
Fidelity Simplicity RMD 2020
Shares sold	162,781	8,889	$9,817,178	$545,653
Reinvestment of distributions	16,864	2,397	984,882	141,832
Shares redeemed	(31,747)	(42,684)	(1,920,611)	(2,609,720)
Net increase (decrease)	147,898	(31,398)	$8,881,449	$(1,922,235)
Class I
Shares sold	966	63	$61,932	$4,000
Reinvestment of distributions	139	1	8,120	48
Net increase (decrease)	1,105	64	$70,052	$4,048

 (a) Amount represents less than one share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Fidelity Simplicity RMD Income Fund
Class A	.72%
Actual		$1,000.00	$1,034.20	$3.69
Hypothetical-C		$1,000.00	$1,021.58	$3.67
Class M	.97%
Actual		$1,000.00	$1,032.90	$4.97
Hypothetical-C		$1,000.00	$1,020.32	$4.94
Class C	1.46%
Actual		$1,000.00	$1,030.30	$7.47
Hypothetical-C		$1,000.00	$1,017.85	$7.43
Fidelity Simplicity RMD Income	.47%
Actual		$1,000.00	$1,035.40	$2.41
Hypothetical-C		$1,000.00	$1,022.84	$2.40
Class I	.46%
Actual		$1,000.00	$1,035.50	$2.36
Hypothetical-C		$1,000.00	$1,022.89	$2.35
Fidelity Simplicity RMD 2005 Fund
Class A	.74%
Actual		$1,000.00	$1,039.40	$3.80
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Class M	.99%
Actual		$1,000.00	$1,037.80	$5.09
Hypothetical-C		$1,000.00	$1,020.21	$5.04
Class C	1.49%
Actual		$1,000.00	$1,035.30	$7.64
Hypothetical-C		$1,000.00	$1,017.69	$7.58
Fidelity Simplicity RMD 2005	.49%
Actual		$1,000.00	$1,040.40	$2.52
Hypothetical-C		$1,000.00	$1,022.74	$2.50
Class I	.49%
Actual		$1,000.00	$1,040.30	$2.52
Hypothetical-C		$1,000.00	$1,022.74	$2.50
Fidelity Simplicity RMD 2010 Fund
Class A	.78%
Actual		$1,000.00	$1,051.20	$4.03
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class M	1.03%
Actual		$1,000.00	$1,050.10	$5.32
Hypothetical-C		$1,000.00	$1,020.01	$5.24
Class C	1.53%
Actual		$1,000.00	$1,047.40	$7.90
Hypothetical-C		$1,000.00	$1,017.49	$7.78
Fidelity Simplicity RMD 2010	.53%
Actual		$1,000.00	$1,052.60	$2.74
Hypothetical-C		$1,000.00	$1,022.53	$2.70
Class I	.53%
Actual		$1,000.00	$1,052.60	$2.74
Hypothetical-C		$1,000.00	$1,022.53	$2.70
Fidelity Simplicity RMD 2015 Fund
Class A	.82%
Actual		$1,000.00	$1,064.00	$4.27
Hypothetical-C		$1,000.00	$1,021.07	$4.18
Class M	1.08%
Actual		$1,000.00	$1,062.80	$5.62
Hypothetical-C		$1,000.00	$1,019.76	$5.50
Class C	1.58%
Actual		$1,000.00	$1,060.10	$8.20
Hypothetical-C		$1,000.00	$1,017.24	$8.03
Fidelity Simplicity RMD 2015	.58%
Actual		$1,000.00	$1,065.30	$3.02
Hypothetical-C		$1,000.00	$1,022.28	$2.96
Class I	.58%
Actual		$1,000.00	$1,065.60	$3.02
Hypothetical-C		$1,000.00	$1,022.28	$2.96
Fidelity Simplicity RMD 2020 Fund
Class A	.87%
Actual		$1,000.00	$1,076.80	$4.55
Hypothetical-C		$1,000.00	$1,020.82	$4.43
Class M	1.12%
Actual		$1,000.00	$1,075.40	$5.86
Hypothetical-C		$1,000.00	$1,019.56	$5.70
Class C	1.62%
Actual		$1,000.00	$1,072.80	$8.46
Hypothetical-C		$1,000.00	$1,017.04	$8.24
Fidelity Simplicity RMD 2020	.62%
Actual		$1,000.00	$1,078.10	$3.25
Hypothetical-C		$1,000.00	$1,022.08	$3.16
Class I	.62%
Actual		$1,000.00	$1,078.00	$3.25
Hypothetical-C		$1,000.00	$1,022.08	$3.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

ASRD-SANN-0318
1.9881726.100

Fidelity Simplicity RMD Income Fund℠

Fidelity Simplicity RMD 2005 Fund℠

Fidelity Simplicity RMD 2010 Fund℠

Fidelity Simplicity RMD 2015 Fund℠

Fidelity Simplicity RMD 2020 Fund℠

Semi-Annual Report

January 31, 2018

Contents

Fidelity Simplicity RMD Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2005 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Simplicity RMD Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.6
Fidelity Series Government Money Market Fund 1.39%	22.9
Fidelity Series Short-Term Credit Fund	5.7
Fidelity Series Inflation-Protected Bond Index Fund	3.8
Fidelity Series Emerging Markets Fund	3.2
Fidelity Series International Growth Fund	2.7
Fidelity Series International Value Fund	2.7
Fidelity Series Intrinsic Opportunities Fund	2.1
Fidelity Series Long-Term Treasury Bond Index Fund	2.1
Fidelity Series Commodity Strategy Fund	2.1
84.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.5%
International Equity Funds	9.6%
Bond Funds	46.3%
Short-Term Funds	28.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD Income Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,102	$57,051
Fidelity Series 1000 Value Index Fund (a)	5,323	70,368
Fidelity Series All-Sector Equity Fund (a)	7,998	107,660
Fidelity Series Blue Chip Growth Fund (a)	7,348	110,439
Fidelity Series Commodity Strategy Fund (a)	46,753	259,949
Fidelity Series Growth & Income Fund (a)	15,076	249,506
Fidelity Series Growth Company Fund (a)	12,028	220,476
Fidelity Series Intrinsic Opportunities Fund (a)	14,221	269,776
Fidelity Series Opportunistic Insights Fund (a)	6,401	121,355
Fidelity Series Real Estate Equity Fund (a)	1,722	21,272
Fidelity Series Small Cap Discovery Fund (a)	2,544	32,560
Fidelity Series Small Cap Opportunities Fund (a)	6,705	97,155
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,301	192,630
Fidelity Series Value Discovery Fund (a)	9,839	136,660
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,749,628)		1,946,857

International Equity Funds - 9.6%
Fidelity Series Canada Fund (a)	3,044	33,454
Fidelity Series Emerging Markets Fund (a)	17,361	404,349
Fidelity Series International Growth Fund (a)	19,934	340,869
Fidelity Series International Small Cap Fund (a)	4,271	81,443
Fidelity Series International Value Fund (a)	29,932	338,527
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,043,782)		1,198,642

Bond Funds - 46.3%
Fidelity Series Emerging Markets Debt Fund (a)	7,278	74,743
Fidelity Series Floating Rate High Income Fund (a)	3,244	30,984
Fidelity Series High Income Fund (a)	18,933	184,979
Fidelity Series Inflation-Protected Bond Index Fund (a)	48,905	473,402
Fidelity Series International Credit Fund (a)	512	5,106
Fidelity Series Investment Grade Bond Fund (a)	424,236	4,713,265
Fidelity Series Long-Term Treasury Bond Index Fund (a)	30,791	265,725
Fidelity Series Real Estate Income Fund (a)	5,299	57,128
TOTAL BOND FUNDS
(Cost $5,891,545)		5,805,332

Short-Term Funds - 28.6%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	2,865,886	2,865,886
Fidelity Series Short-Term Credit Fund (a)	71,984	713,358
TOTAL SHORT-TERM FUNDS
(Cost $3,585,113)		3,579,244
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,270,068)		12,530,075
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,976)
NET ASSETS - 100%		$12,525,099

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$48,809	$15,659	$14,482	$1,166	$305	$6,760	$57,051
Fidelity Series 1000 Value Index Fund	59,653	20,294	14,205	2,638	136	4,490	70,368
Fidelity Series All-Sector Equity Fund	91,767	37,851	25,034	10,642	30	3,046	107,660
Fidelity Series Blue Chip Growth Fund	92,951	39,061	29,425	11,085	245	7,607	110,439
Fidelity Series Canada Fund	--	37,698	5,688	359	35	1,409	33,454
Fidelity Series Commodity Strategy Fund	211,763	63,282	29,838	1,289	146	14,596	259,949
Fidelity Series Emerging Markets Debt Fund	61,666	21,871	8,258	2,999	(45)	(491)	74,743
Fidelity Series Emerging Markets Fund	490,145	112,235	265,609	11,845	18,536	49,042	404,349
Fidelity Series Floating Rate High Income Fund	25,746	8,626	3,440	762	(4)	56	30,984
Fidelity Series Government Money Market Fund 1.39%	2,030,693	1,131,663	296,470	14,437	--	--	2,865,886
Fidelity Series Growth & Income Fund	214,553	74,858	61,352	11,345	930	20,517	249,506
Fidelity Series Growth Company Fund	183,716	75,835	60,935	20,353	1,008	20,852	220,476
Fidelity Series High Income Fund	154,714	48,689	19,082	5,784	17	641	184,979
Fidelity Series Inflation-Protected Bond Index Fund	392,177	143,662	52,701	9,413	(369)	(9,367)	473,402
Fidelity Series International Credit Fund	4,963	158	--	96	--	(15)	5,106
Fidelity Series International Growth Fund	298,725	94,625	83,715	10,131	1,371	29,863	340,869
Fidelity Series International Small Cap Fund	68,692	25,334	19,565	4,806	310	6,672	81,443
Fidelity Series International Value Fund	302,189	94,747	82,287	10,114	1,125	22,753	338,527
Fidelity Series Intrinsic Opportunities Fund	212,114	74,549	41,026	10,875	472	23,667	269,776
Fidelity Series Investment Grade Bond Fund	3,875,896	1,429,934	515,333	73,052	(1,928)	(75,304)	4,713,265
Fidelity Series Long-Term Treasury Bond Index Fund	95,279	198,862	23,306	2,679	(166)	(4,944)	265,725
Fidelity Series Opportunistic Insights Fund	102,882	43,603	33,272	12,999	408	7,734	121,355
Fidelity Series Real Estate Equity Fund	18,859	7,089	3,158	1,025	(50)	(1,468)	21,272
Fidelity Series Real Estate Income Fund	48,806	17,545	6,466	2,763	(79)	(2,678)	57,128
Fidelity Series Short-Term Credit Fund	863,477	210,564	354,497	7,170	(285)	(5,901)	713,358
Fidelity Series Small Cap Discovery Fund	27,473	8,551	6,178	239	71	2,643	32,560
Fidelity Series Small Cap Opportunities Fund	82,893	34,406	21,197	9,709	(90)	1,143	97,155
Fidelity Series Stock Selector Large Cap Value Fund	160,891	59,913	34,238	12,056	83	5,981	192,630
Fidelity Series Value Discovery Fund	113,333	42,582	24,517	7,015	75	5,187	136,660
Total	$10,334,825	$4,173,746	$2,135,274	$268,846	$22,287	$134,491	$12,530,075

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $12,270,068) — See accompanying schedule		$12,530,075
Cash		4
Receivable for investments sold		152,292
Receivable for fund shares sold		118
Total assets		12,682,489
Liabilities
Payable for investments purchased	$152,020
Payable for fund shares redeemed	389
Accrued management fee	4,769
Distribution and service plan fees payable	212
Total liabilities		157,390
Net Assets		$12,525,099
Net Assets consist of:
Paid in capital		$12,173,246
Undistributed net investment income		12,318
Accumulated undistributed net realized gain (loss) on investments		79,528
Net unrealized appreciation (depreciation) on investments		260,007
Net Assets		$12,525,099
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($199,905 ÷ 3,416.94 shares)		$58.50
Maximum offering price per share (100/94.25 of $58.50)		$62.07
Class M:
Net Asset Value and redemption price per share ($132,714 ÷ 2,269.22 shares)		$58.48
Maximum offering price per share (100/96.50 of $58.48)		$60.60
Class C:
Net Asset Value and offering price per share ($137,858 ÷ 2,367.40 shares)(a)		$58.23
Fidelity Simplicity RMD Income:
Net Asset Value, offering price and redemption price per share ($12,001,751 ÷ 205,159.15 shares)		$58.50
Class I:
Net Asset Value, offering price and redemption price per share ($52,871 ÷ 903.74 shares)		$58.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$148,657
Expenses
Management fee	$26,309
Distribution and service plan fees	1,316
Independent trustees' fees and expenses	20
Total expenses before reductions	27,645
Expense reductions	(180)	27,465
Net investment income (loss)		121,192
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	22,287
Capital gain distributions from underlying funds	120,189
Total net realized gain (loss)		142,476
Change in net unrealized appreciation (depreciation) on underlying funds		134,491
Net gain (loss)		276,967
Net increase (decrease) in net assets resulting from operations		$398,159

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$121,192	$152,983
Net realized gain (loss)	142,476	759,810
Change in net unrealized appreciation (depreciation)	134,491	(306,710)
Net increase (decrease) in net assets resulting from operations	398,159	606,083
Distributions to shareholders from net investment income	(120,858)	(143,336)
Distributions to shareholders from net realized gain	(739,151)	(31,846)
Total distributions	(860,009)	(175,182)
Share transactions - net increase (decrease)	2,656,169	589,507
Total increase (decrease) in net assets	2,194,319	1,020,408
Net Assets
Beginning of period	10,330,780	9,310,372
End of period	$12,525,099	$10,330,780
Other Information
Undistributed net investment income end of period	$12,318	$11,984

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD Income Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$61.21	$58.63	$59.28	$58.28	$54.77	$50.48
Income from Investment Operations
Net investment income (loss)A	.565	.776	.779	.718	.718	.840
Net realized and unrealized gain (loss)	1.415	2.694	.322	1.623	3.808	4.571
Total from investment operations	1.980	3.470	1.101	2.341	4.526	5.411
Distributions from net investment income	(.540)	(.711)	(.768)	(.704)	(.677)	(.900)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(4.690)	(.890)	(1.751)	(1.341)	(1.016)	(1.121)
Net asset value, end of period	$58.50	$61.21	$58.63	$59.28	$58.28	$54.77
Total ReturnB,C,D	3.42%	5.99%	1.99%	4.06%	8.32%	10.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.72%G	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.71%G	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.92%G	1.31%	1.37%	1.22%	1.27%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$200	$195	$190	$467	$220	$424
Portfolio turnover rateE	38%G	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$61.18	$58.61	$59.27	$58.27	$54.78	$50.49
Income from Investment Operations
Net investment income (loss)A	.492	.627	.640	.572	.579	.706
Net realized and unrealized gain (loss)	1.417	2.695	.310	1.631	3.796	4.576
Total from investment operations	1.909	3.322	.950	2.203	4.375	5.282
Distributions from net investment income	(.459)	(.573)	(.627)	(.566)	(.546)	(.771)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(4.609)	(.752)	(1.610)	(1.203)	(.885)	(.992)
Net asset value, end of period	$58.48	$61.18	$58.61	$59.27	$58.27	$54.78
Total ReturnB,C,D	3.29%	5.73%	1.72%	3.82%	8.04%	10.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%G	.58%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.97%G	.58%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.96%G	.58%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.67 %G	1.06%	1.12%	.97%	1.02%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$133	$147	$153	$334	$190	$190
Portfolio turnover rateE	38%G	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.93	$58.41	$59.07	$58.11	$54.66	$50.43
Income from Investment Operations
Net investment income (loss)A	.343	.329	.351	.276	.295	.444
Net realized and unrealized gain (loss)	1.411	2.685	.321	1.618	3.791	4.564
Total from investment operations	1.754	3.014	.672	1.894	4.086	5.008
Distributions from net investment income	(.304)	(.315)	(.349)	(.297)	(.297)	(.557)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(4.454)	(.494)	(1.332)	(.934)	(.636)	(.778)
Net asset value, end of period	$58.23	$60.93	$58.41	$59.07	$58.11	$54.66
Total ReturnB,C,D	3.03%	5.20%	1.23%	3.29%	7.51%	10.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.46%G,H	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.46%G,H	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.46%G,H	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.17%G	.56%	.62%	.47%	.52%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$138	$150	$159	$168	$156	$113
Portfolio turnover rateE	38%G	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$61.22	$58.62	$59.28	$58.27	$54.77	$50.49
Income from Investment Operations
Net investment income (loss)A	.637	.923	.920	.866	.866	.969
Net realized and unrealized gain (loss)	1.415	2.703	.317	1.628	3.805	4.563
Total from investment operations	2.052	3.626	1.237	2.494	4.671	5.532
Distributions from net investment income	(.622)	(.847)	(.914)	(.847)	(.832)	(1.031)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(4.772)	(1.026)	(1.897)	(1.484)	(1.171)	(1.252)
Net asset value, end of period	$58.50	$61.22	$58.62	$59.28	$58.27	$54.77
Total ReturnB,C	3.54%	6.27%	2.24%	4.33%	8.60%	11.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.08%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.47%F	.08%	-%	-%	-%	-%
Expenses net of all reductions	.46%F	.08%	-%	-%	-%	-%
Net investment income (loss)	2.17%F	1.56%	1.62%	1.47%	1.52%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$12,002	$9,783	$8,756	$9,139	$6,818	$2,108
Portfolio turnover rateD	38%F	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$61.21	$58.62	$59.27	$58.26	$54.77	$50.48
Income from Investment Operations
Net investment income (loss)A	.639	.924	.921	.864	.863	.969
Net realized and unrealized gain (loss)	1.416	2.692	.326	1.630	3.798	4.573
Total from investment operations	2.055	3.616	1.247	2.494	4.661	5.542
Distributions from net investment income	(.615)	(.847)	(.914)	(.847)	(.832)	(1.031)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(4.765)	(1.026)	(1.897)	(1.484)	(1.171)	(1.252)
Net asset value, end of period	$58.50	$61.21	$58.62	$59.27	$58.26	$54.77
Total ReturnB,C	3.55%	6.25%	2.26%	4.33%	8.58%	11.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F,G	.08%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.46%F,G	.08%	-%	-%	-%	-%
Expenses net of all reductions	.46%F,G	.08%	-%	-%	-%	-%
Net investment income (loss)	2.17 %F	1.55%	1.62%	1.47%	1.52%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$53	$56	$53	$68	$30	$27
Portfolio turnover rateD	38%F	128%	49%	29%	30%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	36.6
Fidelity Series Government Money Market Fund 1.39%	21.3
Fidelity Series Short-Term Credit Fund	5.3
Fidelity Series Inflation-Protected Bond Index Fund	3.6
Fidelity Series Emerging Markets Fund	3.6
Fidelity Series International Growth Fund	3.0
Fidelity Series International Value Fund	3.0
Fidelity Series Intrinsic Opportunities Fund	2.5
Fidelity Series Growth & Income Fund	2.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.1
83.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.7%
International Equity Funds	10.6%
Bond Funds	45.1%
Short-Term Funds	26.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2005 Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	5,767	$106,050
Fidelity Series 1000 Value Index Fund (a)	9,891	130,758
Fidelity Series All-Sector Equity Fund (a)	14,868	200,122
Fidelity Series Blue Chip Growth Fund (a)	13,660	205,311
Fidelity Series Commodity Strategy Fund (a)	75,164	417,910
Fidelity Series Growth & Income Fund (a)	28,024	463,798
Fidelity Series Growth Company Fund (a)	22,343	409,545
Fidelity Series Intrinsic Opportunities Fund (a)	27,009	512,366
Fidelity Series Opportunistic Insights Fund (a)	11,899	225,600
Fidelity Series Real Estate Equity Fund (a)	3,230	39,888
Fidelity Series Small Cap Discovery Fund (a)	4,731	60,551
Fidelity Series Small Cap Opportunities Fund (a)	12,461	180,565
Fidelity Series Stock Selector Large Cap Value Fund (a)	26,579	358,024
Fidelity Series Value Discovery Fund (a)	18,285	253,984
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,163,204)		3,564,472

International Equity Funds - 10.6%
Fidelity Series Canada Fund (a)	5,442	59,811
Fidelity Series Emerging Markets Fund (a)	30,820	717,804
Fidelity Series International Growth Fund (a)	35,629	609,262
Fidelity Series International Small Cap Fund (a)	7,634	145,577
Fidelity Series International Value Fund (a)	53,494	605,017
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,857,302)		2,137,471

Bond Funds - 45.1%
Fidelity Series Emerging Markets Debt Fund (a)	11,642	119,565
Fidelity Series Floating Rate High Income Fund (a)	5,177	49,442
Fidelity Series High Income Fund (a)	30,679	299,737
Fidelity Series Inflation-Protected Bond Index Fund (a)	74,777	723,837
Fidelity Series International Credit Fund (a)	1,055	10,523
Fidelity Series Investment Grade Bond Fund (a)	664,984	7,387,975
Fidelity Series Long-Term Treasury Bond Index Fund (a)	49,586	427,924
Fidelity Series Real Estate Income Fund (a)	8,483	91,447
TOTAL BOND FUNDS
(Cost $9,245,421)		9,110,450

Short-Term Funds - 26.6%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	4,295,765	4,295,765
Fidelity Series Short-Term Credit Fund (a)	107,845	1,068,741
TOTAL SHORT-TERM FUNDS
(Cost $5,373,487)		5,364,506
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $19,639,414)		20,176,899
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,402)
NET ASSETS - 100%		$20,168,497

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$119,243	$12,450	$39,997	$2,214	$12,609	$1,745	$106,050
Fidelity Series 1000 Value Index Fund	145,677	17,554	41,796	5,006	1,405	7,918	130,758
Fidelity Series All-Sector Equity Fund	224,142	39,427	70,680	20,200	2,614	4,619	200,122
Fidelity Series Blue Chip Growth Fund	226,996	43,708	79,930	23,979	1,931	12,606	205,311
Fidelity Series Canada Fund	--	72,064	15,199	646	240	2,706	59,811
Fidelity Series Commodity Strategy Fund	427,033	40,226	74,102	2,170	1,220	23,533	417,910
Fidelity Series Emerging Markets Debt Fund	125,284	16,557	21,578	5,145	15	(713)	119,565
Fidelity Series Emerging Markets Fund	1,075,333	80,417	569,105	20,605	58,448	72,711	717,804
Fidelity Series Floating Rate High Income Fund	52,310	6,082	8,991	1,326	(14)	55	49,442
Fidelity Series Government Money Market Fund 1.39%	3,768,240	1,144,849	617,324	23,100	--	--	4,295,765
Fidelity Series Growth & Income Fund	524,118	69,129	169,841	24,295	4,523	35,869	463,798
Fidelity Series Growth Company Fund	450,979	77,722	165,977	38,631	11,992	34,829	409,545
Fidelity Series High Income Fund	314,318	34,968	50,443	10,078	(19)	913	299,737
Fidelity Series Inflation-Protected Bond Index Fund	756,769	98,404	117,157	14,552	(245)	(13,934)	723,837
Fidelity Series International Credit Fund	10,427	197	70	197	--	(31)	10,523
Fidelity Series International Growth Fund	691,601	75,745	219,039	18,363	8,206	52,749	609,262
Fidelity Series International Small Cap Fund	159,075	22,488	49,594	8,693	2,525	11,083	145,577
Fidelity Series International Value Fund	699,870	75,742	216,578	18,332	8,279	37,704	605,017
Fidelity Series Intrinsic Opportunities Fund	530,195	70,242	134,620	24,248	2,734	43,815	512,366
Fidelity Series Investment Grade Bond Fund	7,613,077	990,731	1,097,138	122,764	1,140	(119,835)	7,387,975
Fidelity Series Long-Term Treasury Bond Index Fund	191,225	289,997	45,819	4,650	(126)	(7,353)	427,924
Fidelity Series Opportunistic Insights Fund	251,280	46,228	89,885	24,673	5,392	12,585	225,600
Fidelity Series Real Estate Equity Fund	45,923	6,553	9,567	2,108	(61)	(2,960)	39,888
Fidelity Series Real Estate Income Fund	99,248	13,717	16,903	4,777	(94)	(4,521)	91,447
Fidelity Series Short-Term Credit Fund	1,590,843	117,608	630,064	11,582	(652)	(8,994)	1,068,741
Fidelity Series Small Cap Discovery Fund	67,093	6,314	18,270	454	657	4,757	60,551
Fidelity Series Small Cap Opportunities Fund	202,458	38,100	61,431	20,568	954	484	180,565
Fidelity Series Stock Selector Large Cap Value Fund	393,010	56,932	104,834	22,877	2,989	9,927	358,024
Fidelity Series Value Discovery Fund	276,873	37,351	70,409	13,311	1,129	9,040	253,984
Total	$21,032,640	$3,601,502	$4,806,341	$489,544	$127,791	$221,307	$20,176,899

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $19,639,414) — See accompanying schedule		$20,176,899
Cash		3
Receivable for investments sold		495,907
Total assets		20,672,809
Liabilities
Payable for investments purchased	$81,189
Payable for fund shares redeemed	414,717
Accrued management fee	8,164
Distribution and service plan fees payable	242
Total liabilities		504,312
Net Assets		$20,168,497
Net Assets consist of:
Paid in capital		$19,383,434
Undistributed net investment income		34,379
Accumulated undistributed net realized gain (loss) on investments		213,199
Net unrealized appreciation (depreciation) on investments		537,485
Net Assets		$20,168,497
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($133,565 ÷ 2,262.45 shares)		$59.04
Maximum offering price per share (100/94.25 of $59.04)		$62.64
Class M:
Net Asset Value and redemption price per share ($379,061 ÷ 6,426.43 shares)		$58.98
Maximum offering price per share (100/96.50 of $58.98)		$61.12
Class C:
Net Asset Value and offering price per share ($68,011 ÷ 1,158.27 shares)(a)		$58.72
Fidelity Simplicity RMD 2005:
Net Asset Value, offering price and redemption price per share ($19,548,048 ÷ 331,318.79 shares)		$59.00
Class I:
Net Asset Value, offering price and redemption price per share ($39,812 ÷ 674.74 shares)		$59.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$251,975
Expenses
Management fee	$48,887
Distribution and service plan fees	1,584
Independent trustees' fees and expenses	38
Total expenses before reductions	50,509
Expense reductions	(179)	50,330
Net investment income (loss)		201,645
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	127,791
Capital gain distributions from underlying funds	237,569
Total net realized gain (loss)		365,360
Change in net unrealized appreciation (depreciation) on underlying funds		221,307
Net gain (loss)		586,667
Net increase (decrease) in net assets resulting from operations		$788,312

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$201,645	$393,698
Net realized gain (loss)	365,360	2,490,450
Change in net unrealized appreciation (depreciation)	221,307	(1,018,995)
Net increase (decrease) in net assets resulting from operations	788,312	1,865,153
Distributions to shareholders from net investment income	(191,557)	(376,638)
Distributions to shareholders from net realized gain	(2,298,356)	(164,913)
Total distributions	(2,489,913)	(541,551)
Share transactions - net increase (decrease)	846,455	(9,825,354)
Total increase (decrease) in net assets	(855,146)	(8,501,752)
Net Assets
Beginning of period	21,023,643	29,525,395
End of period	$20,168,497	$21,023,643
Other Information
Undistributed net investment income end of period	$34,379	$24,291

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2005 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.49	$60.95	$61.71	$59.76	$55.54	$50.43
Income from Investment Operations
Net investment income (loss)A	.547	.826	.815	.758	.733	.868
Net realized and unrealized gain (loss)	1.768	3.839	.196	2.089	4.363	5.348
Total from investment operations	2.315	4.665	1.011	2.847	5.096	6.216
Distributions from net investment income	(.474)	(.766)	(.798)	(.749)	(.713)	(.879)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(7.765)	(1.125)	(1.771)	(.897)	(.876)	(1.106)
Net asset value, end of period	$59.04	$64.49	$60.95	$61.71	$59.76	$55.54
Total ReturnB,C,D	3.94%	7.77%	1.78%	4.79%	9.23%	12.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.32%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.74%G	.32%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.73%G	.32%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.80%G	1.33%	1.38%	1.24%	1.25%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$134	$343	$494	$832	$699	$122
Portfolio turnover rateE	36%G	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.47	$60.94	$61.71	$59.77	$55.55	$50.46
Income from Investment Operations
Net investment income (loss)A	.461	.671	.667	.604	.580	.738
Net realized and unrealized gain (loss)	1.764	3.842	.189	2.087	4.379	5.346
Total from investment operations	2.225	4.513	.856	2.691	4.959	6.084
Distributions from net investment income	(.424)	(.624)	(.653)	(.603)	(.576)	(.767)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(7.715)	(.983)	(1.626)	(.751)	(.739)	(.994)
Net asset value, end of period	$58.98	$64.47	$60.94	$61.71	$59.77	$55.55
Total ReturnB,C,D	3.78%	7.50%	1.51%	4.52%	8.97%	12.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	.99%G	.57%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.99%G	.57%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.99%G	.57%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.54%G	1.08%	1.13%	.99%	1.00%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$379	$380	$419	$466	$338	$326
Portfolio turnover rateE	36%G	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.21	$60.72	$61.52	$59.65	$55.49	$50.44
Income from Investment Operations
Net investment income (loss)A	.311	.360	.370	.296	.293	.471
Net realized and unrealized gain (loss)	1.756	3.828	.197	2.081	4.369	5.346
Total from investment operations	2.067	4.188	.567	2.377	4.662	5.817
Distributions from net investment income	(.266)	(.339)	(.394)	(.359)	(.339)	(.540)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(7.557)	(.698)	(1.367)	(.507)	(.502)	(.767)
Net asset value, end of period	$58.72	$64.21	$60.72	$61.52	$59.65	$55.49
Total ReturnB,C,D	3.53%	6.97%	1.02%	4.00%	8.43%	11.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.49%G	1.07%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.49%G	1.07%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.49%G	1.07%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.04%G	.58%	.63%	.49%	.50%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$68	$76	$213	$177	$37	$18
Portfolio turnover rateE	36%G	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.50	$60.94	$61.71	$59.76	$55.54	$50.44
Income from Investment Operations
Net investment income (loss)A	.612	.981	.959	.910	.874	1.003
Net realized and unrealized gain (loss)	1.761	3.850	.194	2.088	4.376	5.340
Total from investment operations	2.373	4.831	1.153	2.998	5.250	6.343
Distributions from net investment income	(.582)	(.912)	(.950)	(.900)	(.867)	(1.016)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(7.873)	(1.271)	(1.923)	(1.048)	(1.030)	(1.243)
Net asset value, end of period	$59.00	$64.50	$60.94	$61.71	$59.76	$55.54
Total ReturnB,C	4.04%	8.05%	2.03%	5.05%	9.52%	12.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.07%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.49%F	.07%	-%	-%	-%	-%
Expenses net of all reductions	.49%F	.07%	-%	-%	-%	-%
Net investment income (loss)	2.04%F	1.58%	1.63%	1.49%	1.50%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$19,548	$20,180	$28,337	$26,020	$21,766	$7,494
Portfolio turnover rateD	36%F	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.50	$60.94	$61.71	$59.76	$55.54	$50.44
Income from Investment Operations
Net investment income (loss)A	.612	.980	.978	.906	.871	1.011
Net realized and unrealized gain (loss)	1.758	3.851	.175	2.092	4.379	5.332
Total from investment operations	2.370	4.831	1.153	2.998	5.250	6.343
Distributions from net investment income	(.579)	(.912)	(.950)	(.900)	(.867)	(1.016)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(7.870)	(1.271)	(1.923)	(1.048)	(1.030)	(1.243)
Net asset value, end of period	$59.00	$64.50	$60.94	$61.71	$59.76	$55.54
Total ReturnB,C	4.03%	8.05%	2.03%	5.05%	9.52%	12.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.07%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.49%F	.07%	-%	-%	-%	-%
Expenses net of all reductions	.49%F	.07%	-%	-%	-%	-%
Net investment income (loss)	2.04%F	1.58%	1.63%	1.49%	1.50%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$40	$44	$62	$300	$91	$83
Portfolio turnover rateD	36%F	102%	47%	28%	18%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.6
Fidelity Series Government Money Market Fund 1.39%	17.2
Fidelity Series Emerging Markets Fund	4.4
Fidelity Series Short-Term Credit Fund	4.3
Fidelity Series International Growth Fund	3.8
Fidelity Series International Value Fund	3.8
Fidelity Series Intrinsic Opportunities Fund	3.4
Fidelity Series Inflation-Protected Bond Index Fund	3.2
Fidelity Series Growth & Income Fund	3.2
Fidelity Series Growth Company Fund	2.8
79.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.6%
International Equity Funds	13.3%
Bond Funds	41.6%
Short-Term Funds	21.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2010 Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,883	$53,012
Fidelity Series 1000 Value Index Fund (a)	4,946	65,383
Fidelity Series All-Sector Equity Fund (a)	7,432	100,029
Fidelity Series Blue Chip Growth Fund (a)	6,827	102,604
Fidelity Series Commodity Strategy Fund (a)	26,950	149,842
Fidelity Series Growth & Income Fund (a)	14,008	231,832
Fidelity Series Growth Company Fund (a)	11,175	204,834
Fidelity Series Intrinsic Opportunities Fund (a)	13,184	250,109
Fidelity Series Opportunistic Insights Fund (a)	5,947	112,746
Fidelity Series Real Estate Equity Fund (a)	1,600	19,765
Fidelity Series Small Cap Discovery Fund (a)	2,363	30,251
Fidelity Series Small Cap Opportunities Fund (a)	6,230	90,275
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,289	178,996
Fidelity Series Value Discovery Fund (a)	9,142	126,982
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,532,946)		1,716,660

International Equity Funds - 13.3%
Fidelity Series Canada Fund (a)	2,500	27,475
Fidelity Series Emerging Markets Fund (a)	13,736	319,906
Fidelity Series International Growth Fund (a)	16,352	279,620
Fidelity Series International Small Cap Fund (a)	3,504	66,816
Fidelity Series International Value Fund (a)	24,557	277,743
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $847,341)		971,560

Bond Funds - 41.6%
Fidelity Series Emerging Markets Debt Fund (a)	4,151	42,633
Fidelity Series Floating Rate High Income Fund (a)	1,848	17,646
Fidelity Series High Income Fund (a)	10,765	105,179
Fidelity Series Inflation-Protected Bond Index Fund (a)	24,009	232,411
Fidelity Series International Credit Fund (a)	320	3,193
Fidelity Series Investment Grade Bond Fund (a)	220,011	2,444,317
Fidelity Series Long-Term Treasury Bond Index Fund (a)	18,047	155,743
Fidelity Series Real Estate Income Fund (a)	3,022	32,574
TOTAL BOND FUNDS
(Cost $3,077,746)		3,033,696

Short-Term Funds - 21.5%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	1,253,276	1,253,276
Fidelity Series Short-Term Credit Fund (a)	31,502	312,189
TOTAL SHORT-TERM FUNDS
(Cost $1,567,932)		1,565,465
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,025,965)		7,287,381
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,327)
NET ASSETS - 100%		$7,284,054

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$49,634	$9,464	$12,640	$1,055	$1,833	$4,721	$53,012
Fidelity Series 1000 Value Index Fund	60,636	13,073	12,581	2,385	235	4,020	65,383
Fidelity Series All-Sector Equity Fund	93,299	26,050	22,355	9,622	268	2,767	100,029
Fidelity Series Blue Chip Growth Fund	94,489	26,511	25,821	10,246	600	6,825	102,604
Fidelity Series Canada Fund	--	29,744	3,517	288	42	1,206	27,475
Fidelity Series Commodity Strategy Fund	131,506	26,459	16,685	710	201	8,361	149,842
Fidelity Series Emerging Markets Debt Fund	38,145	9,733	4,966	1,701	4	(283)	42,633
Fidelity Series Emerging Markets Fund	382,026	67,656	182,227	8,787	14,829	37,622	319,906
Fidelity Series Floating Rate High Income Fund	15,913	3,780	2,069	434	(4)	26	17,646
Fidelity Series Government Money Market Fund 1.39%	920,772	450,536	118,032	6,081	--	--	1,253,276
Fidelity Series Growth & Income Fund	218,168	48,344	54,189	10,507	746	18,763	231,832
Fidelity Series Growth Company Fund	183,536	53,296	52,641	18,402	2,096	18,547	204,834
Fidelity Series High Income Fund	95,711	21,018	11,866	3,291	(21)	337	105,179
Fidelity Series Inflation-Protected Bond Index Fund	203,297	60,245	26,542	4,562	(42)	(4,547)	232,411
Fidelity Series International Credit Fund	3,225	60	83	60	--	(9)	3,193
Fidelity Series International Growth Fund	267,017	51,153	64,355	8,096	1,616	24,189	279,620
Fidelity Series International Small Cap Fund	61,417	14,195	14,582	3,825	460	5,326	66,816
Fidelity Series International Value Fund	270,207	51,159	63,380	8,067	1,845	17,912	277,743
Fidelity Series Intrinsic Opportunities Fund	216,949	47,130	36,083	10,406	741	21,372	250,109
Fidelity Series Investment Grade Bond Fund	2,121,176	623,166	261,602	37,020	31	(38,454)	2,444,317
Fidelity Series Long-Term Treasury Bond Index Fund	59,329	107,099	7,801	1,550	(28)	(2,856)	155,743
Fidelity Series Opportunistic Insights Fund	104,597	29,731	29,458	11,754	927	6,949	112,746
Fidelity Series Real Estate Equity Fund	19,148	4,850	2,820	950	(17)	(1,396)	19,765
Fidelity Series Real Estate Income Fund	30,168	7,860	3,890	1,567	(20)	(1,544)	32,574
Fidelity Series Short-Term Credit Fund	386,675	69,850	141,705	3,024	(117)	(2,514)	312,189
Fidelity Series Small Cap Discovery Fund	27,927	5,382	5,490	210	63	2,369	30,251
Fidelity Series Small Cap Opportunities Fund	84,277	23,265	18,143	8,951	(9)	885	90,275
Fidelity Series Stock Selector Large Cap Value Fund	163,592	39,971	30,306	10,903	389	5,350	178,996
Fidelity Series Value Discovery Fund	115,248	27,512	20,541	6,344	119	4,644	126,982
Total	$6,418,084	$1,948,292	$1,246,370	$190,798	$26,787	$140,588	$7,287,381

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $7,025,965) — See accompanying schedule		$7,287,381
Cash		1
Receivable for investments sold		91,877
Receivable for fund shares sold		137,053
Total assets		7,516,312
Liabilities
Payable for investments purchased	$223,707
Payable for fund shares redeemed	5,223
Accrued management fee	3,162
Distribution and service plan fees payable	166
Total liabilities		232,258
Net Assets		$7,284,054
Net Assets consist of:
Paid in capital		$6,933,394
Undistributed net investment income		12,157
Accumulated undistributed net realized gain (loss) on investments		77,087
Net unrealized appreciation (depreciation) on investments		261,416
Net Assets		$7,284,054
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($224,778 ÷ 4,134.64 shares)		$54.36
Maximum offering price per share (100/94.25 of $54.36)		$57.68
Class M:
Net Asset Value and redemption price per share ($24,135 ÷ 443.68 shares)		$54.40
Maximum offering price per share (100/96.50 of $54.40)		$56.37
Class C:
Net Asset Value and offering price per share ($132,220 ÷ 2,447.70 shares)(a)		$54.02
Fidelity Simplicity RMD 2010:
Net Asset Value, offering price and redemption price per share ($6,838,274 ÷ 125,757.22 shares)		$54.38
Class I:
Net Asset Value, offering price and redemption price per share ($64,647 ÷ 1,188.77 shares)		$54.38

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$88,657
Expenses
Management fee	$17,303
Distribution and service plan fees	1,009
Independent trustees' fees and expenses	12
Total expenses before reductions	18,324
Expense reductions	(180)	18,144
Net investment income (loss)		70,513
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	26,787
Capital gain distributions from underlying funds	102,141
Total net realized gain (loss)		128,928
Change in net unrealized appreciation (depreciation) on underlying funds		140,588
Net gain (loss)		269,516
Net increase (decrease) in net assets resulting from operations		$340,029

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,513	$109,145
Net realized gain (loss)	128,928	1,135,409
Change in net unrealized appreciation (depreciation)	140,588	(607,278)
Net increase (decrease) in net assets resulting from operations	340,029	637,276
Distributions to shareholders from net investment income	(64,839)	(104,371)
Distributions to shareholders from net realized gain	(894,051)	(87,566)
Total distributions	(958,890)	(191,937)
Share transactions - net increase (decrease)	1,487,892	(1,408,679)
Total increase (decrease) in net assets	869,031	(963,340)
Net Assets
Beginning of period	6,415,023	7,378,363
End of period	$7,284,054	$6,415,023
Other Information
Undistributed net investment income end of period	$12,157	$6,483

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2010 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.79	$57.18	$58.52	$56.72	$53.04	$47.91
Income from Investment Operations
Net investment income (loss)A	.543	.759	.758	.738	.718	.906
Net realized and unrealized gain (loss)	2.207	4.244	.040B	2.196	4.379	5.480
Total from investment operations	2.750	5.003	.798	2.934	5.097	6.386
Distributions from net investment income	(.448)	(.713)	(.756)	(.740)	(.704)	(.852)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(9.180)	(1.393)	(2.138)	(1.134)	(1.417)	(1.256)
Net asset value, end of period	$54.36	$60.79	$57.18	$58.52	$56.72	$53.04
Total ReturnC,D,E	5.12%	8.93%	1.55%	5.22%	9.76%	13.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.78%H	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.78%H	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.96%H	1.31%	1.37%	1.28%	1.30%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$225	$265	$395	$427	$267	$229
Portfolio turnover rateF	38%H	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.83	$57.22	$58.55	$56.76	$53.08	$47.94
Income from Investment Operations
Net investment income (loss)A	.473	.615	.620	.592	.581	.781
Net realized and unrealized gain (loss)	2.221	4.241	.047B	2.190	4.386	5.484
Total from investment operations	2.694	4.856	.667	2.782	4.967	6.265
Distributions from net investment income	(.392)	(.566)	(.615)	(.598)	(.574)	(.721)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(9.124)	(1.246)	(1.997)	(.992)	(1.287)	(1.125)
Net asset value, end of period	$54.40	$60.83	$57.22	$58.55	$56.76	$53.08
Total ReturnC,D,E	5.01%	8.65%	1.31%	4.94%	9.50%	13.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	.58%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.03%H	.58%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.02%H	.58%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.72%H	1.06%	1.12%	1.03%	1.05%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$24	$23	$58	$67	$36	$27
Portfolio turnover rateF	38%H	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.47	$56.97	$58.35	$56.62	$52.99	$47.93
Income from Investment Operations
Net investment income (loss)A	.331	.322	.344	.303	.305	.529
Net realized and unrealized gain (loss)	2.203	4.223	.043B	2.182	4.382	5.469
Total from investment operations	2.534	4.545	.387	2.485	4.687	5.998
Distributions from net investment income	(.252)	(.365)	(.385)	(.361)	(.344)	(.534)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(8.984)	(1.045)	(1.767)	(.755)	(1.057)	(.938)
Net asset value, end of period	$54.02	$60.47	$56.97	$58.35	$56.62	$52.99
Total ReturnC,D,E	4.74%	8.12%	.81%	4.42%	8.96%	12.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%H	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.53%H	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.53%H	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.21%H	.56%	.63%	.53%	.55%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$132	$133	$124	$137	$122	$69
Portfolio turnover rateF	38%H	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.82	$57.20	$58.53	$56.73	$53.05	$47.92
Income from Investment Operations
Net investment income (loss)A	.608	.906	.897	.882	.856	1.033
Net realized and unrealized gain (loss)	2.220	4.242	.048B	2.192	4.380	5.479
Total from investment operations	2.828	5.148	.945	3.074	5.236	6.512
Distributions from net investment income	(.536)	(.848)	(.893)	(.880)	(.843)	(.978)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(9.268)	(1.528)	(2.275)	(1.274)	(1.556)	(1.382)
Net asset value, end of period	$54.38	$60.82	$57.20	$58.53	$56.73	$53.05
Total ReturnC,D	5.26%	9.20%	1.82%	5.48%	10.04%	13.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G	.08%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.53%G	.08%	-%	-%	-%	-%
Expenses net of all reductions	.53%G	.08%	-%	-%	-%	-%
Net investment income (loss)	2.21%G	1.56%	1.62%	1.53%	1.55%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$6,838	$5,933	$6,745	$7,858	$7,608	$4,418
Portfolio turnover rateE	38%G	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.82	$57.20	$58.53	$56.73	$53.05	$47.92
Income from Investment Operations
Net investment income (loss)A	.608	.906	.896	.880	.856	1.032
Net realized and unrealized gain (loss)	2.217	4.241	.049B	2.194	4.380	5.480
Total from investment operations	2.825	5.147	.945	3.074	5.236	6.512
Distributions from net investment income	(.533)	(.847)	(.893)	(.880)	(.843)	(.978)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(9.265)	(1.527)	(2.275)	(1.274)	(1.556)	(1.382)
Net asset value, end of period	$54.38	$60.82	$57.20	$58.53	$56.73	$53.05
Total ReturnC,D	5.26%	9.20%	1.82%	5.48%	10.04%	13.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G	.08%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.53%G	.08%	-%	-%	-%	-%
Expenses net of all reductions	.53%G	.08%	-%	-%	-%	-%
Net investment income (loss)	2.21%G	1.56%	1.62%	1.53%	1.55%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$65	$61	$56	$58	$21	$19
Portfolio turnover rateE	38%G	128%	24%	33%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	30.1
Fidelity Series Government Money Market Fund 1.39%	13.3
Fidelity Series Emerging Markets Fund	5.2
Fidelity Series International Growth Fund	4.7
Fidelity Series International Value Fund	4.7
Fidelity Series Intrinsic Opportunities Fund	4.4
Fidelity Series Growth & Income Fund	4.1
Fidelity Series Growth Company Fund	3.6
Fidelity Series Short-Term Credit Fund	3.3
Fidelity Series Stock Selector Large Cap Value Fund	3.2
76.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.7%
International Equity Funds	16.2%
Bond Funds	37.5%
Short-Term Funds	16.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2015 Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	5,481	$100,794
Fidelity Series 1000 Value Index Fund (a)	9,404	124,322
Fidelity Series All-Sector Equity Fund (a)	14,131	190,198
Fidelity Series Blue Chip Growth Fund (a)	12,981	195,106
Fidelity Series Commodity Strategy Fund (a)	39,324	218,641
Fidelity Series Growth & Income Fund (a)	26,635	440,814
Fidelity Series Growth Company Fund (a)	21,258	389,663
Fidelity Series Intrinsic Opportunities Fund (a)	25,116	476,454
Fidelity Series Opportunistic Insights Fund (a)	11,307	214,388
Fidelity Series Real Estate Equity Fund (a)	3,029	37,414
Fidelity Series Small Cap Discovery Fund (a)	4,494	57,524
Fidelity Series Small Cap Opportunities Fund (a)	11,846	171,649
Fidelity Series Stock Selector Large Cap Value Fund (a)	25,266	340,327
Fidelity Series Value Discovery Fund (a)	17,382	241,437
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,878,643)		3,198,731

International Equity Funds - 16.2%
Fidelity Series Canada Fund (a)	4,517	49,643
Fidelity Series Emerging Markets Fund (a)	24,263	565,093
Fidelity Series International Growth Fund (a)	29,579	505,800
Fidelity Series International Small Cap Fund (a)	6,338	120,862
Fidelity Series International Value Fund (a)	44,419	502,374
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,522,544)		1,743,772

Bond Funds - 37.5%
Fidelity Series Emerging Markets Debt Fund (a)	6,051	62,140
Fidelity Series Floating Rate High Income Fund (a)	2,694	25,729
Fidelity Series High Income Fund (a)	15,697	153,358
Fidelity Series Inflation-Protected Bond Index Fund (a)	28,101	272,020
Fidelity Series International Credit Fund (a)	424	4,230
Fidelity Series Investment Grade Bond Fund (a)	291,982	3,243,924
Fidelity Series Long-Term Treasury Bond Index Fund (a)	26,860	231,804
Fidelity Series Real Estate Income Fund (a)	4,419	47,633
TOTAL BOND FUNDS
(Cost $4,097,985)		4,040,838

Short-Term Funds - 16.6%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	1,432,429	1,432,429
Fidelity Series Short-Term Credit Fund (a)	36,060	357,358
TOTAL SHORT-TERM FUNDS
(Cost $1,792,632)		1,789,787
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,291,804)		10,773,128
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,364)
NET ASSETS - 100%		$10,767,764

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$81,990	$28,983	$22,177	$1,925	$590	$11,408	$100,794
Fidelity Series 1000 Value Index Fund	100,176	37,443	21,036	4,354	61	7,678	124,322
Fidelity Series All-Sector Equity Fund	154,130	68,362	37,935	17,567	217	5,424	190,198
Fidelity Series Blue Chip Growth Fund	156,097	70,157	45,487	18,037	447	13,892	195,106
Fidelity Series Canada Fund	--	52,659	5,968	493	(8)	2,960	49,643
Fidelity Series Commodity Strategy Fund	161,221	63,490	18,087	1,004	100	11,917	218,641
Fidelity Series Emerging Markets Debt Fund	49,186	19,115	5,723	2,389	(23)	(415)	62,140
Fidelity Series Emerging Markets Fund	552,536	170,502	243,931	14,828	10,654	75,332	565,093
Fidelity Series Floating Rate High Income Fund	20,546	7,515	2,374	611	(3)	45	25,729
Fidelity Series Government Money Market Fund 1.39%	900,350	641,074	108,995	6,592	--	--	1,432,429
Fidelity Series Growth & Income Fund	360,403	137,137	92,495	18,852	452	35,317	440,814
Fidelity Series Growth Company Fund	310,145	137,017	95,970	33,594	1,952	36,519	389,663
Fidelity Series High Income Fund	123,355	42,798	13,215	4,634	(41)	461	153,358
Fidelity Series Inflation-Protected Bond Index Fund	206,092	93,930	22,914	4,958	(74)	(5,014)	272,020
Fidelity Series International Credit Fund	4,230	79	66	79	--	(13)	4,230
Fidelity Series International Growth Fund	421,287	147,961	108,154	14,018	1,158	43,548	505,800
Fidelity Series International Small Cap Fund	96,906	38,877	25,053	6,629	353	9,779	120,862
Fidelity Series International Value Fund	426,358	148,201	105,611	13,995	554	32,872	502,374
Fidelity Series Intrinsic Opportunities Fund	400,447	143,587	108,368	19,594	930	39,858	476,454
Fidelity Series Investment Grade Bond Fund	2,451,457	1,111,107	268,317	47,043	(792)	(49,531)	3,243,924
Fidelity Series Long-Term Treasury Bond Index Fund	71,151	179,580	14,817	2,192	(57)	(4,053)	231,804
Fidelity Series Opportunistic Insights Fund	172,792	78,580	51,712	21,458	987	13,741	214,388
Fidelity Series Real Estate Equity Fund	31,191	13,262	4,534	1,677	(54)	(2,451)	37,414
Fidelity Series Real Estate Income Fund	39,028	15,272	4,483	2,169	(25)	(2,159)	47,633
Fidelity Series Short-Term Credit Fund	375,312	120,010	135,019	3,280	(96)	(2,849)	357,358
Fidelity Series Small Cap Discovery Fund	46,135	15,651	8,719	392	(12)	4,469	57,524
Fidelity Series Small Cap Opportunities Fund	139,218	61,927	31,504	15,803	(29)	2,037	171,649
Fidelity Series Stock Selector Large Cap Value Fund	270,245	109,389	49,445	19,899	(6)	10,144	340,327
Fidelity Series Value Discovery Fund	190,393	76,651	34,582	11,579	36	8,939	241,437
Total	$8,312,377	$3,830,316	$1,686,691	$309,645	$17,271	$299,855	$10,773,128

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $10,291,804) — See accompanying schedule		$10,773,128
Cash		3
Receivable for investments sold		202,051
Total assets		10,975,182
Liabilities
Payable for investments purchased	$199,433
Payable for fund shares redeemed	2,617
Accrued management fee	4,987
Distribution and service plan fees payable	381
Total liabilities		207,418
Net Assets		$10,767,764
Net Assets consist of:
Paid in capital		$10,147,765
Undistributed net investment income		14,357
Accumulated undistributed net realized gain (loss) on investments		124,318
Net unrealized appreciation (depreciation) on investments		481,324
Net Assets		$10,767,764
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($388,225 ÷ 6,439.10 shares)		$60.29
Maximum offering price per share (100/94.25 of $60.29)		$63.97
Class M:
Net Asset Value and redemption price per share ($539,301 ÷ 8,953.70 shares)		$60.23
Maximum offering price per share (100/96.50 of $60.23)		$62.41
Class C:
Net Asset Value and offering price per share ($91,393 ÷ 1,530.90 shares)(a)		$59.70
Fidelity Simplicity RMD 2015:
Net Asset Value, offering price and redemption price per share ($9,737,350 ÷ 161,553.00 shares)		$60.27
Class I:
Net Asset Value, offering price and redemption price per share ($11,495 ÷ 190.40 shares)		$60.37

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$129,880
Expenses
Management fee	$26,604
Distribution and service plan fees	2,261
Independent trustees' fees and expenses	17
Total expenses before reductions	28,882
Expense reductions	(178)	28,704
Net investment income (loss)		101,176
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	17,271
Capital gain distributions from underlying funds	179,765
Total net realized gain (loss)		197,036
Change in net unrealized appreciation (depreciation) on underlying funds		299,855
Net gain (loss)		496,891
Net increase (decrease) in net assets resulting from operations		$598,067

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$101,176	$143,136
Net realized gain (loss)	197,036	1,237,402
Change in net unrealized appreciation (depreciation)	299,855	(454,794)
Net increase (decrease) in net assets resulting from operations	598,067	925,744
Distributions to shareholders from net investment income	(94,225)	(137,895)
Distributions to shareholders from net realized gain	(1,038,823)	(118,111)
Total distributions	(1,133,048)	(256,006)
Share transactions - net increase (decrease)	2,994,863	(3,339,280)
Total increase (decrease) in net assets	2,459,882	(2,669,542)
Net Assets
Beginning of period	8,307,882	10,977,424
End of period	$10,767,764	$8,307,882
Other Information
Undistributed net investment income end of period	$14,357	$7,406

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2015 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.95	$60.61	$62.00	$59.79	$55.12	$49.20
Income from Investment Operations
Net investment income (loss)A	.603	.796	.790	.753	.751	.939
Net realized and unrealized gain (loss)	3.138	5.018	(.055)	2.474	4.831	6.075
Total from investment operations	3.741	5.814	.735	3.227	5.582	7.014
Distributions from net investment income	(.493)	(.767)	(.788)	(.743)	(.734)	(.913)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(8.401)	(1.474)	(2.125)	(1.017)	(.912)	(1.094)
Net asset value, end of period	$60.29	$64.95	$60.61	$62.00	$59.79	$55.12
Total ReturnB,C,D	6.40%	9.80%	1.37%	5.44%	10.18%	14.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G,H	.34%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.82%G,H	.34%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.82%G,H	.34%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.00%G	1.28%	1.36%	1.23%	1.29%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$388	$379	$501	$452	$181	$25
Portfolio turnover rateE	36%G	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.91	$60.57	$61.96	$59.75	$55.09	$49.17
Income from Investment Operations
Net investment income (loss)A	.526	.639	.645	.600	.601	.809
Net realized and unrealized gain (loss)	3.142	5.013	(.056)	2.475	4.822	6.077
Total from investment operations	3.668	5.652	.589	3.075	5.423	6.886
Distributions from net investment income	(.440)	(.605)	(.642)	(.591)	(.585)	(.785)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(8.348)	(1.312)	(1.979)	(.865)	(.763)	(.966)
Net asset value, end of period	$60.23	$64.91	$60.57	$61.96	$59.75	$55.09
Total ReturnB,C,D	6.28%	9.51%	1.11%	5.18%	9.89%	14.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.08%G	.59%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.08%G	.59%	.50%	.50%	.50%	.50%
Expenses net of all reductions	1.07%G	.59%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.74%G	1.04%	1.11%	.98%	1.04%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$539	$553	$1,030	$1,088	$420	$295
Portfolio turnover rateE	36%G	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.45	$60.25	$61.71	$59.58	$54.98	$49.14
Income from Investment Operations
Net investment income (loss)A	.371	.328	.352	.294	.310	.553
Net realized and unrealized gain (loss)	3.111	4.986	(.066)	2.471	4.816	6.061
Total from investment operations	3.482	5.314	.286	2.765	5.126	6.614
Distributions from net investment income	(.324)	(.407)	(.409)	(.361)	(.348)	(.593)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(8.232)	(1.114)	(1.746)	(.635)	(.526)	(.774)
Net asset value, end of period	$59.70	$64.45	$60.25	$61.71	$59.58	$54.98
Total ReturnB,C,D	6.01%	8.98%	.60%	4.66%	9.35%	13.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.58%G	1.09%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.58%G	1.09%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.57%G	1.09%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.24%G	.53%	.61%	.48%	.54%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$91	$88	$384	$444	$358	$357
Portfolio turnover rateE	36%G	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.98	$60.62	$62.01	$59.79	$55.11	$49.19
Income from Investment Operations
Net investment income (loss)A	.674	.950	.938	.907	.893	1.073
Net realized and unrealized gain (loss)	3.138	5.023	(.057)	2.472	4.833	6.070
Total from investment operations	3.812	5.973	.881	3.379	5.726	7.143
Distributions from net investment income	(.614)	(.906)	(.934)	(.885)	(.868)	(1.042)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(8.522)	(1.613)	(2.271)	(1.159)	(1.046)	(1.223)
Net asset value, end of period	$60.27	$64.98	$60.62	$62.01	$59.79	$55.11
Total ReturnB,C	6.53%	10.08%	1.62%	5.70%	10.46%	14.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%F	.09%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.58%F	.09%	-%	-%	-%	-%
Expenses net of all reductions	.57%F	.09%	-%	-%	-%	-%
Net investment income (loss)	2.24%F	1.53%	1.61%	1.48%	1.54%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$9,737	$7,287	$9,061	$9,298	$6,327	$3,904
Portfolio turnover rateD	36%F	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$65.08	$60.71	$62.07	$59.83	$55.13	$49.18
Income from Investment Operations
Net investment income (loss)A	.660	.958	.940	.901	.869	1.108
Net realized and unrealized gain (loss)	3.176	5.029	(.029)	2.498	4.877	6.065
Total from investment operations	3.836	5.987	.911	3.399	5.746	7.173
Distributions from net investment income	(.638)	(.910)	(.934)	(.885)	(.868)	(1.042)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(8.546)	(1.617)	(2.271)	(1.159)	(1.046)	(1.223)
Net asset value, end of period	$60.37	$65.08	$60.71	$62.07	$59.83	$55.13
Total ReturnB,C	6.56%	10.08%	1.67%	5.73%	10.49%	14.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%F	.09%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.58%F	.09%	-%	-%	-%	-%
Expenses net of all reductions	.58%F	.09%	-%	-%	-%	-%
Net investment income (loss)	2.23%F	1.53%	1.61%	1.48%	1.54%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$11	$1	$1	$1	$1	$1
Portfolio turnover rateD	36%F	115%	27%	20%	25%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of January 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.5
Fidelity Series Government Money Market Fund 1.39%	9.7
Fidelity Series Emerging Markets Fund	6.0
Fidelity Series International Growth Fund	5.6
Fidelity Series International Value Fund	5.5
Fidelity Series Intrinsic Opportunities Fund	5.4
Fidelity Series Growth & Income Fund	5.0
Fidelity Series Growth Company Fund	4.5
Fidelity Series Stock Selector Large Cap Value Fund	3.9
Fidelity Series Value Discovery Fund	2.8
74.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.0%
International Equity Funds	19.0%
Bond Funds	33.0%
Short-Term Funds	12.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2020 Fund℠

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	10,701	$196,791
Fidelity Series 1000 Value Index Fund (a)	18,364	242,770
Fidelity Series All-Sector Equity Fund (a)	27,588	371,338
Fidelity Series Blue Chip Growth Fund (a)	25,342	380,887
Fidelity Series Commodity Strategy Fund (a)	61,970	344,555
Fidelity Series Growth & Income Fund (a)	52,011	860,776
Fidelity Series Growth Company Fund (a)	41,646	763,377
Fidelity Series Intrinsic Opportunities Fund (a)	48,949	928,569
Fidelity Series Opportunistic Insights Fund (a)	22,074	418,515
Fidelity Series Real Estate Equity Fund (a)	5,842	72,152
Fidelity Series Small Cap Discovery Fund (a)	8,774	112,301
Fidelity Series Small Cap Opportunities Fund (a)	23,133	335,195
Fidelity Series Stock Selector Large Cap Value Fund (a)	49,334	664,531
Fidelity Series Value Discovery Fund (a)	33,941	471,434
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,663,157)		6,163,191

International Equity Funds - 19.0%
Fidelity Series Canada Fund (a)	8,564	94,120
Fidelity Series Emerging Markets Fund (a)	43,916	1,022,792
Fidelity Series International Growth Fund (a)	55,784	953,913
Fidelity Series International Small Cap Fund (a)	11,974	228,335
Fidelity Series International Value Fund (a)	83,789	947,655
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,905,065)		3,246,815

Bond Funds - 33.0%
Fidelity Series Emerging Markets Debt Fund (a)	9,559	98,167
Fidelity Series Floating Rate High Income Fund (a)	4,270	40,782
Fidelity Series High Income Fund (a)	24,105	235,506
Fidelity Series Inflation-Protected Bond Index Fund (a)	30,202	292,359
Fidelity Series International Credit Fund (a)	430	4,292
Fidelity Series Investment Grade Bond Fund (a)	408,126	4,534,273
Fidelity Series Long-Term Treasury Bond Index Fund (a)	42,968	370,813
Fidelity Series Real Estate Income Fund (a)	6,975	75,189
TOTAL BOND FUNDS
(Cost $5,731,547)		5,651,381

Short-Term Funds - 12.1%
Fidelity Series Government Money Market Fund 1.39% (a)(b)	1,651,374	1,651,374
Fidelity Series Short-Term Credit Fund (a)	41,683	413,075
TOTAL SHORT-TERM FUNDS
(Cost $2,067,305)		2,064,449
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $16,367,074)		17,125,836
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(8,782)
NET ASSETS - 100%		$17,117,054

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$101,516	$105,052	$30,127	$3,712	$1,127	$19,223	$196,791
Fidelity Series 1000 Value Index Fund	124,192	132,117	26,857	8,406	15	13,303	242,770
Fidelity Series All-Sector Equity Fund	191,084	224,292	50,695	33,903	(501)	7,158	371,338
Fidelity Series Blue Chip Growth Fund	193,535	222,945	62,582	27,902	(21)	27,010	380,887
Fidelity Series Canada Fund	--	95,582	6,678	910	(1)	5,217	94,120
Fidelity Series Commodity Strategy Fund	173,011	179,832	25,730	1,452	59	17,383	344,555
Fidelity Series Emerging Markets Debt Fund	49,942	56,701	7,677	3,300	(32)	(767)	98,167
Fidelity Series Emerging Markets Fund	623,421	610,627	343,094	26,662	6,198	125,640	1,022,792
Fidelity Series Floating Rate High Income Fund	20,858	22,970	3,164	814	(1)	119	40,782
Fidelity Series Government Money Market Fund 1.39%	655,069	1,102,607	106,302	6,335	--	--	1,651,374
Fidelity Series Growth & Income Fund	446,802	471,492	127,515	28,269	298	69,699	860,776
Fidelity Series Growth Company Fund	384,039	451,945	131,312	64,804	211	58,494	763,377
Fidelity Series High Income Fund	125,297	127,402	18,159	6,167	(9)	975	235,506
Fidelity Series Inflation-Protected Bond Index Fund	140,110	179,605	21,610	5,214	(142)	(5,604)	292,359
Fidelity Series International Credit Fund	4,186	119	--	81	--	(13)	4,292
Fidelity Series International Growth Fund	504,629	510,597	133,931	26,101	122	72,496	953,913
Fidelity Series International Small Cap Fund	116,066	129,924	34,099	12,357	81	16,363	228,335
Fidelity Series International Value Fund	510,594	507,324	127,084	26,057	84	56,737	947,655
Fidelity Series Intrinsic Opportunities Fund	450,393	474,154	68,479	29,303	(805)	73,306	928,569
Fidelity Series Investment Grade Bond Fund	2,195,974	2,740,867	333,687	56,104	(1,124)	(67,757)	4,534,273
Fidelity Series Long-Term Treasury Bond Index Fund	77,042	318,009	16,822	2,994	(165)	(7,251)	370,813
Fidelity Series Opportunistic Insights Fund	214,213	255,124	71,378	41,408	(492)	21,048	418,515
Fidelity Series Real Estate Equity Fund	38,564	45,569	7,399	2,847	(119)	(4,463)	72,152
Fidelity Series Real Estate Income Fund	39,586	44,871	6,014	3,039	(89)	(3,165)	75,189
Fidelity Series Short-Term Credit Fund	275,847	255,077	114,837	3,092	(150)	(2,862)	413,075
Fidelity Series Small Cap Discovery Fund	57,213	59,663	12,332	730	3	7,754	112,301
Fidelity Series Small Cap Opportunities Fund	172,614	198,677	40,444	25,407	(282)	4,630	335,195
Fidelity Series Stock Selector Large Cap Value Fund	334,432	373,755	59,440	38,355	(217)	16,001	664,531
Fidelity Series Value Discovery Fund	236,033	262,298	43,133	22,317	(177)	16,413	471,434
Total	$8,456,262	$10,159,197	$2,030,581	$508,042	$3,871	$537,087	$17,125,836

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (cost $16,367,074) — See accompanying schedule		$17,125,836
Cash		1
Receivable for investments sold		141,759
Receivable for fund shares sold		350,747
Total assets		17,618,343
Liabilities
Payable for investments purchased	$492,169
Payable for fund shares redeemed	337
Accrued management fee	8,351
Distribution and service plan fees payable	432
Total liabilities		501,289
Net Assets		$17,117,054
Net Assets consist of:
Paid in capital		$16,123,867
Undistributed net investment income		18,186
Accumulated undistributed net realized gain (loss) on investments		216,239
Net unrealized appreciation (depreciation) on investments		758,762
Net Assets		$17,117,054
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,279 ÷ 692.29 shares)		$61.07
Maximum offering price per share (100/94.25 of $61.07)		$64.80
Class M:
Net Asset Value and redemption price per share ($751,159 ÷ 12,290.42 shares)		$61.12
Maximum offering price per share (100/96.50 of $61.12)		$63.34
Class C:
Net Asset Value and offering price per share ($133,522 ÷ 2,211.10 shares)(a)		$60.39
Fidelity Simplicity RMD 2020:
Net Asset Value, offering price and redemption price per share ($16,116,894 ÷ 264,187.05 shares)		$61.01
Class I:
Net Asset Value, offering price and redemption price per share ($73,200 ÷ 1,200.42 shares)		$60.98

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Income distributions from underlying funds		$194,643
Expenses
Management fee	$37,420
Distribution and service plan fees	2,587
Independent trustees' fees and expenses	21
Total expenses before reductions	40,028
Expense reductions	(179)	39,849
Net investment income (loss)		154,794
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	3,871
Capital gain distributions from underlying funds	313,399
Total net realized gain (loss)		317,270
Change in net unrealized appreciation (depreciation) on underlying funds		537,087
Net gain (loss)		854,357
Net increase (decrease) in net assets resulting from operations		$1,009,151

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$154,794	$134,965
Net realized gain (loss)	317,270	1,239,490
Change in net unrealized appreciation (depreciation)	537,087	(446,503)
Net increase (decrease) in net assets resulting from operations	1,009,151	927,952
Distributions to shareholders from net investment income	(143,236)	(130,309)
Distributions to shareholders from net realized gain	(1,124,258)	(89,994)
Total distributions	(1,267,494)	(220,303)
Share transactions - net increase (decrease)	8,923,896	(2,020,636)
Total increase (decrease) in net assets	8,665,553	(1,312,987)
Net Assets
Beginning of period	8,451,501	9,764,488
End of period	$17,117,054	$8,451,501
Other Information
Undistributed net investment income end of period	$18,186	$6,628

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2020 Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.09	$59.25	$60.93	$59.08	$54.91	$48.63
Income from Investment Operations
Net investment income (loss)A	.728	.773	.786	.748	.742	.927
Net realized and unrealized gain (loss)	3.743	5.368	(.202)	2.585	5.022	6.538
Total from investment operations	4.471	6.141	.584	3.333	5.764	7.465
Distributions from net investment income	(.520)	(.746)	(.773)	(.742)	(.712)	(.933)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(7.491)	(1.301)	(2.264)	(1.483)	(1.594)	(1.185)
Net asset value, end of period	$61.07	$64.09	$59.25	$60.93	$59.08	$54.91
Total ReturnB,C,D	7.68%	10.56%	1.16%	5.72%	10.68%	15.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.87%G	.35%	.25%	.25%	.25%	.24%H
Expenses net of fee waivers, if any	.87%G	.35%	.25%	.25%	.25%	.24%H
Expenses net of all reductions	.86%G	.35%	.25%	.25%	.25%	.24%H
Net investment income (loss)	2.38%G	1.27%	1.38%	1.25%	1.28%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$42	$102	$92	$109	$109	$10
Portfolio turnover rateE	33%G	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.15	$59.31	$61.00	$59.15	$55.00	$48.61
Income from Investment Operations
Net investment income (loss)A	.642	.622	.642	.599	.605	.781
Net realized and unrealized gain (loss)	3.751	5.378	(.205)	2.586	5.021	6.563
Total from investment operations	4.393	6.000	.437	3.185	5.626	7.344
Distributions from net investment income	(.452)	(.605)	(.636)	(.594)	(.594)	(.702)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(7.423)	(1.160)	(2.127)	(1.335)	(1.476)	(.954)
Net asset value, end of period	$61.12	$64.15	$59.31	$61.00	$59.15	$55.00
Total ReturnB,C,D	7.54%	10.29%	.90%	5.45%	10.40%	15.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.12%G	.60%	.50%	.50%	.49%H	.50%
Expenses net of fee waivers, if any	1.12%G	.60%	.50%	.50%	.49%H	.50%
Expenses net of all reductions	1.11%G	.60%	.50%	.50%	.49%H	.50%
Net investment income (loss)	2.12%G	1.02%	1.13%	1.00%	1.04%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$751	$752	$752	$544	$451	$10
Portfolio turnover rateE	33%G	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$63.51	$58.84	$60.60	$58.82	$54.75	$48.55
Income from Investment Operations
Net investment income (loss)A	.485	.315	.357	.296	.304	.532
Net realized and unrealized gain (loss)	3.712	5.326	(.216)	2.580	5.003	6.524
Total from investment operations	4.197	5.641	.141	2.876	5.307	7.056
Distributions from net investment income	(.346)	(.416)	(.410)	(.355)	(.355)	(.604)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(7.317)	(.971)	(1.901)	(1.096)	(1.237)	(.856)
Net asset value, end of period	$60.39	$63.51	$58.84	$60.60	$58.82	$54.75
Total ReturnB,C,D	7.28%	9.74%	.39%	4.94%	9.84%	14.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.62%G	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.62%G	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.61%G	1.10%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.62%G	.52%	.63%	.49%	.53%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$134	$142	$175	$177	$205	$154
Portfolio turnover rateE	33%G	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.06	$59.21	$60.89	$59.04	$54.87	$48.59
Income from Investment Operations
Net investment income (loss)A	.783	.924	.928	.898	.880	1.051
Net realized and unrealized gain (loss)	3.756	5.363	(.202)	2.584	5.027	6.531
Total from investment operations	4.539	6.287	.726	3.482	5.907	7.582
Distributions from net investment income	(.618)	(.882)	(.915)	(.891)	(.855)	(1.050)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(7.589)	(1.437)	(2.406)	(1.632)	(1.737)	(1.302)
Net asset value, end of period	$61.01	$64.06	$59.21	$60.89	$59.04	$54.87
Total ReturnB,C	7.81%	10.83%	1.41%	5.98%	10.97%	15.86%
Ratios to Average Net AssetsD,E
Expenses before reductions	.62%F	.10%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.62%F	.10%	-%	-%	-%	-%
Expenses net of all reductions	.62%F	.10%	-%	-%	-%	-%
Net investment income (loss)	2.61%F	1.52%	1.63%	1.50%	1.53%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$16,117	$7,449	$8,744	$9,019	$7,882	$3,925
Portfolio turnover rateD	33%F	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$64.04	$59.21	$60.89	$59.04	$54.88	$48.59
Income from Investment Operations
Net investment income (loss)A	.782	.922	.929	.897	.887	1.040
Net realized and unrealized gain (loss)	3.747	5.366	(.203)	2.585	5.010	6.552
Total from investment operations	4.529	6.288	.726	3.482	5.897	7.592
Distributions from net investment income	(.618)	(.903)	(.915)	(.891)	(.855)	(1.050)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(7.589)	(1.458)	(2.406)	(1.632)	(1.737)	(1.302)
Net asset value, end of period	$60.98	$64.04	$59.21	$60.89	$59.04	$54.88
Total ReturnB,C	7.80%	10.84%	1.41%	5.98%	10.95%	15.88%
Ratios to Average Net AssetsD,E
Expenses before reductions	.62%F	.10%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.62%F	.10%	-%	-%	-%	-%
Expenses net of all reductions	.62%F	.10%	-%	-%	-%	-%
Net investment income (loss)	2.61%F	1.52%	1.63%	1.50%	1.53%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$73	$6	$2	$18	$17	$2
Portfolio turnover rateD	33%F	118%	29%	31%	34%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). In the prior year, the Funds transitioned their portfolios to invest exclusively in classes of the Fidelity Series funds, offered only to certain other Fidelity funds advised by FMR or its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in a systematic withdrawal plan, starting after the horizon date indicated by its name, resulting in the gradual liquidation of the shareholder's investment in the Fund.

The Funds offer the following classes of shares: Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund shares. Class A, Class M, Class C and Class I of each Fund is closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Simplicity RMD Income Fund	$12,272,863	$353,306	$(96,094)	$257,212
Fidelity Simplicity RMD 2005 Fund	19,644,940	681,897	(149,938)	531,959
Fidelity Simplicity RMD 2010 Fund	7,027,363	308,989	(48,971)	260,018
Fidelity Simplicity RMD 2015 Fund	10,294,823	541,907	(63,602)	478,305
Fidelity Simplicity RMD 2020 Fund	16,374,966	844,545	(93,675)	750,870

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Simplicity RMD Income Fund	4,173,746	2,135,274
Fidelity Simplicity RMD 2005 Fund	3,601,502	4,806,341
Fidelity Simplicity RMD 2010 Fund	1,948,292	1,246,370
Fidelity Simplicity RMD 2015 Fund	3,830,316	1,686,691
Fidelity Simplicity RMD 2020 Fund	10,159,197	2,030,581

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, effective June 1, 2017, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services.

For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

Annual % of Class-Level Average Net Assets (Classes A, M, C, Retail and I)
Fidelity Simplicity RMD Income Fund	.465%
Fidelity Simplicity RMD 2005 Fund	.491%
Fidelity Simplicity RMD 2010 Fund	.533%
Fidelity Simplicity RMD 2015 Fund	.576%
Fidelity Simplicity RMD 2020 Fund	.618%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Simplicity RMD Income Fund
Class A	-%	.25%	$246	$–
Class M	.25%	.25%	346	–
Class C	.75%	.25%	724	–
			$1,316	$–
Fidelity Simplicity RMD 2005 Fund
Class A	-%	.25%	$281	$–
Class M	.25%	.25%	948	–
Class C	.75%	.25%	355	–
			$1,584	$–
Fidelity Simplicity RMD 2010 Fund
Class A	-%	.25%	$295	$–
Class M	.25%	.25%	58	–
Class C	.75%	.25%	656	–
			$1,009	$–
Fidelity Simplicity RMD 2015 Fund
Class A	-%	.25%	$474	$–
Class M	.25%	.25%	1,342	–
Class C	.75%	.25%	445	–
			$2,261	$–
Fidelity Simplicity RMD 2020 Fund
Class A	-%	.25%	$53	$–
Class M	.25%	.25%	1,854	–
Class C	.75%	.25%	680	–
			$2,587	$–

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Simplicity RMD 2010 Fund
Class C(a)	$14
$14

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Fidelity Simplicity RMD Income Fund
Class A	$4
Class M	3
Class C	3
Fidelity Simplicity RMD Income	169
Class I	1
Fidelity Simplicity RMD 2005 Fund
Class A	$3
Class M	3
Class C	1
Fidelity Simplicity RMD 2005	172
Fidelity Simplicity RMD 2010 Fund
Class A	$8
Class M	1
Class C	4
Fidelity Simplicity RMD 2010	165
Class I	2
Fidelity Simplicity RMD 2015 Fund
Class A	$10
Class M	10
Class C	1
Fidelity Simplicity RMD 2015	157
Fidelity Simplicity RMD 2020 Fund
Class A	$2
Class M	15
Class C	3
Fidelity Simplicity RMD 2020	159

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
Fidelity Simplicity RMD Income Fund
From net investment income
Class A	$1,811	$2,282
Class M	1,057	1,432
Class C	722	816
Fidelity Simplicity RMD Income	116,708	138,035
Class I	560	771
Total	$120,858	$143,336
From net realized gain
Class A	$13,301	$575
Class M	9,796	454
Class C	10,167	467
Fidelity Simplicity RMD Income	702,094	30,188
Class I	3,793	162
Total	$739,151	$31,846
Fidelity Simplicity RMD 2005 Fund
From net investment income
Class A	$1,555	$4,912
Class M	2,689	3,849
Class C	308	1,120
Fidelity Simplicity RMD 2005	186,606	365,950
Class I	399	807
Total	$191,557	$376,638
From net realized gain
Class A	$35,391	$2,747
Class M	43,110	2,461
Class C	8,661	1,197
Fidelity Simplicity RMD 2005	2,206,301	158,149
Class I	4,893	359
Total	$2,298,356	$164,913
Fidelity Simplicity RMD 2010 Fund
From net investment income
Class A	$1,848	$4,378
Class M	169	291
Class C	611	797
Fidelity Simplicity RMD 2010	61,603	98,058
Class I	608	847
Total	$64,839	$104,371
From net realized gain
Class A	$37,985	$4,415
Class M	3,326	583
Class C	19,255	1,484
Fidelity Simplicity RMD 2010	824,590	80,413
Class I	8,895	671
Total	$894,051	$87,566
Fidelity Simplicity RMD 2015 Fund
From net investment income
Class A	$3,149	$6,233
Class M	3,932	6,368
Class C	493	2,539
Fidelity Simplicity RMD 2015	86,550	122,743
Class I	101	12
Total	$94,225	$137,895
From net realized gain
Class A	$45,965	$5,776
Class M	67,117	11,903
Class C	10,821	4,463
Fidelity Simplicity RMD 2015	913,598	95,960
Class I	1,322	9
Total	$1,038,823	$118,111
Fidelity Simplicity RMD 2020 Fund
From net investment income
Class A	$386	$1,174
Class M	5,544	7,533
Class C	757	1,242
Fidelity Simplicity RMD 2020	135,876	120,329
Class I	673	31
Total	$143,236	$130,309
From net realized gain
Class A	$4,362	$864
Class M	81,492	6,984
Class C	15,560	1,647
Fidelity Simplicity RMD 2020	1,015,397	80,482
Class I	7,447	17
Total	$1,124,258	$89,994

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Fidelity Simplicity RMD Income Fund
Class A
Reinvestment of distributions	253	34	14,620	2,022
Shares redeemed	(24)	(80)	(1,372)	(4,750)
Net increase (decrease)	229	(46)	$13,248	$(2,728)
Class M
Reinvestment of distributions	174	14	10,028	813
Shares redeemed	(307)	(221)	(17,884)	(13,046)
Net increase (decrease)	(133)	(207)	$(7,856)	$(12,233)
Class C
Reinvestment of distributions	189	22	10,889	1,283
Shares redeemed	(279)	(291)	(16,097)	(17,145)
Net increase (decrease)	(90)	(269)	$(5,208)	$(15,862)
Fidelity Simplicity RMD Income
Shares sold	60,878	52,476	$3,569,556	$3,112,035
Reinvestment of distributions	13,476	1,901	779,566	112,003
Shares redeemed	(29,008)	(43,924)	(1,692,522)	(2,604,210)
Net increase (decrease)	45,346	10,453	$2,656,600	$619,828
Class I
Reinvestment of distributions	41	9	2,385	502
Shares redeemed	(51)	–	(3,000)	–
Net increase (decrease)	(10)	9	$(615)	$502
Fidelity Simplicity RMD 2005 Fund
Class A
Reinvestment of distributions	635	125	36,946	7,658
Shares redeemed	(3,694)	(2,916)	(217,278)	(179,682)
Net increase (decrease)	(3,059)	(2,791)	$(180,332)	$(172,024)
Class M
Reinvestment of distributions	767	75	44,569	4,542
Shares redeemed	(241)	(1,054)	(14,195)	(64,651)
Net increase (decrease)	526	(979)	$30,374	$(60,109)
Class C
Reinvestment of distributions	155	38	8,969	2,317
Shares redeemed	(187)	(2,352)	(10,876)	(146,656)
Net increase (decrease)	(32)	(2,314)	$(1,907)	$(144,339)
Fidelity Simplicity RMD 2005
Shares sold	38,556	15,409	$2,273,570	$952,887
Reinvestment of distributions	38,165	6,181	2,220,978	378,181
Shares redeemed	(58,283)	(173,686)	(3,495,520)	(10,758,964)
Net increase (decrease)	18,438	(152,096)	$999,028	$(9,427,896)
Class I
Reinvestment of distributions	91	19	5,292	1,166
Shares redeemed	(101)	(358)	(6,000)	(22,152)
Net increase (decrease)	(10)	(339)	$(708)	$(20,986)
Fidelity Simplicity RMD 2010 Fund
Class A
Shares sold	–	9	$–	$525
Reinvestment of distributions	617	134	32,755	7,621
Shares redeemed	(840)	(2,697)	(44,768)	(158,781)
Net increase (decrease)	(223)	(2,554)	$(12,013)	$(150,635)
Class M
Reinvestment of distributions	66	15	3,495	874
Shares redeemed	–	(644)	–	(36,603)
Net increase (decrease)	66	(629)	$3,495	$(35,729)
Class C
Shares sold	–	11	$–	$616
Reinvestment of distributions	377	40	19,866	2,261
Shares redeemed	(124)	(41)	(6,582)	(2,329)
Net increase (decrease)	253	10	$13,284	$548
Fidelity Simplicity RMD 2010
Shares sold	25,565	18,807	$1,376,300	$1,111,275
Reinvestment of distributions	15,770	1,903	837,027	108,612
Shares redeemed	(13,131)	(41,072)	(739,704)	(2,444,268)
Net increase (decrease)	28,204	(20,362)	$1,473,623	$(1,224,381)
Class I
Reinvestment of distributions	179	27	9,503	1,518
Net increase (decrease)	179	27	$9,503	$1,518
Fidelity Simplicity RMD 2015 Fund
Class A
Reinvestment of distributions	843	199	49,114	12,009
Shares redeemed	(238)	(2,632)	(14,415)	(169,007)
Net increase (decrease)	605	(2,433)	$34,699	$(156,998)
Class M
Reinvestment of distributions	1,192	267	69,323	16,027
Shares redeemed	(756)	(8,750)	(44,585)	(532,221)
Net increase (decrease)	436	(8,483)	$24,738	$(516,194)
Class C
Reinvestment of distributions	196	93	11,314	5,542
Shares redeemed	(29)	(5,110)	(1,740)	(323,132)
Net increase (decrease)	167	(5,017)	$9,574	$(317,590)
Fidelity Simplicity RMD 2015
Shares sold	50,252	5,906	$3,006,095	$363,643
Reinvestment of distributions	16,061	2,502	935,534	150,898
Shares redeemed	(16,914)	(45,731)	(1,027,200)	(2,863,060)
Net increase (decrease)	49,399	(37,323)	$2,914,429	$(2,348,519)
Class I
Shares sold	153	–	$10,000	$–
Reinvestment of distributions	24	–(a)	1,423	21
Net increase (decrease)	177	–(a)	$11,423	$21
Fidelity Simplicity RMD 2020 Fund
Class A
Reinvestment of distributions	81	33	4,748	1,945
Shares redeemed	(976)	–	(62,545)	(13)
Net increase (decrease)	(895)	33	$(57,797)	$1,932
Class M
Reinvestment of distributions	1,428	176	83,387	10,404
Shares redeemed	(869)	(1,122)	(51,671)	(68,939)
Net increase (decrease)	559	(946)	$31,716	$(58,535)
Class C
Reinvestment of distributions	283	45	16,317	2,622
Shares redeemed	(307)	(779)	(17,841)	(48,468)
Net increase (decrease)	(24)	(734)	$(1,524)	$(45,846)
Fidelity Simplicity RMD 2020
Shares sold	162,781	8,889	$9,817,178	$545,653
Reinvestment of distributions	16,864	2,397	984,882	141,832
Shares redeemed	(31,747)	(42,684)	(1,920,611)	(2,609,720)
Net increase (decrease)	147,898	(31,398)	$8,881,449	$(1,922,235)
Class I
Shares sold	966	63	$61,932	$4,000
Reinvestment of distributions	139	1	8,120	48
Net increase (decrease)	1,105	64	$70,052	$4,048

 (a) Amount represents less than one share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Fidelity Simplicity RMD Income Fund
Class A	.72%
Actual		$1,000.00	$1,034.20	$3.69
Hypothetical-C		$1,000.00	$1,021.58	$3.67
Class M	.97%
Actual		$1,000.00	$1,032.90	$4.97
Hypothetical-C		$1,000.00	$1,020.32	$4.94
Class C	1.46%
Actual		$1,000.00	$1,030.30	$7.47
Hypothetical-C		$1,000.00	$1,017.85	$7.43
Fidelity Simplicity RMD Income	.47%
Actual		$1,000.00	$1,035.40	$2.41
Hypothetical-C		$1,000.00	$1,022.84	$2.40
Class I	.46%
Actual		$1,000.00	$1,035.50	$2.36
Hypothetical-C		$1,000.00	$1,022.89	$2.35
Fidelity Simplicity RMD 2005 Fund
Class A	.74%
Actual		$1,000.00	$1,039.40	$3.80
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Class M	.99%
Actual		$1,000.00	$1,037.80	$5.09
Hypothetical-C		$1,000.00	$1,020.21	$5.04
Class C	1.49%
Actual		$1,000.00	$1,035.30	$7.64
Hypothetical-C		$1,000.00	$1,017.69	$7.58
Fidelity Simplicity RMD 2005	.49%
Actual		$1,000.00	$1,040.40	$2.52
Hypothetical-C		$1,000.00	$1,022.74	$2.50
Class I	.49%
Actual		$1,000.00	$1,040.30	$2.52
Hypothetical-C		$1,000.00	$1,022.74	$2.50
Fidelity Simplicity RMD 2010 Fund
Class A	.78%
Actual		$1,000.00	$1,051.20	$4.03
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class M	1.03%
Actual		$1,000.00	$1,050.10	$5.32
Hypothetical-C		$1,000.00	$1,020.01	$5.24
Class C	1.53%
Actual		$1,000.00	$1,047.40	$7.90
Hypothetical-C		$1,000.00	$1,017.49	$7.78
Fidelity Simplicity RMD 2010	.53%
Actual		$1,000.00	$1,052.60	$2.74
Hypothetical-C		$1,000.00	$1,022.53	$2.70
Class I	.53%
Actual		$1,000.00	$1,052.60	$2.74
Hypothetical-C		$1,000.00	$1,022.53	$2.70
Fidelity Simplicity RMD 2015 Fund
Class A	.82%
Actual		$1,000.00	$1,064.00	$4.27
Hypothetical-C		$1,000.00	$1,021.07	$4.18
Class M	1.08%
Actual		$1,000.00	$1,062.80	$5.62
Hypothetical-C		$1,000.00	$1,019.76	$5.50
Class C	1.58%
Actual		$1,000.00	$1,060.10	$8.20
Hypothetical-C		$1,000.00	$1,017.24	$8.03
Fidelity Simplicity RMD 2015	.58%
Actual		$1,000.00	$1,065.30	$3.02
Hypothetical-C		$1,000.00	$1,022.28	$2.96
Class I	.58%
Actual		$1,000.00	$1,065.60	$3.02
Hypothetical-C		$1,000.00	$1,022.28	$2.96
Fidelity Simplicity RMD 2020 Fund
Class A	.87%
Actual		$1,000.00	$1,076.80	$4.55
Hypothetical-C		$1,000.00	$1,020.82	$4.43
Class M	1.12%
Actual		$1,000.00	$1,075.40	$5.86
Hypothetical-C		$1,000.00	$1,019.56	$5.70
Class C	1.62%
Actual		$1,000.00	$1,072.80	$8.46
Hypothetical-C		$1,000.00	$1,017.04	$8.24
Fidelity Simplicity RMD 2020	.62%
Actual		$1,000.00	$1,078.10	$3.25
Hypothetical-C		$1,000.00	$1,022.08	$3.16
Class I	.62%
Actual		$1,000.00	$1,078.00	$3.25
Hypothetical-C		$1,000.00	$1,022.08	$3.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

SRD-SANN-0318
1.9881722.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 26, 2018